As filed with the SEC on April 28, 2023

Registration No. 33-54924

Registration No. 811-06388

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No. 35	☒

REGISTRATION STATEMENT

UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 111	☒

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY

ACCOUNT A

(Exact Name of Registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Name of Depositor)

640 Fifth Avenue

New York, New York 10019

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number: 1-800-544-8888

GERALD W. PATTERSON

President

Empire Fidelity Investments Life Insurance Company

640 Fifth Avenue

New York, New York 10019

(Name and Address of Agent for Service)

Copy to:

MICHAEL BERENSON

MORGAN, LEWIS & BOCKIUS LLP

1111 Pennsylvania Avenue, N.W.

Washington, D.C. 20004

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on April 29, 2023, pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date), pursuant to paragraph (a)(1) of Rule 485 under the Securities Act.

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 29, 2023

Income Advantage

Issued by Empire Fidelity Investments Life Insurance Company® (“EFILI”)

Introduction:

This prospectus describes an individual, single premium, immediate variable income annuity contract (the “Contract”) issued by Empire Fidelity Investments Life Insurance Company (“EFILI”, the “Company”, “we”, or “us”). The Contract provides you (the “Annuitant”) with the opportunity to receive annuity income for life at regular intervals (the “Annuity Income Dates”). Annuity income can be for your lifetime, or for your lifetime and the lifetime of a second person you name (the “Joint Annuitant”).

When you purchased your Contract, you chose all fixed annuity income, all variable annuity income, or a combination of the two. We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of variable annuity income. Variable annuity income fluctuates in amount according to the investment results of the Subaccounts of Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”) that you choose.

Currently, we do not offer this Contract for sale to new investors.

You purchased your Contract (1) on a non-qualified basis (“Non-Qualified Contract”), or (2) on a qualified basis (“Qualified Contract”) as an Individual Retirement Annuity (“IRA”) with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA could be purchased only with a contribution rolled over from another Roth IRA.

Important Disclosures:

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

GLOSSARY

Annuitant - You are the Annuitant. You receive lifetime income. For Qualified Contracts all annuity income during your lifetime must be received only by you. Either you or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. To choose the Withdrawal Period, either you or the Joint Annuitant must be no more than 72 years old on the Contract Date. You must also be an Owner.

Annuity Income Dates - The dates we determine the amount of annuity income. If the New York Stock Exchange is closed on an Annuity Income Date, we will determine the amount of annuity income on the next day it is open. You choose whether you want Annuity Income Dates to be monthly, quarterly, semi-annual, or annual.

Annuity Income Unit (also “unit”) - A unit of measure used to calculate the amount of variable annuity income.

Base Contract Expenses - Expenses that we assess daily against the assets of each Subaccount, comprised of a Mortality and Expense Risk Charge and an Administrative Charge.

Benchmark Rate of Return - The return that is assumed in the calculation of each amount of variable annuity income. The Benchmark Rate of Return applies only to the variable income portion of the Contract. See 4(c). Benchmark Rate of Return.

Beneficiary(ies) - The person(s) who may receive certain benefits under this Contract when there is no longer a living Annuitant or Joint Annuitant.

Code - The Internal Revenue Code of 1986, as amended.

Contract - A Contract designed to provide you and the Joint Annuitant, (if any), with annuity income for your life (or lives) beginning with the first Annuity Income Date.

Contract Date - The date your Contract becomes effective. This will be stated in your Contract.

Death Benefit - A benefit of the Contract that provides protection if an Annuitant dies before the first Annuity Income Date.

Funds - The mutual fund portfolios in which the Subaccounts invest.

Guarantee Period - A Contract with a Guarantee Period provides annuity income through a specified date even if no Annuitant lives to the end of the Guarantee Period. If no Annuitant lives to the end of the Guarantee Period, each Beneficiary will continue to receive income for the remainder of the Guarantee Period unless he or she chooses a commuted value as a lump sum benefit instead. A Contract with a Guarantee Period will provide lower annuity income on each Annuity Income Date than an otherwise identical Contract without a Guarantee Period.

IRA - Refers generally to both an Individual Retirement Account and an Individual Retirement Annuity as defined in Sections 408(a) and (b), respectively, of the Code. When it is used to refer to a Qualified Contract, it means a Contract that qualifies as an Individual Retirement Annuity as defined in Section 408(b) of the Code.

Joint Annuitant - The Joint Annuitant, (if any), receives lifetime annuity income. However, for Qualified Contracts, all annuity income during the Annuitant’s lifetime must be received only by the Annuitant. Either the Annuitant or the Joint Annuitant generally must be no older than 85 years of age on the Contract Date. For Non-qualified Contracts the Joint Annuitant may, but need not be, an Owner. For Qualified Contracts the Joint Annuitant may not be an Owner.

Net Investment Factor - An index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor can be greater or less than one. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where: (a) is the value of the assets at the end of the preceding Valuation Period; (b) is the investment income and capital gains, realized or unrealized, credited during the current Valuation Period; and (c) is the sum of: (1) the capital losses, realized or unrealized, charged during the current Valuation Period plus any amount charged or set aside for taxes during the current Valuation Period; PLUS (2) the deduction from the Subaccount during the current Valuation Period representing the daily charge equivalent to an effective annual rate of not more than 1%.

Non-qualified Contract - A Contract other than a Qualified Contract. This type of Contract may be purchased with money from any source.

Owner(s) - The person(s) who have certain rights under the Contract. You (the Annuitant) must be an Owner. If there is a Joint Annuitant, he or she may also be an Owner (except for a Qualified Contract, where only one Owner is permitted). The Joint Annuitant is never required to be an Owner. Only you and the Joint Annuitant, (if any), may ever be Owners.

Portfolio - An investment portfolio of a Fund.

Purchase Payment - The single payment you made to us in exchange for which we issued you a Contract.

Qualified Contract - A Contract that qualifies as an Individual Retirement Annuity under Section 408(b) of the Code, including an Individual Retirement Annuity that qualifies as a Roth IRA under section 408A of the Code.

Roth IRA - Refers generally to an IRA that qualifies as a Roth IRA under Section 408A of the Code. When it is used to refer to a Qualified Contract, it means an Individual Retirement Annuity Contract that qualifies as a Roth IRA under Section 408A of the Code.

Subaccount - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in the Contract.

Total Return - Used to measure the investment performance of a Subaccount, after all expenses.

Trading among Subaccounts - Transfers of amounts among the Subaccounts.

Valuation Period - The period of time from the time Annuity Income Unit values are calculated to the next time such values are calculated. These calculations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.

Variable Account - Empire Fidelity Investments Variable Annuity Account A.

Withdrawal (Liquidity) Period - Period of time money can be withdrawn from a Contract that was purchased with this feature. See 6(d). Contracts purchased with a Withdrawal Period.

Withdrawal Value - The total amount that can be withdrawn from a Contract that was purchased with a Withdrawal Period. The Withdrawal Value is only available for allocations to variable annuity income.

You - The Annuitant. The Annuitant is always an Owner.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

Fees & Expenses				Location in Prospectus
Charges for Early Withdrawals	None
Transaction Charges	None
Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your Contract Schedule page for information about the specific fees you will pay each year based on the options you have elected.			Fee Tables 8. Current Charges and Other Deductions Appendix A: Funds Available Under the Contract
	Annual Fee	Minimum	Maximum
	Base Contract Expenses	1.00%[1]	1.00%[1]
	Subaccounts (Fund fees and expenses)	0.10%[2]	1.77%[2]

1 As a percentage of the Contract allocated to the Variable Account.
2 As a percentage of the net assets of each Subaccount.
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges.
	Lowest Annual Cost $357A		Highest Annual Cost $1,909B
	Assumes		Assumes
	• Investment of $100,000 • 5% annual appreciation • Least expensive combination of Fund fees and expenses • No transfers or withdrawals		• Investment of $100,000 • 5% annual appreciation • Most expensive combination of Fund fees and expenses • No transfers or withdrawals

A Assumes annuity payments based on 85-year old male, Single Life Annuity, no Guarantee Period, and 7% Benchmark Rate of Return.
B Assumes annuity payments based on 45-year old couple, Joint and Survivor Annuity with Full Annuity Income to the Survivor, 45-year Guarantee Period, and 3.5% Benchmark Rate of Return.

Risks		Location in Prospectus
Risk of Loss	You can lose money by investing in the Contract.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds
Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of long-term income are more advantageous to investors with a long-term time horizon. Also, investors do not have any or only limited access to the amount invested in the Contract.	1. Principal Risks of Investing in the Contract
Risks Associated with Investment Options

•  An investment in the Contract is subject to the risk of poor performance of the Subaccounts.

•  Variable annuity income will vary based on the performance of the Subaccount(s) that you select.

•  Each Subaccount will have its own unique risks.

•  You should review each Fund’s prospectus carefully before making an investment decision.

1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account 2(b). The Funds 4. Annuity Income
Insurance Company Risks	The Contract is issued by and subject to the risks related to Empire Fidelity Investments Life Insurance Company (“EFILI”, “we”, or “us”). The obligations, guarantees, and benefits of the Contract are subject to EFILI’s financial strength and claims-paying ability. EFILI has an A+ Financial Strength Rating from AM Best as of February 8, 2023.	1. Principal Risks of Investing in the Contract 2(a). EFILI and the Variable Account

Restrictions		Location in Prospectus
Investments

•  Additional Purchase Payments are not allowed.

•  Your Contract’s allocation between variable annuity income and fixed annuity income that you selected at purchase cannot be changed.

•  Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions on future purchases or exchanges in a Fund.

•  We have the right to eliminate any Subaccount, to combine two or more Subaccounts, or to substitute a new fund for the Fund in which a Subaccount invests.

3. Purchase Payment 7. Trading Among Subaccounts 11(a). Changes in Subaccounts

Taxes		Location in Prospectus
Tax Implications

•  Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.

•  For a Qualified Contract purchased with a contribution transferred from an IRA or rolled over from a qualified plan, you do not get any additional tax benefit from this Contract.

•  For a Qualified Contract, the entire amount of annuity income each year will generally be taxable as ordinary income unless your Purchase Payment included after-tax contributions.

•  For a Non-qualified Contract, a portion of the annuity income each year will generally be taxable as ordinary income until you have recovered the “investment in the Contract,” after which the entire amount of annuity income will be taxable.

•  The taxable portion of a withdrawal is generally taxed as ordinary income. A penalty tax equal to 10% of the amount treated as taxable income may be imposed on amounts received before age 59 1/2.

1. Principal Risks of Investing in the Contract 3. Purchase Payment 9. Tax Considerations

Conflicts of Interest		Location in Prospectus
Investment Professional Compensation	Your investment professional may receive compensation in the form of commissions for having sold this Contract to you. This financial incentive may have influenced your investment professional to recommend this Contract over another investment.	2(b). The Funds 2(c). Selling the Contracts
Exchanges	Your investment professional may have a financial incentive to offer you a new contract in place of the one you own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.	“Replacement of Contracts” under 3. Purchase Payment

OVERVIEW OF THE CONTRACT

What is this Contract designed to do and who could it be appropriate for?

This variable annuity contract is designed to provide periodic annuity income for your life (the “Annuitant”), or, if you purchased a joint life Contract, for your life and the life of the Joint Annuitant you named on the application. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not. This Contract may be appropriate if you desire income guaranteed for life and are comfortable assuming the risk / potential reward of the amount of each annuity income payment decreasing or increasing.

What are the phases of the Contract and how do I receive income payments?

This Contract has only one phase, the Income Phase, during which the Contract makes annuity income payments at regular intervals (the “Annuity Income Dates”).

When you purchased your Contract, you chose the first Annuity Income Date, which could be up to one year from the date your Contract became effective (the “Contract Date”), and whether you wanted Annuity Income Dates to be monthly, quarterly, semiannual, or annual. You also chose to allocate your Purchase Payment to all fixed annuity income, all variable annuity, or a combination of the two. Finally, you chose an annuity income option from among a number of the annuity income options we made available. Four of these options allowed a Contract to be purchased with or without a Guarantee Period, which if selected provides for a guaranteed minimum number of years of annuity income. The other two options (only available at purchase of a Qualified Contract) include a Withdrawal Period, during which withdrawals can be taken from a Contract’s Withdrawal Value. See 5. Annuity Income Options Available at Purchase for more information on each Annuity Income Option.

We guarantee to provide annuity income for each Annuity Income Date for your lifetime and for the lifetime of the Joint Annuitant, if any (unless you choose to surrender the Contract, if allowed). We guarantee the amount of fixed annuity income on each Annuity Income Date, but we do not guarantee the amount of any variable annuity income. Neither do we guarantee any minimum number of Annuity Income Dates, unless you chose an option that provides such a guarantee.

The amount of variable annuity income fluctuates in amount according to the investment results of the Subaccounts that you choose. You choose to invest your Contract in one or more of the multiple Subaccounts available under the Contract. Each Subaccount invests exclusively in shares one Fund. Each Fund has its own investment strategies, investment advisers, expense ratios, and returns. Information about the Funds is provided in Appendix A: Funds Available Under the Contract.

What are the other primary features of the Contract?

•	Making Exchanges: You may currently exchange amounts among the Subaccounts.

•	Death benefit: This is a benefit that provides protection if an Annuitant dies before the first Annuity Income Date.

•

Tax Treatment: You can make exchanges among the Subaccounts without tax implications. The taxable portion of annuity income payments and withdrawals will be taxed as ordinary income, and you may have to pay a 10% penalty on amounts received before age 59 1/2.

FEE TABLES

The following tables describe the fees and expenses that you will pay while you own the Contract. Please refer to your Contact schedule page for information about the specific fees you will pay each year based on the options you have elected.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract or transfer Contract Value between Subaccounts. State premium taxes may also be deducted.

Transaction Expenses	None

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Fund fees and expenses).

Annual Contract Expenses	Maximum Charge
Base Contract Expenses[1]
(As a percentage of the assets of each Subaccount)	1.00%

[1]

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge. You may also see Base Contract Expenses referred to as “Separate Account Annual Expenses”.

The next item shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found at the back of this document.

Annual Portfolio Company Expenses	Minimum	Maximum
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.10%	1.77%
(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses after any waivers or expense reimbursements)	0.10%	1.29%[2]

[2]	This reflects temporary reductions to Fund expenses.

1. PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Risk of Loss: You can lose money by investing in the Contract. All variable income under the Contract will increase or decrease from one Annuity Date to the next according to the investment results of the Subaccounts in which you are invested. Variable annuity income will end in the unlikely event that the value of every security held in the Subaccounts in which you are invested is reduced to zero. We do not guarantee the investment results of the Subaccounts or the amount of variable annuity income. You bear the investment risk. You should review each Fund’s prospectus carefully before making an investment decision.

Not A Short-Term Investment: The Contract is not suitable as a short-term investment and is not appropriate for an investor who needs ready access to cash. This is because the benefits of long-term income are more advantageous to investors with a long-term time horizon. Also, investors do not have any or only limited access to the amount invested in the Contract.

Possibility of Adverse Tax Consequences: In certain scenarios, annuity income payments and withdrawals may be subject to a 10% penalty tax. See 9. Tax Considerations. Consult with a tax professional to determine the tax implications of amounts received under this Contract.

Alternatives to the Contract: Other contracts or investments may provide more favorable returns or benefits, as well as lower costs, than the Contract.

Potential Harmful Fund Transfer Activity: Frequent exchanges among Subaccounts by Owner(s) can reduce the long-term returns of the Funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the Fund. Frequent Exchanges may reduce a Fund’s performance by increasing costs paid by the Fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the Fund’s net asset value. EFILI has adopted policies designed to discourage frequent trading. See 7. Trading Among Subaccounts for more information.

Insurance Company Risks: The Contract is issued by Empire Fidelity Investments Life Insurance Company. The obligations, guarantees, and benefits of the Contract are subject to EFILI’s claims-paying ability. If EFILI experiences financial distress, it may not be able to honor its annuity income obligations under the Contract.

2. EFILI, THE VARIABLE ACCOUNT, THE FUNDS, AND THE DISTRIBUTORS

2(a). EFILI and the Variable Account

EFILI: The Contract is issued by EFILI. The obligations, guarantees, and benefits of the Contract are subject to EFILI’s claims-paying ability. The Death Benefit and lifetime annuity income payments made under the Contract are subject to our claims-paying ability and financial strength. We issue other annuity contracts and life insurance policies as well, and certain benefits and obligations under these products are also subject to our claims-paying ability and financial strength. We have an A+ Financial Strength Rating from AM Best as of February 8, 2023.1 EFILI’s principal executive offices are located at 640 Fifth Avenue, New York, New York 10019. The address for our Annuity Service Center is P.O. Box 770001, Cincinnati, Ohio 45277-0051.

The Variable Account: Empire Fidelity Investments Variable Annuity Account A is a separate account used to support the Contract and other forms of variable annuity contracts issued by EFILI, and for other purposes permitted by law. We are the legal owner of the assets of the Variable Account. However, income, gains, and losses credited to, or charged against, the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of any of our other assets. The assets of the Variable Account may not be used to pay any of our liabilities other than those arising from the Contracts. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all amounts promised to investors under the Contracts.

Financial Statements: EFILI’s financial statements and the financial statements of the Variable Account appear in the Statement of Additional Information.

2(b). The Funds

Each Subaccount in the Variable Account invests exclusively in a single Fund. Each Fund is part of a trust that is registered with the SEC as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). This registration does not involve supervision of the management or investment practices or policies of the Funds by the SEC. Each Fund’s assets are held separate from the assets of the other Funds, and each Fund has investment objectives and policies that are different from those of the other Funds. Thus, each Fund operates as a separate investment fund, and the income and losses of one Fund have no effect on the investment performance of any other Fund. In addition, the names and investment objectives of the Funds may be similar to those of other funds available through the same investment adviser; however, the performance of such funds may differ significantly.

EFILI or its insurance agency affiliate receives annual compensation of up to 0.45% of assets allocated to the Funds, for customer service, distribution and recordkeeping services with respect to those assets. This compensation is received from the Funds’ advisors or their affiliates. These payments are not Contract charges, and do not increase Fund or Contract charges.

Investments by the Subaccounts in securities of foreign issuers may result in a foreign investment tax credit which we will claim on our federal income tax filings.

Where to Find More Information on the Funds: Information regarding each Fund including its name, investment objective, investment advisers and any subadvisers, current expenses, and performance is available in Appendix A: Funds Available Under the Contract. In addition, each Fund has issued a prospectus that contains

1 Financial strength ratings are opinions from independent rating agencies of an insurer’s financial strength and ability to pay its insurance policies and contract obligations. They are not recommendations to purchase, hold or terminate any insurance policy or contract issued by an insurer, nor do they address the suitability of any particular policy or contract for a specific purpose or purchaser. AM Best Ratings range from A++ to F and are subject to change.

more detailed information about the Fund. Investors may obtain paper or electronic copies of a Fund prospectus can be found online at www.fidelity.com/FIAreports or by calling 1-800-544-2442.

2(c). Selling the Contracts

Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”) distribute the Contracts. FBS is the principal underwriter. Both FBS and FIA are affiliates of us and subsidiaries of FMR LLC, our parent company. Fidelity Distributors Company LLC (“FDC”) is the distributor of the Fidelity family of funds. The principal business address of FBS and FDC is 900 Salem Street, Smithfield, Rhode Island 02917.

Fidelity Insurance Agency, Inc. receives compensation from EFILI of not more than 3% of the Purchase Payments for marketing and distribution. Amounts paid by EFILI to Fidelity Insurance Agency, Inc. will be paid out of the general assets of EFILI, which may include proceeds derived from mortality and expense risk charges EFILI deducts from the Variable Account.

2(d). Legal Proceedings

Neither the Registrant, the Registrant’s principal underwriter nor the Depositor is a party to any material pending legal proceedings.

3. PURCHASE PAYMENT

Currently, we do not offer this Contract for sale to new investors. Additional Purchase Payments are not allowed for existing Contracts.

Application and Initial Purchase Payment: You purchased your Contract (1) on a non-qualified basis (“Non-Qualified Contract”), or (2) on a qualified basis (“Qualified Contract”) as an Individual Retirement Annuity (“IRA”) with a contribution transferred from an IRA or rolled-over from a qualified plan such as a 401(a) or a 401(k) plan, a 403(b) plan, a governmental 457(b) plan, or an IRA. An Individual Retirement Annuity that is a Roth IRA could be purchased only with a contribution rolled over from another Roth IRA.

To purchase a Contract, you were generally required to make a single payment (“Purchase Payment”) of at least $25,000 and complete an application form.

We applied your Purchase Payment to the purchase of a Contract within two Valuation Periods of receiving your payment and completed application form in good order at our Annuity Service Center. The date your Contract became effective is called the Contract Date.

Replacement of Contracts: You can generally exchange a non-qualified annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code or transfer a qualified annuity contract directly to another life insurance company as a “trustee-to-trustee transfer”. Before making an exchange or transfer, you should compare both annuities carefully. Remember that if you exchange or transfer one annuity for another annuity, then you may pay a surrender charge on your existing annuity, charges may be higher (or lower), and the benefits may be less (or more) advantageous. You should not exchange or transfer one annuity for another unless you determine, after knowing all the facts, that the exchange or transfer is in your best interest and not just better for the person trying to sell you the new annuity contract (that person will generally be compensated if you buy the contract through an exchange, transfer or otherwise).

4. ANNUITY INCOME

4(a). Annuity Income Dates

We calculate the amount of your annuity income on each Annuity Income Date. You selected the first Annuity Income Date when you purchased the Contract. The first Annuity Income Date was permitted to be either the first or the fifteenth day of a month. All subsequent Annuity Income Dates are on the same day of the month as the first Annuity Income Date. The latest date you were allowed to select as your first Annuity Income Date was one year after the Contract Date. The earliest date you were allowed to select as your first Annuity Income Date was 30 days after the Contract Date.

On the application, you chose the frequency of your annuity income as either monthly, quarterly, semi-annual, or annual.

If an Annuity Income Date falls on a day that is not the last day of a Valuation Period, the amount of annuity income will be determined based on the value of your selected Subaccounts at the close of the Valuation Period. Annuity income will generally be sent at the end of the Valuation Period immediately following the day on which the amount is determined. If you elect to receive your annuity income payment by direct deposit, you will usually receive your income sooner than if we send it to you through the mail.

4(b). Fixed, Variable or Combination Annuity Income

At the time of purchase, you allocated your Purchase Payment between fixed and variable annuity income. You chose all fixed annuity income, all variable annuity income, or a combination of the two.

Fixed Annuity Income: Any portion of your Purchase Payment allocated to fixed annuity income will always remain allocated to fixed annuity income. If you allocated all of your Purchase Payment to fixed annuity income, EFILI guarantees a specific amount of fixed annuity income that is the same on each Annuity Income Date, except as described for Options III and IV under 5(b) below.

We will determine the amount of fixed annuity income based on the annuity income purchase rate in effect. Factors influencing the purchase rate include (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you chose; (c) the frequency of Annuity Income Dates you chose and (d) the first Annuity Income Date you chose.

The fixed annuity income is determined by applying the applicable annuity income purchase rate to the Purchase Payment allocated to fixed annuity income.

Variable Annuity Income: Any portion of your Purchase Payment allocated to variable annuity income will always remain allocated to variable annuity income, but you can reallocate the variable portion of your Contract among the various Subaccounts.

If you chose all variable annuity income, all of your annuity income will vary according to the investment experience of the Subaccounts. Variable annuity income may decrease upon the death of the Annuitant or Joint Annuitant, as described for Options III and IV under 5(b) below.

Any portion of your Purchase Payment allocated to variable annuity income initially purchased Free Look Units. EFILI determined the number of Free Look Units based upon (a) your age and sex (and the age and sex of the Joint Annuitant, if any); (b) the type of annuity income option you chose; (c) the frequency of Annuity Income Dates you chose; (d) the first Annuity Income Date you chose; (e) the Benchmark Rate of Return you chose; and (f) the value of the Free Look Units on the Contract Date. The value of the Free Look Units reflected the investment performance of the Government Money Market Subaccount.

Approximately 10 calendar days after you received your Contract, EFILI exchanged Free Look Units for Annuity Income Units in the Subaccounts you selected. The total dollar value of the Annuity Income Units was the same as the Free Look Units that were exchanged. The number of Annuity Income Units allocated to each Subaccount under a single life Contract does not change unless you reallocate among the Subaccounts. If you chose a joint life Contract and benefits are reduced due to your death or the death of the Joint Annuitant, the number of Annuity Units will be reduced at that time.

EFILI calculates the amount of your variable annuity income based on the number of Annuity Income Units credited to each Subaccount. At the close of business on each Annuity Income Date (or on the next Valuation Date if the Annuity Income Date falls on a non-business day), the number of Annuity Income Units is multiplied by the value of the Annuity Income Units for each Subaccount. The amount of variable annuity income on the Annuity Income Date is the sum of annuity income amounts for each Subaccount.

Combination of Fixed and Variable Annuity Income: If you chose a combination of fixed and variable annuity income, a portion of your annuity income will be fixed and a portion will vary according to the investment experience of the Subaccounts. We guarantee the dollar amount of the fixed annuity income portion on each Annuity Income Date. Both fixed and variable annuity income decreases upon the death of the Annuitant or Joint Annuitant as described for Options III and IV under 5(b) below.

4(c). Benchmark Rate of Return

The Benchmark Rate of Return applies only to the variable income portion of the Contract. Annuity income varies from one Annuity Income Date to the next based on your Contract’s annualized Total Return over that time period as compared to the Benchmark Rate of Return you chose when you purchased your Contract. If you do not make any withdrawals from one Annuity Income Date to the next, then annuity income will (a) increase if the annualized Total Return for your Contract is greater than the Benchmark Rate of Return, and (b) decrease if the annualized Total Return for your Contract is less than the Benchmark Rate of Return.

5. ANNUITY INCOME OPTIONS AVAILABLE AT PURCHASE

5(a). Your Selection of an Annuity Income Option

On your application you chose your annuity income option from among a number of annuity income options. You also may have chosen to have either a Withdrawal Period or a Guarantee Period, but not both. (A Withdrawal Period was only available to Qualified Contracts). For any income option, you also chose to receive annuity income monthly, quarterly, semi-annually, or annually. None of these choices can be changed. If you purchased a Qualified Contract, federal income tax laws may have limited your annuity income options.

The frequency of payments you selected impacted the amount of each annuity income payment. For example, assuming all else is equal, choosing to receive payments on a monthly basis would have resulted in lower annuity income payment amounts than choosing to receive payments on an annual basis. Similarly, an election to receive payments over a longer expected period would have resulted in lower payment amounts than an election to receive payments over a shorter expected period. For example, assuming all else is equal:

•	purchasing a Contract with a Guarantee Period would have resulted in lower payment amounts than purchasing the same Contract without a Guarantee Period, and

•	purchasing a Qualified Contract with a Withdrawal Period would have resulted in lower payment amounts than purchasing the same Qualified Contract without a Withdrawal Period.

5(b). Annuity Income Options without a Withdrawal Period

I. Single Life Annuity. We will provide annuity income for your entire life, no matter how long that may be. Annuity income stops when you are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. It is possible that your total annuity income under this option will be less than your Purchase Payment. It is even possible that you might receive annuity income only once under this option. This would happen if you were to die before the second Annuity Income Date. Because of this risk, this option offers you the highest level of annuity income. The Contract, like many annuities, pools the mortality experience of all Annuitants and Joint Annuitants. In effect, Annuitants and Joint Annuitants who live longer are subsidized by those who do not.

II. Joint and Survivor Annuity With Full Annuity Income to the Survivor. Under this option, we will provide annuity income jointly to you and the Joint Annuitant while you are both living, except that for a Qualified Contract during your lifetime we provide the income only to you. After the death of either of you, we will continue to provide the full amount of annuity income to the survivor. Annuity income stops when both you and the Joint Annuitant are no longer living, unless your Contract contains a Guarantee Period and the Guarantee Period has not ended. As in the case of the single life annuity described above, there is the risk that you may receive annuity income only once.

III. Joint and Survivor Annuity With Reduced Annuity Income to the Survivor. This option is like Option II above, except that annuity income is higher while both you and the Joint Annuitant are living, and lower when only one of you is still living. Depending on what you selected on your application, annuity income to the survivor is reduced to two-thirds or one-half of the amount that it would have been were you both still alive.

IV. Joint and Survivor Annuity With Full Annuity Income to the Annuitant if the Joint Annuitant Dies, But Reduced Annuity Income to the Joint Annuitant if the Annuitant Dies. This option is like Option III above, but annuity income is not reduced upon the death of the Joint Annuitant if the Joint Annuitant is the first to die. In the event you are the first to die, depending on what you selected on your application annuity income to the Joint Annuitant is reduced to two-thirds or one-half of the amount that it would have been were you both still alive. While you and the Joint Annuitant are both still alive, this option provides greater annuity income than Option II but not as much annuity income as Option III.

For Options II, III and IV, if either you or the Joint Annuitant die before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will generally result in greater annuity income.

5(c). Annuity Income Options including a Withdrawal Period

If you have a Qualified Contract and allocated a portion or all of your Purchase Payment to the Variable Account, you had the opportunity to elect one of the two below withdrawal options. Withdrawals are not available for any allocations to fixed income.

V. Single Life Annuity with Withdrawal Period. We will provide annuity income, beginning with the first Annuity Income Date, for as long as you live unless you surrender your Contract. If you die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income to the Beneficiary(ies) according to the terms of the Contract.

VI. Joint and Survivor with Full Annuity Income to the Survivor with Withdrawal Period. Assuming you do not surrender your Contract or make withdrawals, we will provide full annuity income, beginning with the first Annuity Income Date, while either you or the Joint Annuitant is still living.

If either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity with a withdrawal option. If the person who dies (you or the Joint Annuitant) is an Owner and the survivor is not the deceased Owner’s spouse, we will adjust the Withdrawal Period, as required by law, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Withdrawal Period and a higher amount of annuity income. For any allocations to fixed income, similar adjustments will be made to the Guarantee Period, if any.

If you and the Joint Annuitant both die on or after the first Annuity Income Date and before the end of the Withdrawal Period, we will provide any remaining annuity income or Withdrawal Value to the Beneficiary(ies) according to the terms of the Contract.

6. BENEFITS AVAILABLE UNDER THE CONTRACT

6(a). Overview of Benefits

The following table summarizes information about benefits available under the Contract. A detailed description of each benefit follows the tables.

Benefits

Name of Benefit	Type of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions /Limitations
Death Benefit	Standard	Provides protection if the Annuitant or Joint Annuitant dies before the first Annuity Income Date.	None	Not applicable when death occurs on or after first Annuity Income Date.
Guarantee Period	Optional	Provides annuity income through a specified date even if neither the Annuitant nor the Joint Annuitant lives to the end of the Guarantee Period.	None

Only available at purchase of a Contract.

A Contract with a Guarantee Period cannot also have a Withdrawal Period.

Provides lower annuity income than an otherwise identical Contract without a Guarantee Period.

Length of Guarantee Period may be limited by the Code.

Name of Benefit	Type of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions /Limitations
Withdrawal Period	Optional	A period of time you can make withdrawals from your Contract.	None

Only available at purchase of a Qualified Contract that provides variable annuity income.

A Contract with a Withdrawal Period cannot also have a Guarantee Period.

Withdrawals reduce the amount of variable annuity income and may cause the Withdrawal Period to shorten or end.

Partial withdrawals are limited to 2 per calendar year. Any partial withdrawal must be at least $500.

Provides lower annuity income than an otherwise identical Contract without a Withdrawal Period.

6(b). Death Benefit

If no Annuitant or Joint Annuitant is alive on the first Annuity Income Date, the Contract will be canceled and we will make a refund equal to your Purchase Payment to your Beneficiary or Beneficiaries.

If your Contract is a joint and survivor annuity and either you or the Joint Annuitant dies before the first Annuity Income Date, we will adjust the annuity income so that it equals what would have been paid under a single life annuity issued to the survivor. This will usually result in greater annuity income.

6(c). Contracts purchased with a Guarantee Period

Overview: If you selected annuity income options I, II, III, or IV on your application, at that time you also had the option to choose to have a Guarantee Period. You were able to choose a number of years from five (5) to forty-five (45). If you chose an income option with a Withdrawal Period, you could not also choose a Guarantee Period. For Contracts purchased with a Guarantee Period, if neither you nor the Joint Annuitant lives to the end of the Guarantee Period, any remaining annuity income will be paid to your Beneficiary or Beneficiaries. For Options III and IV above, if you and the Joint Annuitant die at the same time, the annuity income due to any Beneficiary will be the same as if you died before the Joint Annuitant. A Contract with a Guarantee Period provides lower annuity income than an otherwise identical Contract without a Guarantee Period.

If (a) you chose Option II, III or IV with a Guarantee Period, and (b) an Owner dies before the first Annuity Income Date, and (c) the survivor (whether it is you or the Joint Annuitant) is not the deceased Owner’s spouse, we will adjust the Guarantee Period, as required by the federal income tax laws, so that it is not longer than the life expectancy of the survivor. This may result in a shorter Guarantee Period and a generally higher amount of annuity income.

Annuity Income to Beneficiary: If a Beneficiary is entitled to annuity income, the Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

Lump Sum Payment: A lump sum will become due under a Contract if there are guaranteed Annuity Income Dates remaining and either: (a) a Beneficiary elects a lump sum on the death of the last survivor of you and the Joint Annuitant, (if any), (b) a Beneficiary receiving guaranteed annuity income dies, or (c) the last survivor of you and the Joint Annuitant (if any) dies and the Beneficiary is no longer living. For (b), the lump sum will be paid to the Beneficiary’s estate. For (c), it will go to the estate of the last to die of you and the Joint Annuitant (if any).

Any lump sum attributable to the fixed annuity portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payments.

Any lump sum attributable to the variable annuity income portion of a Contract will generally be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, based on interest compounded annually at the Benchmark Rate of Return that EFILI used in determining the annuity income on the first Annuity Income Date.

If EFILI believes that the first annuity income amount due to any Beneficiary will be less than $50, EFILI may instead provide a lump sum for the value of all remaining annuity income. The amount of the lump sum will be determined on the same basis as described above for other lump sums.

6(d). Contracts purchased with a Withdrawal Period

If you purchased a Qualified Contract with a Withdrawal Period, you can withdraw amounts from the variable portion of your Contract by writing to our Annuity Service Center. See How to Make Withdrawals below.

Note – a Withdrawal Period was only available at purchase of a Qualified Contract and only if you allocated a portion or all of your Purchase Payment to variable annuity income.

If you chose a Withdrawal Period, the amount you can withdraw will depend on when you make the withdrawal, how much of your Purchase Payment you allocated to variable annuity income and the investment experience of your Contract. See Withdrawal Value below.

The length of time you can make withdrawals is called the Withdrawal Period or Liquidity Period. See Withdrawal (Liquidity) Period below.

Certain withdrawals will have the effect of ending your Contract, i.e. you will receive no more annuity income. Other withdrawals may shorten the Withdrawal Period. All withdrawals will reduce the amount of variable annuity income. See Effect of Withdrawals below.

How to Make Withdrawals: All requests for withdrawals must be in writing to our Annuity Service Center. You may request to withdraw all of the Withdrawal Value (full withdrawal) or a portion of the Withdrawal Value (partial withdrawal). You may not make more than one withdrawal in any Valuation Period. You may not make more than two partial withdrawals each calendar year. Any partial withdrawal must be for at least $500. You may not make any partial withdrawal that would reduce your variable annuity income below $1,200 per year at the time of the withdrawal.

EFILI reserves the right to restrict your Contract from withdrawals and/or exchanges if there is reasonable suspicion of fraud, diminished capacity, or inappropriate activity. EFILI also reserves the right to restrict your Contract from withdrawals and/or exchanges if EFILI is put on reasonable notice that the ownership of the Contract is in dispute.

Withdrawal Value: The Withdrawal Value changes each Valuation Period. What follows is an overview of how we determine the Withdrawal Value for each Valuation Period. For a complete description of how the Withdrawal Value is calculated, See Withdrawal Value in the Statement of Additional Information.

The Withdrawal Value for a Valuation Period is the sum of two amounts, which we call Part A and Part B. On the day we issued your Contract, the total of Part A and Part B equaled your Purchase Payment less any federal, state or local taxes we deducted from your Purchase Payment. The amount you can withdraw from your Contract decreases over time, eventually becoming zero.

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. Part B is based on the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period.

Part A changes (up or down) each Valuation Period based on the investment experience of your Contract. Also, each withdrawal and each annuity income payment reduces the value of Part A. Part A becomes zero at the end of the Withdrawal Period and remains zero thereafter.

Part B also changes (up or down) each Valuation Period based on the investment experience of your Contract. Withdrawals (but not annuity income payments) also reduce the value of Part B. Beginning one year after your first Annuity Income Date, Part B reflects a percentage which declines each day. The percentage declines at a rate of 25% per year, so five years after your first Annuity Income Date Part B becomes zero and remains zero thereafter.

The reductions in the values of Part A and Part B resulting from a withdrawal are in proportion to their values just before the withdrawal.

Withdrawal (Liquidity) Period: When you purchased your Contract we set the Withdrawal Period to be equal to the life expectancy of the Annuitant or Annuitants. Life expectancy is determined to be a period not in excess of that permitted by the Internal Revenue Service. It is always expressed in whole numbers.

If no withdrawals are made from your Contract, then you or your Beneficiaries will receive variable annuity income for the entire length of the Withdrawal Period. In this respect the Withdrawal Period works like a Guarantee Period, i.e., variable annuity income would be guaranteed to last for (1) the life or lives of the Annuitant(s) or (2) the Withdrawal Period, whichever is longer. However, if you make withdrawals, the Withdrawal Period may shorten or end, as described below.

If all the Annuitants die before the end of the Withdrawal Period, each Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive a lump sum instead. The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining Annuity Income Dates in the Withdrawal Period.

Effect of Withdrawals: Withdrawals made within five years of the first annuity income date will have different consequences from withdrawals made after the first five years. Full withdrawals will have different consequences from partial withdrawals.

YOU SHOULD THINK MORE CAREFULLY ABOUT MAKING A WITHDRAWAL THE CLOSER YOU ARE TO THE FIFTH ANNIVERSARY OF YOUR FIRST ANNUITY INCOME DATE. IN MANY CIRCUMSTANCES YOU WILL BE BETTER OFF WAITING UNTIL AFTER THAT DATE TO MAKE A WITHDRAWAL. For example, if you buy a Contract that provides only variable income, withdrawals made after the end of the fifth year of annuity income would reduce your annuity income but would not cause your annuity income to end. In the same Contract, making a full withdrawal before the end of the fifth year would result in the loss of all future annuity income and your Contract would end. See the descriptions below to understand how withdrawals made during your first five years of annuity income may have different effects from withdrawals made later.

• Full Withdrawals During First Five Years

If all of your Purchase Payment is allocated to variable annuity income and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract’s first Annuity Income Date, your Contract will end and you will not receive any more annuity income.

If your Purchase Payment is allocated part to variable annuity income and part to fixed annuity income, and you withdraw all of the Withdrawal Value on or before the fifth anniversary of your Contract’s first Annuity Income Date, you will not receive any more variable annuity income. Fixed annuity income will continue in accordance with the income option you selected.

• Partial Withdrawals During First Five Years

If you withdraw part of the Withdrawal Value on or before the fifth anniversary of your Contract’s first Annuity Income Date, then the amount withdrawn will be subtracted from the Withdrawal Value and all remaining variable annuity income will be reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value. A partial withdrawal during the first five years will have no impact on the length of the remainder of the Withdrawal Period. See Appendix B for a hypothetical example.

• Full Withdrawals After First Five Years

If you withdraw all of the Withdrawal Value after the fifth anniversary of your Contract’s first Annuity Income Date, you will no longer have a Withdrawal Value, the Withdrawal Period will end, and all remaining variable annuity income will be reduced.

• Partial Withdrawals After First Five Years

If you withdraw part of the Withdrawal Value after the fifth anniversary of your Contract’s first Annuity Income Date, the amount withdrawn will be subtracted from the Withdrawal Value, all remaining variable annuity income will be reduced, and the Withdrawal Period will be reduced.

The Company will allocate partial withdrawals to the Subaccounts in which the Contract is then invested in the same proportion as the value in each Subaccount bears to the Withdrawal Value on the date of the partial withdrawal.

For both full and partial withdrawals made after the first five years, the value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company will determine equivalence using modified insurance industry mortality tables. See Appendix B for hypothetical examples.

7. TRADING AMONG SUBACCOUNTS

7(a). Overview

After annuity payments begin you may currently exchange amounts among the Subaccounts without charge. However, excessive exchange activity can disrupt Fund management strategy and increase Fund expenses, which are borne by everyone participating in the Fund regardless of their exchange activity. Therefore, we may limit the number of exchanges permitted, but not to fewer than twelve per calendar year. We may also require you to submit your exchange instructions by mail. Contracts without a liquidity feature may have different exchange provisions and trade minimums. Please refer to your Contract.

You tell us the percentage you want for your new allocation in each Subaccount. Your allocation percentages must be in whole numbers, not fractions. You may change the allocations among the Subaccounts by writing or telephoning the Annuity Service Center or on our Internet website. We will not accept exchange requests via fax or electronic mail.

Important - The amount of the allocation in each Subaccount will change with its investment performance. You should periodically review the allocations in light of market conditions and financial objectives.

7(b). Making Exchanges by Telephone or Internet

EFILI reserves the right to change telephone or Internet exchange provisions, or to eliminate them, and to limit or reject any telephone or Internet exchange at any time.

We will not be responsible for any losses resulting from unauthorized telephone or Internet exchanges if we follow reasonable procedures designed to verify the identity of the caller or Internet user. We may record calls. You should verify the accuracy of your confirmation statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

7(c). Effective Date of Exchanges Among Subaccounts

When you exchange among the Subaccounts, we will redeem shares of the appropriate Portfolios at their prices as of the end of the current Valuation Period. Generally, we will credit any Subaccount you transfer to at the same time.

However, we may wait to credit the amount to a new Subaccount until a Subaccount you exchange from becomes liquid. This will happen only if (1) the Subaccount you exchange to invests in a Portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order, and (2) the Subaccount you exchange from is investing in an equity Portfolio in an illiquid position due to substantial redemptions or exchanges that require it to sell Portfolio securities in order to make funds available.

The Subaccount you exchange from will be liquid when it receives proceeds from sales of Portfolio securities, the purchase of new Contracts, or otherwise. During any period that we wait to credit a Subaccount for this reason, the amount you exchange will be uninvested. After seven days the exchange will be made even if the Subaccount you exchange from is not liquid.

7(d). Use of Market Timing Services

In some cases, we may sell contracts to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract Owner(s) to make exchanges among the Subaccounts on the basis of perceived market trends. Because the large exchange of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.

The right to exchange Contract values among Subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate exchange transactions on behalf of a Contract Owner(s). In modifying such rights, we may, among other things, decline to accept (1) the exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the exchange instructions of individual Contract Owners who have executed pre-authorized exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. We will impose such restrictions only if we believe that doing so will prevent harm to other Contract Owners.

7(e). Short-Term Trading Risk

Frequent exchanges among Subaccounts by Contract Owner(s) can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the Owners, Annuitants, Insureds or Beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the mutual fund’s performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long-term shareholders in cases in which fluctuations in markets are not fully priced into the fund’s net asset value (“NAV”).

The insurance-dedicated mutual funds available through the Subaccounts are also available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual Contract Owner exchange activity because they are owned primarily by insurance company separate accounts that aggregate exchange orders from Owners of individual contracts. Accordingly, the funds are dependent in large part on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by Contract Owners. As a result of the adoption of Rule 22c-2 of the 1940 Act, all Funds have entered into information sharing agreements with EFILI that will require EFILI, upon request, to (i) provide the Funds with specific information about Contract Owner transfer activity, and, if so requested by a Fund, (ii) prohibit future transfers into such Fund.

As outlined below, EFILI has adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same mutual funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. Please review the mutual funds’ prospectuses for specific information about the funds’ short-term trading policies and risks.

7(f). EFILI Policies Regarding Frequent Trading

EFILI does not authorize market timing. EFILI has adopted policies and procedures designed to discourage frequent trading (i.e. frequent transfers or exchanges of Contract Value) as described below. If requested by the underlying mutual funds, EFILI will consider additional steps to discourage frequent trading of shares of those funds, not inconsistent with the policies and procedures described below.

Contract Owners who engage in frequent trading may be subject to temporary or permanent restrictions as described below on future purchases or exchanges in a Fund, and potentially in all funds managed by FMR or one of its affiliates. Further, Contract Owners who have engaged in frequent trading in the Funds, or in other funds managed by FMR or one of its affiliates, may be subject to temporary or permanent restrictions on purchases or exchanges in those funds. EFILI may alter its policies, in any manner not inconsistent with the terms of the Contract, at any time without notice to Owners.

Although there is no minimum holding period and Contract Owners can make withdrawals or exchanges out of any Subaccount at any time, Contract Owners may ordinarily comply with EFILI’s policies regarding frequent trading by allowing 90 days to pass after each purchase or allocation into an Subaccount before they withdraw or exchange out of that Subaccount.

In addition, each underlying mutual fund reserves the right to reject the Variable Account’s entire purchase or exchange transaction at any time, which would make EFILI unable to execute Owner purchase, withdrawal or exchange transactions involving that fund on that trading day. EFILI’s policies and procedures are separate and independent from any policies and procedures of the underlying mutual funds, and do not guarantee that the mutual funds will not reject Variable Account orders.

7(g). Frequent Trading Monitoring and Restriction Procedures

EFILI has adopted policies and procedures related to exchanges among Subaccounts that are set out below. Frequent trading activity is measured by the number of roundtrip transactions by an Owner. A roundtrip transaction occurs when an Owner makes an allocation or exchange into an Subaccount followed by a withdrawal or exchange out of the same Subaccount within 30 days. Owners are limited to one roundtrip transaction per Subaccount within any rolling 90-day period, subject to an overall limit of four roundtrip transactions in the Contract over a rolling 12-month period.

Owners with two or more roundtrip transactions in one Subaccount within a rolling 90-day period will be blocked from making additional allocations or exchanges into that Subaccount, through any means, for 85 days.

In addition, Owners who complete a fourth (or higher) roundtrip transaction, at least two of which are completed on different business days, within any rolling 12-month period will have a U.S. Mail-Only Trade Restriction imposed on all contracts/policies issued by EFILI or its affiliate, that they own. This rule will apply even if the four or more roundtrips occur in two or more different Subaccounts. This restriction will stay in effect for 12 months. If the Owner makes another roundtrip in a contract that is currently subject to a U.S. Mail-Only Trade Restriction, then the U.S. Mail-Only Trade Restriction period (12 months) is re-started and all purchase transactions will be permanently blocked in the violated Subaccount across all contracts with common ownership. “U.S. Mail-Only” for purposes of the U.S. Mail-Only Trade Restriction is defined as First-Class Mail delivered via the U.S. Postal Service. Expedited delivery or courier services, including such services performed by the U.S. Postal Service, will not be accepted.

EFILI further reserves the right to reject specific transactions or impose restrictions as described above in respect of any Contract owned or controlled commonly with a Contract subject to the above restrictions, or in respect to any Contract owned or controlled commonly by a person who is the subject of a complex-wide block.

Exceptions

EFILI has approved the following exceptions to the frequent trading policy:

(1)  Transactions in the Government Money Market Subaccount;

(2)  Annuity payments will not count toward a Subaccount’s roundtrip limits;

(3)  EFILI may suspend the frequent trading policy and make exceptions to the policy for transactions made during periods of severe market turbulence or national emergency. There is no assurance that EFILI will do so or that, if it does so, the underlying mutual funds will make any necessary exceptions to their frequent trading policies.

EFILI may choose not to monitor transactions below certain dollar value thresholds. No other exceptions will be allowed. The Frequent Trading procedures will be applied consistently to all Owners.

8. CURRENT CHARGES AND OTHER DEDUCTIONS

The following are all the charges we make under the Contract.

8(a). Base Contract Expenses

Base Contract Expenses is the total of two separate charges, a Mortality and Expense Risk Charge and an Administrative Charge.

Mortality and Expense Risk Charge: We deduct a daily asset charge for our assumption of mortality and expense risks. Each day we deduct an amount from the assets of each Subaccount at an effective annual rate of 0.75%. This charge does not affect the amount of fixed annuity income.

The mortality risk is our obligation to provide annuity income for your life (and the life of the Joint Annuitant, if any) no matter how long that might be. The expense risk is our obligation to cover the cost of issuing and administering the Contracts, no matter how large that cost may be. EFILI will realize a gain from the charge for these risks to the extent that it is not needed to provide for benefits and expenses under the Contracts.

Administrative Charges. Each day, a deduction is made from the assets of the Subaccounts at an effective annual rate of 0.25%. We guarantee this charge will never increase. This charge does not affect the amount of fixed annuity income.

Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, making electronic funds transfers to your bank account or issuing checks, maintaining necessary systems and records, and providing reports.

8(b). Premium Taxes:

We generally deduct a charge equal to any premium tax that New York require us to pay in connection with your Contract at the time we are required to pay it. Currently, New York does not require us to pay such a tax.

8(c). Expenses of the Funds:

Fees and expenses are deducted from and paid out of the assets of the Funds. These expenses may vary in amount from year to year and are described in the prospectuses for the Funds.

8(d). Other Taxes:

EFILI reserves the right to charge for certain taxes (other than premium taxes) that it may have to fund. Currently, no such charges are being made. See 9(e). EFILI’s Tax Status.

9. TAX CONSIDERATIONS

9(a). Introduction

The below discussion is not exhaustive and is not intended as tax advice. The federal income tax consequences associated with the purchase of an immediate annuity, like the Contract, are complex, and the application of the pertinent tax rules to a particular person may vary according to facts specific to that person. A qualified tax adviser should always be consulted regarding the application of law to individual circumstances. In particular, if you name a Joint Annuitant who is not your spouse (or if the Joint Annuitant is your spouse and you and your spouse do not file joint income tax returns), you should consult a qualified tax adviser as to the tax consequences of your particular arrangement.

This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus all of which are subject to change by Congress, the Treasury Department, and judicial decisions.

This discussion does not address federal estate and gift tax consequences, or state or local tax consequences, associated with the purchase of a Contract. In addition, Empire Fidelity Investments Life Insurance Company makes no guarantee regarding any tax treatment, federal, state, or local, of any Contract or of any transaction involving a Contract.

9(b). Treatment of Distributions

Taxation of Distributions: Regulations under section 401(a)(9) of the Internal Revenue Code addressing required minimum distributions from annuity contracts apply to Contracts issued as IRAs. Your IRA might have a Liquidity Option, under which you may withdraw part or all of the Contract’s “Liquidity Value” during the “Liquidity Period.” It is unclear how the regulations apply with respect to a Liquidity Option. It is possible that the Liquidity Option will need to be modified in order to comply with the regulations.

The portion of an annuity income distribution that is includible in ordinary income may vary depending on the annuity income option selected under the Contract, but generally is the excess of the distribution over the “exclusion amount.”

In the case of a variable annuity income distribution, the exclusion amount is generally the “investment in the contract” allocated to the variable annuity income, adjusted for any guaranteed period, divided by the expected number of periodic annuity income distributions (determined under Treasury Department regulations).

In the case of fixed annuity income distributions, the exclusion amount is generally the amount determined by multiplying the distribution by the ratio (determined under Treasury Department regulations) of (1) the investment in the Contract allocated to the fixed annuity income, adjusted for any guaranteed period, to (2) the “expected return” under the fixed annuity income distributions. For Qualified Contracts, the investment in the Contract is generally zero. When the investment in the contract is zero, annuity income distributions are fully taxable as ordinary income.

After the dollar amount of the investment in the Contract is deemed to be recovered, the entire amount of each annuity income distribution will be fully includible in income. On the other hand, should the annuity income distributions cease before the adjusted investment in the Contract is fully recovered, the person receiving those distributions at the time of their death will be allowed a deduction for the unrecovered amount of the adjusted investment in the Contract.

Where a guaranteed period of annuity income distributions is selected and no Annuitant or Joint Annuitant lives to the end of that period, the annuity income distributions made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at the time; or (2) if distributed as annuity income distributions, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered, and all annuity income distributions thereafter are fully includible in income.

3.8% Tax on Net Investment Income: Federal tax law imposes a 3.8% Medicare tax on the lesser of (1) the taxpayer’s “net investment income,” (from nonqualified annuities, interest, dividends, etc., offset by specified allowable deductions), or (2) the taxpayer’s modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly, $125,000 for married couples filing separately, and $200,000 otherwise). “Net investment income” in item 1 does not include distributions from tax-qualified plans (i.e., IRAs, Roth IRAs, or arrangements described in Code Sections 401(a), 403(b), or 457(b)) but such income will increase “modified adjusted gross income” in item 2. You should consult your tax advisor regarding the applicability of this tax to income you would receive under this annuity contract.

Penalty Tax: Certain distributions under the Contract may be subject to a penalty tax equal to 10% of the portion of the distribution which is includible in income. Annuity income distributions under Qualified Contracts typically will not be subject to the penalty tax imposed under the Code on premature distributions if the first Annuity Income Date is after you attain age 59 1/2. If you own a Qualified Contract with a Withdrawal Period and the first Annuity Income Date is before you attain age 59 1/2, a withdrawal that is made either before age 59 1/2 or within 5 years of the first Annuity Income Date generally will trigger the application of the penalty tax to the withdrawal and all distributions made prior to the withdrawal. Also, the additional 10% penalty tax generally does not apply to distributions that (1) are made on account of the taxpayer’s death or disability; (2) are made on or after the taxpayer attains age 59 1/2; (3) are part of a series of “substantially equal periodic payments” (not less frequently than annually) over the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; or (4) satisfy some other exception to the penalty tax.

In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older.

It is unclear at this time whether annuity distributions under a Non-qualified Contract prior to the recipient attaining age 59 1/2 satisfy an exception to the penalty tax. Accordingly, a prospective purchaser of a Non-qualified Contract who expects to receive distributions prior to attaining age 59 1/2 should consult a qualified tax adviser regarding the application of the penalty tax to those distributions.

Withholding and Reporting: EFILI will, as required by law, withhold and remit to the U.S. Government a part of the taxable portion of each distribution under the Contract, unless a written election not to have any amounts withheld is filed prior to the distribution. Also, EFILI will report all annuity income distributions made while you are alive as being distributed in full to you, even if you name a Joint Annuitant.

9(c). Qualified Contracts

The Contract may be used as an Individual Retirement Annuity under Section 408(b) of the Internal Revenue Code. Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an “Individual Retirement Annuity.” The Contract also may be issued as a Roth IRA, i.e., an Individual Retirement Annuity that also satisfies the requirements of Section 408A of the Code. A Roth IRA is a type of IRA that satisfies certain additional requirements under section 408A of the Code. Roth IRAs are treated like IRAs in many respects, and thus much of the discussion relating to Contracts issued as Individual Retirement Annuities also applies to Contracts issued as Roth IRAs. However, Roth IRAs differ from other IRAs in several respects. Among the differences is that no portion of a premium payment to a Roth IRA is tax deductible, and “qualified distributions” (discussed below) from a Roth IRA are excludable from gross income. Additionally, the eligibility and mandatory distribution requirements for Roth IRAs differ from non-Roth IRAs. You should seek competent advice as to the tax consequences associated with the use of a Contract as a Qualified Contract.

Because the Contract’s minimum Purchase Payment was greater than the maximum annual contribution permitted to an Individual Retirement Annuity, a Qualified Contract could be purchased only in connection with a “rollover” (including a direct trustee-to-trustee transfer, where permitted). Specifically, a Qualified Contract that is an Individual Retirement Annuity could be purchased only in connection with a rollover of amounts from a qualified 401(a) or a 401(k) plan, a tax-sheltered annuity, or a 403(b) plan, a governmental 457(b) plan, or an IRA. A Qualified Contract that is a Roth IRA could be purchased only in connection with a “qualified rollover contribution” (including a direct trustee-to-trustee transfer, where permitted) of amounts from another Roth IRA,

i.e., a rollover contribution from another Roth IRA that meets the IRA rollover requirements under Section 408(d)(3) of the Code. The Contract could not be purchased as a Roth IRA with a qualified rollover contribution or a trustee-to-trustee transfer from a non-Roth IRA.

If the Contract is used as a Qualified Contract, you must be the sole Owner of the Contract and the Annuitant. If you name a Joint Annuitant, all distributions made while you are alive must be made to you. Also, if you name a Joint Annuitant who is not your spouse, the annuity income options from which you may select may be limited, depending on the difference in ages between you and the Joint Annuitant. Furthermore, if you choose a Guarantee Period, the length of the period may have to be limited in order to satisfy certain minimum distribution requirements of the Code.

In the case of a Contract with a Withdrawal Value that is issued as an Individual Retirement Annuity, we believe that the annuity income payments thereunder should satisfy the minimum distribution requirements under section 401(a)(9) of the Code. However, it is possible, though unlikely, that the IRS will determine that the annuity income payments do not satisfy those requirements. In addition, we do not know whether the withdrawal of all or a part of the Withdrawal Value constitutes a required minimum distribution which cannot be directly transferred to another IRA or rolled over. Due to this uncertainty, we will not process direct transfers to another IRA but will instead treat all withdrawals of the Withdrawal Value from the Contract as distributions for tax reporting and withholding purposes. Accordingly, we will report such withdrawals on a 1099R form. Owners should consult a tax adviser before withdrawing an amount with the intention of rolling it over to another IRA.

In the Case of a Contract that is issued as a Roth IRA, any “qualified distribution” is excludible from gross income. A “qualified distribution” is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner’s death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after (a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. As mentioned above, the Contract could not be purchased as a Roth IRA with a qualified rollover contribution from a non-Roth IRA.

It should be noted that since the Contract is an immediate annuity contract, annuity income distributions under the Contract will begin within one year after a qualified rollover contribution is made to the Contract. Hence, persons considering making a qualified rollover contribution to the Contract issued as Roth IRA should consult a qualified tax advisor regarding whether distributions from the Contract will satisfy the requirements of a qualified distribution.

A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from a non-Roth IRA. However, such a distribution will be treated as made first from contributions to the Roth IRA to the extent that the distribution, when added to all previous distributions from the Roth IRA, does not exceed the aggregate amount of contributions to the Roth IRA. Generally, all Roth IRAs are aggregated to determine the tax treatment of distributions.

Minimum distributions are not required from a Roth IRA while the Owner is alive. However, if the Owner dies before the entire interest in a Roth IRA is distributed, any remaining interest in the Roth IRA must be distributed in accordance with certain minimum distribution requirements set forth in Section 401(a)(9) of the Code. Hence, it might be necessary in certain circumstances to modify the distributions under an annuity income option after the Owner’s death in order to comply with these after-death distribution requirements under the Code. Persons intending to use the Contract as a Roth IRA should seek competent advice regarding these requirements.

9(d). Tax Deferral Until Distributions are Made

Under existing provisions of the Code, any increase in the value of the Contract is generally not taxable until distributions are made under one of the Contract’s annuity income options. However, as discussed below, this tax deferral generally applies only if (1) the Owner is an individual, (2) the investments in the Variable Account are adequately diversified in accordance with Treasury Department regulations, (3) EFILI, rather than the Owner, is considered the Owner of the assets of the Variable Account for federal tax purposes, and (4) certain distribution requirements are met in the event that you die.

Non-natural Owner: In certain circumstances, if an Owner were a “non-natural” person, such as a corporation or a trust, the Contract would not be treated as an annuity contract for federal tax purposes, and the Owner would be taxable currently on the income and gain from the assets of the Variable Account. Accordingly, the Contract must be owned by an individual (or individuals), and will not be issued to “non-natural” persons.

Diversification Requirements: For a Contract to be treated as an annuity contract for federal income tax purposes, the investments of the Variable Account must be “adequately diversified.” The Treasury Department has issued regulations which prescribe standards for determining whether the investments of the Variable Account are “adequately diversified.” If the Variable Account failed to comply with these diversification standards, the Contracts would not be treated as annuity contracts for federal income tax purposes, and each Owner would be taxable currently on the income and gain from the assets of the Variable Account. Although EFILI does not control the investments of the Funds, EFILI has entered into agreements with the Funds requiring them to operate in compliance with the Treasury Department regulations so that the Variable Account will be considered “adequately diversified.”

Ownership Treatment: In certain circumstances, variable annuity Contract Owners may be considered the Owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the Contract Owners’ gross income.

The Internal Revenue Service (the “Service”) has stated in published rulings that a variable Contract Owner will be considered the Owner of separate account assets if the Owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations “do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the Owner of the assets in the account.” This announcement also stated that guidance would be issued by way of regulations or rulings on the “extent to which policyholders may direct their investments to particular sub-accounts of a separate account without being treated as Owners of the underlying assets.” As of the date of this Prospectus, no such guidance has been issued.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the Service in rulings in which it was determined that Contract Owners were not Owners of separate account assets. For example, the Owner of the Contract has a choice of more Subaccounts to which to allocate the Purchase Payment, and may be able to transfer among Subaccounts more frequently than in such rulings. These differences could result in the Owner being treated as the Owner of the assets of the Variable Account, and thus income and gain from such assets would be includible in the Owner’s income annually. In addition, it is not known what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent the Owner from being considered the Owner of the assets of the Variable Account.

Distribution Requirements: To qualify as an annuity for federal tax purposes, the Contract must satisfy certain distribution requirements in the event of your death. The Contract contains the required distribution provisions. In certain situations, those provisions may limit the guaranteed period over which annuity income distributions can be made (if such a period is selected).

Important: This discussion of the Tax Considerations assumes that the Contract will be treated as an annuity contract for federal income tax purposes and that EFILI will be treated as the Owner of the Variable Account assets.

9(e). EFILI’s Tax Status

EFILI is taxed as a life insurance company under Subchapter L of the Code. Since the operations of the Variable Account are part of, and are taxed with, the operations of EFILI, the Variable Account is not separately taxed as a “regulated investment company” under Subchapter M of the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied to increase reserves under a contract. EFILI does not expect to incur federal income taxes attributable to the Variable Account. Based on this, no charge is being made currently to the Variable Account for federal income taxes. EFILI will periodically review the need for a charge to the Variable Account for its federal income taxes. Such a charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

Under existing laws, EFILI may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes (other than premium taxes) are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, EFILI may make charges for such taxes against the Variable Account.

10. MORE INFORMATION ABOUT THE CONTRACT

You should also be aware of the following important provisions of your Contract.

10(a). Contract Rights

Owner(s): Before the Contract was issued, the Owner(s) also had the right to (a) name the Joint Annuitant, (if any); (b) allocate the Purchase Payment between fixed and variable annuity income; (c) choose an annuity income option; (d) allocate the Purchase Payment among the Subaccounts; (e) choose the Benchmark Rate of Return; (f) name the Beneficiary or Beneficiaries; and (g) select the first Annuity Income Date and the frequency of annuity income payments.

After a Contract is issued, each Owner named in the application has the following rights: (a) the right to change any Beneficiary; (b) the right to cancel the Contract during the free look period; (c) any right to reallocate among the Subaccounts; and (d) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract; and for a Contract that includes a Withdrawal Period, (e) the right to withdraw from the variable portion of the Contract during the Withdrawal Period and the right to surrender the variable portion of the Contract within five years from the first Annuity Income Date.

A Joint Annuitant who is not an Owner when a Contract is issued will succeed to the rights in the paragraph above if he or she survives the Owner. When no Owner or Joint Annuitant is still alive, each Beneficiary will have (a) the right to reallocate among the Subaccounts, and (b) the right to instruct us how to vote shares of an investment portfolio attributable to the Contract, with respect to his or her share of annuity income.

Annuitant: You have the right to receive annuity income under the terms of the Contract. You also have rights as an Owner as described above.

Joint Annuitant: For Non-qualified Contracts, the Joint Annuitant, (if any), has the right to receive annuity income jointly with you under the terms of the Contract. The Joint Annuitant may also be an Owner, or succeed to the rights of the Owner(s) as described above. For Qualified Contracts, (a) all annuity income during your lifetime must be received only by you, and (b) the Joint Annuitant may not be an Owner.

The Beneficiary (or Beneficiaries) will receive any remaining Withdrawal Period annuity income if neither you nor the Joint Annuitant (if any) survives to the end of the Withdrawal Period.

Surviving Beneficiaries will receive equal shares unless you specify otherwise. If (1) no Beneficiary survives you and the Joint Annuitant (if any); and (2) the Withdrawal Period or Guarantee Period (if any) has not ended; we will provide a lump sum to the estate of the last to die of you and the Joint Annuitant.

Beneficiary(ies): You were allowed to name one or more Beneficiaries when you completed your application. You may change Beneficiaries later, unless you have designated an irrevocable Beneficiary, in which case we will require the consent of the irrevocable Beneficiary in writing. The Beneficiary (or Beneficiaries) will receive (a) annuity income for the remainder of any Guarantee Period after the death(s) of the Annuitant (and Joint Annuitant, if any), and (b) a refund of your Purchase Payment if you (and the Joint Annuitant, if any) do not live to the first Annuity Income Date.

The Beneficiary has choices if you (and the Joint Annuitant, if any) die before the end of the Withdrawal Period or Guarantee Period, if any:

The Beneficiary may choose (a) to continue receiving annuity income on each remaining Annuity Income Date, or (b) to receive the Withdrawal Value plus the present value of fixed annuity income (if any). If a Contract with a Withdrawal Period is within its first five years after the first Annuity Income Date, it will typically be more advantageous for the Beneficiary to choose option (b). The Beneficiary must notify us within 60 days of the date we receive notice of the relevant death to elect a lump sum. Otherwise, the Beneficiary will receive annuity income for the remaining guaranteed Annuity Income Dates.

If a Beneficiary receiving annuity income dies, a lump sum will be provided to the Beneficiary’s estate. The fixed annuity income portion of any lump sum will be the present value of the annuity income for the remaining guaranteed Annuity Income Dates, discounted at a rate equal to the rate used to determine annuity income payment. The variable annuity income portion will be the Withdrawal Value.

A Beneficiary may be a “Primary Beneficiary” or a “Contingent Beneficiary.” No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.

10(b). Reports

If part or all of your Purchase Payment is allocated to variable income, we will send you a statement showing the number of Annuity Income Units in each Subaccount, and the value of each Annuity Income Unit, at least once each calendar quarter, and each time you transfer Annuity Income Units among the Subaccounts. If you choose a Withdrawal Period, we will show your Withdrawal Value at least once each calendar quarter.

You should verify the accuracy of your transaction confirmations and quarterly statements immediately after you receive them and notify the Annuity Service Center promptly of any discrepancies as we will not be responsible for resulting losses due to unit value changes after 10 calendar days from the mailing of the report.

Shareholder reports for funds available under your Contract will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Finally, contract owners have access to their Contract information online at Fidelity.com.

10(c). Postponement of Benefits

We will usually send annuity income within seven days of the Annuity Income Date. We will usually send any lump sum distributions to Beneficiaries within seven days of the day we receive proper notice. We will usually send any Death Benefit within seven days after we receive due proof of your death (for a single life Contract) or the deaths of you and the Joint Annuitant (for a joint life Contract). However, we may delay sending these amounts if (1) the disposal or valuation of the Variable Account’s assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2)  the SEC by order permits postponement for any other reason.

10(d). Signature Guarantee or Customer Authentication

Certain requests may require a signature guarantee or a customer authentication. A signature guarantee or a customer authentication is designed to protect you and EFILI from fraud.

Your request must be in writing and may require a signature guarantee if any of the following situations apply:

1.	Loss of Account Ownership

2.	Any other circumstances where we deem it necessary for your protection

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee. A customer authentication can be obtained only at a Fidelity Investments Investor Center.

10(e). Misstatement of Date of Birth or Sex

If the date of birth or sex of you or the Joint Annuitant has been misstated, EFILI will change the benefits to those which the proceeds would have purchased had the correct date(s) of birth and sex(es) been stated.

If the misstatement is not discovered until after the first Annuity Income Date, EFILI will take the following action: (1) if EFILI provided too much annuity income, EFILI will add interest at the rate of 6% per year compounded annually and withhold annuity income on subsequent following Annuity Income Date(s) until it has recovered the excess; (2) if EFILI provided too little annuity income, we will make up the balance plus interest at the rate of 6% per year compounded annually in a lump sum.

10(f). Notification of Death

Any Beneficiary claiming an interest in the Contract must provide us in writing with due proof of your death and the death of the Joint Annuitant, (if any), at the Annuity Service Center. We will not be responsible for any annuity income paid to you or the Joint Annuitant, (if any), before we receive due proof of death at the Annuity Service Center.

You and the Joint Annuitant are each responsible for notifying EFILI of the death of the other. Each Beneficiary is responsible for notifying EFILI of the death of the last surviving Annuitant or Joint Annuitant. Upon the death of the last person with the right to receive annuity income under a Contract, that person’s executor is responsible for notifying EFILI. If too much annuity income is provided because EFILI is not notified of a death, EFILI may withhold annuity income on subsequent Annuity Income Dates, or take legal action, until it has recovered any excess amounts.

10(g). Assignment

The Contract may not be assigned.

10(h). Dividends

The Contract is “non-participating.” This means that there are no dividends. Investment results of the Subaccounts are reflected in benefits.

10(i). Written Requests Received at the Company

Any request that is required to be submitted to the Company in writing must be in accordance with the Company’s then current standards and shall not be effective until the date and time that either:

1.	The original request is physically received at the Annuity Service Center; or

2.	An electronic image of the original request, which has been submitted by an agent of Fidelity, is received at the Annuity Service Center.

All communications to us regarding your Contract should be sent to: Empire Fidelity Investments Life Insurance Company, Annuity Service Center, PO Box 770001, Cincinnati, Ohio 45277-0051

11. MORE INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

11(a). Changes in Subaccounts

We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contract.

EFILI also has the right to eliminate any Subaccount, to combine two or more Subaccounts, or substitute a new portfolio or fund for the Portfolio in which a Subaccount invests. A substitution may become necessary if, in EFILI’s judgment, a Portfolio or Fund no longer suits the purpose of the Contract. This may happen due to a change in laws or regulations, or a change in a Portfolio’s investment objectives or restrictions, or because the Portfolio is no longer available for investment, or for some other reason. EFILI would obtain prior approval from the SEC and any other required approvals before making such a substitution.

EFILI also reserves the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required. We would obtain any required approval from the SEC before making such changes.

11(b). Voting Rights

EFILI will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the 1940 Act or any related regulations or interpretations should change, and EFILI decides that it is permitted to vote the shares of the Funds in its own right, it may decide to do so.

EFILI calculates the number of shares that you may instruct it to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding Portfolio. Fractional votes will be counted. EFILI reserves the right to modify the manner in which it calculates the weight to be given to your voting instructions where such a change is necessary to comply with federal regulations or interpretations of those regulations.

EFILI will determine the number of shares you can instruct it to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will mail you material for providing your voting instructions.

If your voting instructions are not received in time, EFILI will vote the shares in the same proportion as the instructions received with regard to all other contracts issued through the Variable Account. EFILI will also vote shares it holds in the Variable Account that are not attributable to contracts in the same proportionate manner. As a result of proportional voting, the votes of a small number of Owners could determine the outcome of a shareholder vote. Under certain circumstances, EFILI may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the Portfolios, or result in the approval or disapproval of an investment advisory contract.

Under federal regulations, EFILI may also disregard instructions to vote for changes in investment policies or the investment adviser if it disapproves of the proposed changes. EFILI would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if it decided that the change would result in overly speculative or unsound investments. If EFILI ever disregards voting instructions, it will include a summary of its actions in the next semi-annual report.

11(c). Resolving Material Conflicts

The Funds are available to separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts EFILI establishes.

Although EFILI does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in a Fund. A conflict may occur due to a change in law affecting the operations of variable life insurance and variable annuity separate accounts, differences in the voting instructions we receive and instructions received by other companies, or some other reason. In the event of a conflict, it is possible that the Variable Account might be required to withdraw its investment in the Funds. In the event of any conflict, we will take any steps necessary to protect Annuitants, Joint Annuitants, and Beneficiaries.

11(d). Total Return for a Subaccount

The Total Return reflects the investment performance of a Subaccount, less all expenses and charges, for the Valuation Period. EFILI determines the Total Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business.

Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a Portfolio of the Funds are reinvested in shares of that Portfolio.

APPENDIX A: FUNDS AVAILABLE UNDER THE CONTRACT

The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.fidelity.com/FIAreports. You can also request this information at no cost by calling 1-800-634-9361 or by sending an email request to filifunddocuments@fidelity.com.

The current expenses and performance information below reflects fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks long-term capital appreciation	Allspring VT Discovery SMID Cap Growth Fund**† Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.15%*	-37.85%	4.40%	9.38%
Seeks long-term capital appreciation	Allspring VT Opportunity Fund** Adviser: Allspring Funds Management, LLC Subadviser: Allspring Global Investments, LLC	1.00%*	-20.81%	7.86%	10.68%
Seeks high total investment return	BlackRock Global Allocation V.I. Fund Adviser: BlackRock Advisors, LLC Subadviser: BlackRock (Singapore) Limited	0.92%*	-15.99%	3.34%	4.90%
Seeks to obtain high total return with reduced risk over the long-term by allocating its assets among stocks, bonds, and short-term instruments	Fidelity® Variable Insurance Product (“VIP”) Asset Manager Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	-14.94%	3.75%	5.66%
Seeks to maximize total return by allocating its assets among stocks, bonds, short-term instruments, and other investments	Fidelity® VIP Asset Manager: Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	-16.88%	4.73%	7.11%
Seeks income and capital growth consistent with reasonable risk	Fidelity® VIP Balanced Portfolio Adviser: Fidelity Management & Research Company LLC	0.47%	-17.94%	7.21%	8.91%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks to provide investment results that correspond to the aggregate price and interest performance of the debt securities in the Bloomberg Barclays U.S. Aggregate Bond Index	Fidelity® VIP Bond Index Portfolio Adviser: Fidelity Management & Research Company LLC	0.14%	-13.19%	—	—
Seeks capital appreciation	Fidelity® VIP Communication Services Portfolio Adviser: Fidelity Management & Research Company LLC	0.68%	-38.14%	4.07%	7.00%
Seeks capital appreciation	Fidelity® VIP Consumer Discretionary Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	-34.63%	5.98%	10.78%
Seeks capital appreciation	Fidelity® VIP Consumer Staples Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%	-0.62%	7.09%	9.96%
Seeks long-term capital appreciation	Fidelity® VIP Contrafund® Portfolio Adviser: Fidelity Management & Research Company LLC	0.60%	-26.31%	8.66%	11.43%
Seeks capital appreciation	Fidelity® VIP Disciplined Small Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.48%	-18.23%	4.67%	8.94%
Seeks capital appreciation	Fidelity® VIP Dynamic Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	-20.87%	10.27%	12.45%
Seeks capital appreciation	Fidelity® VIP Emerging Markets Portfolio Adviser: Fidelity Management & Research Company LLC	0.92%	-20.17%	1.71%	4.61%
Seeks capital appreciation	Fidelity® VIP Energy Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	63.18%	7.19%	4.80%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks reasonable income while also considering the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index	Fidelity® VIP Equity-Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.51%	-4.96%	8.16%	10.19%
Seeks to provide investment results that correspond to the total return of stocks of mid-to small-capitalization U.S. companies	Fidelity® VIP Extended Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.13%	-18.13%	—	—
Seeks capital appreciation	Fidelity® VIP Financials Portfolio†† Adviser: Fidelity Management & Research Company LLC	0.65%	-8.33%	6.85%	11.10%
Seeks a high level of current income	Fidelity® VIP Floating Rate High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	-0.52%	3.17%	—
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 20% Portfolio Adviser: Fidelity Management & Research Company LLC	0.54%*	-9.60%	1.94%	2.94%
Seeks high current income and, as a secondary objective, capital appreciation	Fidelity® VIP FundsManager® 30% Portfolio Adviser: Fidelity Management & Research Company LLC	0.59%*	—	—	—
Seeks current income as well as total return. The fund also considers the potential for capital appreciation.	Fidelity® VIP FundsManager® 40% Portfolio Adviser: Fidelity Management & Research Company LLC	0.65%*	—	—	—
Seeks high total return	Fidelity® VIP FundsManager® 50% Portfolio Adviser: Fidelity Management & Research Company LLC	0.70%*	-13.94%	3.82%	5.69%
Seeks high total return	Fidelity® VIP FundsManager® 60% Portfolio Adviser: Fidelity Management & Research Company LLC	0.75%*	-15.06%	4.37%	6.66%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks high total return	Fidelity® VIP FundsManager® 70% Portfolio Adviser: Fidelity Management & Research Company LLC	0.78%*	-15.67%	4.93%	7.43%
Seeks high total return	Fidelity® VIP FundsManager® 85% Portfolio Adviser: Fidelity Management & Research Company LLC	0.82%*	-17.07%	5.71%	8.77%
Seeks as high a level of current income as is consistent with preservation of capital and liquidity	Fidelity® VIP Government Money Market Portfolio Adviser: Fidelity Management & Research Company LLC	0.24%	1.44%	1.08%	0.64%
Seeks to achieve capital appreciation	Fidelity® VIP Growth Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	-24.46%	12.42%	14.81%
Seeks high total return through a combination of current income and capital appreciation	Fidelity® VIP Growth & Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.52%	-4.95%	8.85%	11.58%
Seeks to provide capital growth	Fidelity® VIP Growth Opportunities Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	-38.15%	13.09%	15.09%
Seeks capital appreciation	Fidelity® VIP Health Care Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	-12.41%	10.50%	15.07%
Seeks a high level of current income, while also considering growth of capital	Fidelity® VIP High Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.72%	-11.37%	1.10%	2.97%
Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index	Fidelity® VIP Index 500 Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.10%	-18.21%	9.30%	12.45%
Seeks capital appreciation	Fidelity® VIP Industrials Portfolio Adviser: Fidelity Management & Research Company LLC	0.66%	10.30%	5.11%	10.04%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks capital appreciation	Fidelity® VIP International Capital Appreciation Portfolio Adviser: Fidelity Management & Research Company LLC	0.82%	-26.40%	3.29%	7.25%
Seeks to provide investment results that correspond to the total return of foreign developed and emerging stock markets	Fidelity® VIP International Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.17%	-16.02%	—	—
Seeks as high a level of current income as is consistent with the preservation of capital	Fidelity® VIP Investment Grade Bond Portfolio Adviser: Fidelity Management & Research Company LLC	0.40%	-12.96%	0.64%	1.53%
Seeks capital appreciation	Fidelity® VIP Materials Portfolio Adviser: Fidelity Management & Research Company LLC	0.69%	-9.79%	4.84%	7.17%
Seeks long-term growth of capital	Fidelity® VIP Mid Cap Portfolio Adviser: Fidelity Management & Research Company LLC	0.61%	-14.74%	5.95%	9.96%
Seeks long-term growth of capital	Fidelity® VIP Overseas Portfolio Adviser: Fidelity Management & Research Company LLC	0.77%	-24.48%	2.61%	5.74%
Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index	Fidelity® VIP Real Estate Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	-27.51%	1.70%	5.11%
Seeks a high level of current income. The fund may also seek capital appreciation	Fidelity® VIP Strategic Income Portfolio Adviser: Fidelity Management & Research Company LLC	0.67%	-11.26%	1.35%	2.46%
Seeks capital appreciation	Fidelity® VIP Technology Portfolio Adviser: Fidelity Management & Research Company LLC	0.63%	-35.86%	13.65%	17.08%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks to provide investment results that correspond to the total return of a broad range of U.S. stocks	Fidelity® VIP Total Market Index Portfolio Adviser: Fidelity Management & Research Company LLC Principal Subadviser: Geode Capital Management, LLC	0.12%	-19.22%	—	—
Seeks capital appreciation	Fidelity® VIP Utilities Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	5.47%	10.64%	11.37%
Seeks capital appreciation	Fidelity® VIP Value Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	-4.11%	8.59%	11.10%
Seeks capital appreciation	Fidelity® VIP Value Strategies Portfolio Adviser: Fidelity Management & Research Company LLC	0.64%	-7.03%	8.38%	10.22%
Seeks income	Franklin U.S. Government Securities VIP Fund Adviser: Franklin Advisers, Inc.	0.76%	-9.75%	-0.58%	0.06%
Seeks long-term capital appreciation by investing primarily in equity securities of issuers throughout the world, including U.S. issuers	Invesco V.I. Global Core Equity Fund Adviser: Invesco Advisers, Inc. Subadviser: Invesco Canada Ltd.	0.98%	-21.88%	1.69%	5.67%
Seeks long-term capital appreciation	Lazard Retirement Emerging Markets Equity Portfolio Adviser: Lazard Asset Management LLC	1.13%	-14.96%	-2.95%	0.13%
Seeks high total return by investing primarily in fixed income-securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries	Morgan Stanley Variable Insurance Fund, Inc. (“Morgan Stanley”) Emerging Markets Debt Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.10%*	-18.74%	-2.23%	0.06%
Seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries	Morgan Stanley Emerging Markets Equity Portfolio Adviser: Morgan Stanley Investment Management Inc.	1.25%*	-25.08%	-2.71%	0.59%

Investment Objective	Fund & Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/22)
			1 year	5 year	10 year
Seeks total return	Morgan Stanley Global Strategist Portfolio Adviser: Morgan Stanley Investment Management Inc.	0.90%*	-16.94%	1.91%	4.10%
Seeks maximum real return, consistent with prudent investment management	PIMCO Variable Insurance Trust (“VIT”) CommodityRealReturn® Strategy Portfolio Adviser: Pacific Investment Management Company LLC	1.29%*	8.61%	7.03%	-1.56%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Low Duration Portfolio Adviser: Pacific Investment Management Company LLC	0.67%	-5.74%	0.08%	0.42%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio Adviser: Pacific Investment Management Company LLC	0.77%	-11.90%	1.96%	0.90%
Seeks maximum total return, consistent with preservation of capital and prudent investment management	PIMCO VIT Total Return Portfolio Adviser: Pacific Investment Management Company LLC	0.67%	-14.30%	-0.18%	0.92%
Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration	Templeton Global Bond VIP Fund Adviser: Franklin Advisers, Inc.	0.77%*	-4.95%	-2.32%	-0.78%

Each Fidelity Subaccount invests in Initial Class shares of each Fund except for the Fidelity® VIP FundsManager® Portfolios, which invest in Investor Class shares of each Fund.

*	This Fund’s current expenses reflect temporary fee reductions. See the Fund’s prospectus for additional information.
**	This Fund is closed to new investments.
†	Prior to May 1, 2023, the fund was named Allspring VT Discovery Fund.
††	Prior to April 28, 2023, the fund was named Fidelity® VIP Financial Services Portfolio.

APPENDIX B: Hypothetical Examples Applicable to Contracts with a Withdrawal Period

The below hypothetical examples illustrate the impact withdrawals can have on a Contract’s Withdrawal Value, Annuity Income, and length of Withdrawal Period. These examples are intended to be read in conjunction with 6(d). Contracts purchased with a Withdrawal Period of this Prospectus.

Assumptions

a)	Owner’s Date of Birth = June 1, 1943
b)	Purchase Payment = $100,000
c)	Contract Date = June 1, 2000
d)	First Annuity Income Date = July 1, 2000
e)	Owner is invested in one Subaccount

I. Partial Withdrawal On or Before the 5th Anniversary of the First Annuity Income Date

If the Owner withdraws part of the Withdrawal Value on or before the 5th anniversary of the Contract’s first Annuity Income Date, then

a)	the Withdrawal Value is reduced dollar for dollar by the amount of the partial withdrawal:

Date	Activity	Withdrawal Value (after activity)
		Part A	Part B	Total
9/30/2002	----	$69,026.48	$8,776.06	$77,802.53
10/1/2002	Subaccount Net Investment Factor of 1.003564	$69,272.49	$8,807.33	$78,079.82
10/1/2002	Partial Withdrawal of $10,000	$8,872.00	$1,128.00	$68,079.82

b)	All remaining variable annuity income is reduced, in the same ratio that the amount withdrawn bears to the Withdrawal Value before the withdrawal:

i.	Percentage reduction of Withdrawal Value = 12.807407%

[$10,000 / $78,079.82 = 12.807407%]

ii.	10/1/2002 Variable Annuity Payment (before withdrawal) = $433.66

iii.	10/1/2002 Variable Annuity Payment (after withdrawal) = $378.12

[$433.66 x 0.12807407 = $55.54 $433.66 – $55.54 = $378.12]

c)	The partial withdrawal has no impact on the length of the Withdrawal Period.

II. Partial Withdrawal After the 5th Anniversary of the First Annuity Income Date

If the Owner makes a partial withdrawal after the 5th anniversary of the First Annuity Income Date, then

a)	the Withdrawal Value is reduced dollar for dollar by the amount of the partial withdrawal:

Date	Activity	Withdrawal Value (after activity)
		Part A	Part B	Total
9/30/2010	----	$44,681.27		$44,681.27
10/1/2010	Subaccount Net Investment Factor of 1.003564	$44,840.52		$44,840.52
10/1/2010	Partial Withdrawal of $10,000	$34,840.52		$34,840.52

b)

All remaining variable annuity income is reduced. The value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company determines equivalence using modified insurance industry mortality tables.

i.	10/1/2002 Variable Annuity Payment (before withdrawal) = $585.20

ii.	10/1/2002 Variable Annuity Payment (after withdrawal) = $421.96

c)	The Withdrawal Period is reduced.

i.	Withdrawal Period End Date (before withdrawal) = June 1, 2020

ii.	Withdrawal Period End Date (after withdrawal) = July 1, 2018

III. Full Withdrawal After the 5th Anniversary of the First Annuity Income Date

If the Owner withdraws all of the Withdrawal Value after the 5th anniversary of the First Annuity Income Date, then

a)	There is no longer a Withdrawal Value

Date	Activity	Withdrawal Value (after activity)
		Part A	Part B	Total
9/30/2010	----	$44,681.27		$44,681.27
10/1/2010	Subaccount Net Investment Factor of 1.003564	$44,840.52		$44,840.52
10/1/2010	Full Withdrawal of $44,840.52	$0		$0

b)

All remaining variable annuity income is reduced. The value of the reduced variable annuity income plus the amount of the withdrawal will be equivalent to the value of the variable annuity income just prior to the withdrawal. The Company determines equivalence using modified insurance industry mortality tables.

i.	10/1/2002 Variable Annuity Payment (before withdrawal) = $585.20

ii.	10/1/2002 Variable Annuity Payment (after withdrawal) = $150.61

c)	The Withdrawal Period ends.

We have filed additional information about the Contract and the Variable Account with the Securities and Exchange Commission in a Statement of Additional Information (“SAI”) dated April 29, 2023. The SAI is incorporated by reference in this prospectus and is available, without charge, upon request. To request the SAI, other information about the Contract, or to make investor inquiries, call us at 1-800-544-2442.

Reports and other information about the Variable Account are available on the Securities and Exchange Commission’s website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Edgar Contract Identifier C000024024

EFIAL7-PRO-0423

1.756516.124

INCOME ADVANTAGE

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2023

This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts (“Contracts”) offered by Empire Fidelity Investments Life Insurance Company (“EFILI” or the “Company”) through Empire Fidelity Investments Variable Annuity Account A (the “Variable Account”). You may obtain a copy of the Prospectus dated April 29, 2023, without charge by calling 1-800-544-2442.

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS.

EFIAL7-PTB-0423

1.756517.123

GENERAL INFORMATION AND HISTORY

Empire Fidelity Investments Life Insurance Company (“EFILI”)

EFILI is a stock life insurance company that was established in 1991 and exists in accordance with the laws, rules and regulations of the State of New York. EFILI issues life insurance and annuity products only in the State of New York. EFILI is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company. Fidelity Investments Life Insurance Company is a wholly-owned subsidiary of FMR LLC, the parent company of the Fidelity Investments companies. Abigail P. Johnson, certain Johnson family members, and various key employees of FMR LLC own the voting common stock of FMR LLC.

Empire Fidelity Investments Variable Annuity Account A (the “EFILI Variable Account”)

The EFILI Variable Account is a separate investment account of EFILI established pursuant to New York law on July 15, 1991. It is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). It is also a separate account as defined under the federal securities laws.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

Considerations Regarding Cybersecurity

With the increased use of technologies such as the Internet to conduct business, our business, including our variable insurance business, is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events and may arise from external or internal sources. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information; corrupting data, equipment or systems; or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber incidents affecting EFILI, the Funds, and any affiliated or unaffiliated vendors or service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with our processing of policy transactions (including surrenders, withdrawals, annuity income payments, and insurance proceeds), our ability to calculate Accumulation Unit Values and Annuity Income Unit Values, destruction to equipment and systems, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future. While EFILI has established business continuity plans in the event of, and risk management systems to prevent, such cyber incidents, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, EFILI cannot control the cyber security plans and systems put in place by its service providers or any other third parties whose operations may affect its business. A variable insurance product and its Owners, Annuitants, Insureds, and Beneficiaries could be negatively impacted as a result.

WITHDRAWAL VALUE

If your Contract has a Withdrawal (Liquidity) Period, the following provisions are applicable. Note the below provisions only apply to the portion of your Contract allocated to variable annuity income. Withdrawals are not available for any allocations to fixed income.

The amount you can withdraw from this Contract at the close of a Valuation Period is called the Withdrawal Value. There are two parts to your Withdrawal Value, Part A and Part B. The sum of Part A and Part B equals your Withdrawal Value.

2

• Part A

Part A is based on the portion of your Purchase Payment that provides variable annuity income during the Withdrawal Period. On the Contract Date, Part A equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part A is computed, as follows:

(1) Start with Part A at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. See Net Investment Factor in the Glossary of the Prospectus. Then add the values for each variable Subaccount together.

(3) If an Annuity Income Date occurs during the Valuation Period, subtract from (2) an amount equal to the amount of the variable annuity income payment for that Annuity Income Date.

(4) Subtract from (3) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part A at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

Part A becomes zero at the end of your Withdrawal Period and remains zero thereafter.

• Part B

Part B is based on the remainder of your variable Purchase Payment and reflects the portion of your Purchase Payment that provides variable annuity income after the Withdrawal Period. On the Contract Date, Part B equals this portion of the Purchase Payment less any deductions made from this portion for state, federal or local taxes.

At the end of each subsequent Valuation Period, a new value for Part B is computed, as follows:

(1) Start with Part B at the close of the prior Valuation Period.

(2) With respect to each variable Subaccount to which your Contract is allocated, multiply (1) by the Net Investment Factor for the applicable Subaccount. Then add the values for each variable Subaccount together.

(3) Subtract from (2) an amount attributable to any withdrawals made during the Valuation Period. To determine the amount subtracted, multiply the amount of the withdrawal by a fraction, the numerator of which is the value of Part B at the close of the current Valuation Period and the denominator of which is the sum of Part A and Part B at the close of the current Valuation Period, without regard to the withdrawal during the Valuation Period.

(4) Multiply (3) by a fraction, the numerator of which is the percentage factor at the end of the current Valuation Period, and the denominator of which is the percentage factor at the end of the prior Valuation Period.

The percentage factor is 100% until one year after your first Annuity Income Date. The percentage factor then declines daily at a rate of 25% each year, becoming zero on the fifth anniversary of your first Annuity Income Date and remaining at zero thereafter. Thus Part B becomes zero on the fifth anniversary of your first Annuity Income Date and remains zero thereafter.

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

The assets of the Variable Account are held by EFILI. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees.

3

DISTRIBUTION OF THE CONTRACTS

As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services LLC (“FBS”) and Fidelity Insurance Agency, Inc. (“FIA”). FBS is the principal underwriter. FIA is a wholly-owned, direct subsidiary of FMR LLC; and FBS and EFILI are wholly-owned, indirect subsidiaries of FMR LLC. The principal business address of FBS is 900 Salem Street, Smithfield, Rhode Island 02917. The Contracts are no longer sold, but were offered to the public on a continuing basis. You may continue to make exchanges among the Subaccounts.

UNDERWRITING COMMISSIONS

Year	Underwriting Commissions Paid to FBS	Amount of Underwriting Commissions Retained by FBS
2022	$774,318	$774,318
2021	$1,306,709	$1,306,709
2020	$986,070	$986,070

STATE REGULATION

EFILI is subject to regulation by the Department of Insurance of the State of New York, which periodically examines our financial condition and operations. The Contract described in the Prospectus and Statement of Additional Information has been filed with and, where required, approved by, insurance officials in those jurisdictions where it is sold.

We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.

LEGAL MATTERS

The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by Lance A. Warrick, General Counsel of Empire Fidelity Investments Life Insurance Company.

EXPERTS

The financial statements of the Company as of December 31, 2022 and 2021 and for each of the three years in the period ended December 31, 2022, and the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2022 and for each of the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. The principal business address for PricewaterhouseCoopers LLP is 101 Seaport Boulevard, Boston, MA 02210.

FINANCIAL STATEMENTS

The financial statements of Empire Fidelity Investments Life Insurance Company included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

4

Empire Fidelity(R) Investments Variable Annuity Account A Annual Report December 31, 2021 Empire Fidelity Investments Life Insurance Company(R)

This report and the financial statements contained herein are submitted for the general information of Empire Fidelity Investments Life Insurance Company variable annuity owners. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Neither Empire Fidelity Investments Life Insurance Company nor Fidelity Brokerage Services LLC is a bank, and neither the annuities nor mutual fund shares are backed or guaranteed by any bank or insured by the FDIC.

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class	VIP – Growth Initial Class	VIP – Growth Investor Class

Assets:

Investments	$24,234	$216,581	$4,256	$27,139	$40,511	$55,573	$57,596	$53,076

Receivable from EFILI	—	—	2	—	—	—	6	1

Total Assets	24,234	216,581	4,258	27,139	40,511	55,573	57,602	53,077

Liabilities:

Payable to EFILI	—	1	—	—	9	—	—	—

	$24,234	$216,580	$4,258	$27,139	$40,502	$55,573	$57,602	$53,077

Net Assets:

Fidelity Retirement Reserves	23,866	—	3,555	—	37,135	—	54,783	—

Fidelity Income Advantage	368	—	703	—	3,367	—	2,819	—

Fidelity Personal Retirement	—	215,734	—	27,139	—	55,573	—	53,077

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	846	—	—	—	—	—	—

Total net assets	$24,234	$216,580	$4,258	$27,139	$40,502	$55,573	$57,602	$53,077

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	1,132	—	64	—	225	—	210	—

Unit value	$21.08	$—	$55.69	$—	$165.17	$—	$260.60	$—

Fidelity Income Advantage:

Units outstanding	18	—	13	—	21	—	11	—

Unit value	$20.10	$—	$53.10	$—	$157.48	$—	$248.48	$—

Fidelity Personal Retirement:

Units outstanding	—	19,559	—	1,483	—	1,619	—	997

Highest value	$—	$11.85	$—	$25.80	$—	$52.41	$—	$78.28

Lowest Value	$—	$10.39	$—	$16.53	$—	$31.74	$—	$50.59

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	75	—	—	—	—	—	—

Highest value	$—	$9.50	$—	$—	$—	$—	$—	$—

Lowest value	$—	$9.03	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	15	—	—	—	—	—	—

Highest value	$—	$9.28	$—	$—	$—	$—	$—	$—

Lowest value	$—	$8.96	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

3	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class

Assets:

Investments	$6,589	$18,540	$11,504	$59,176	$20,904	$22,790	$342,370	$6,322

Receivable from EFILI	—	—	5	—	2	—	—	—

Total Assets	6,589	18,540	11,509	59,176	20,906	22,790	342,370	6,322

Liabilities:

Payable to EFILI	—	—	—	—	—	—	8	12

	$6,589	$18,540	$11,509	$59,176	$20,906	$22,790	$342,362	$6,310

Net Assets:

Fidelity Retirement Reserves	6,318	—	10,035	—	20,015	—	49,991	6,091

Fidelity Income Advantage	271	—	1,474	—	891	—	3,334	219

Fidelity Personal Retirement	—	18,540	—	59,176	—	22,790	289,037	—

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$6,589	$18,540	$11,509	$59,176	$20,906	$22,790	$342,362	$6,310

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	106	—	234	—	286	—	403	121

Unit value	$59.42	$—	$42.95	$—	$69.92	$—	$124.04	$50.34

Fidelity Income Advantage:

Units outstanding	5	—	36	—	13	—	28	5

Unit value	$56.66	$—	$40.95	$—	$66.66	$—	$118.27	$48.00

Fidelity Personal Retirement:

Units outstanding	—	904	—	4,075	—	1,029	6,658	—

Highest value	$—	$27.75	$—	$16.68	$—	$28.82	$60.81	$—

Lowest Value	$—	$20.27	$—	$12.99	$—	$20.62	$41.74	$—

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

4	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class

Assets:
Investments	$10,339	$113,097	$169,788	$13,536	$266,472	$1,577	$10,846	$16,056
Receivable from EFILI	—	1	1	4	—	1	—	6

Total Assets	10,339	113,098	169,789	13,540	266,472	1,578	10,846	16,062

Liabilities:

Payable to EFILI	—	9	—	—	—	—	—	—

	$10,339	$113,089	$169,789	$13,540	$266,472	$1,578	$10,846	$16,062

Net Assets:

Fidelity Retirement Reserves	—	107,329	—	12,370	—	1,529	—	14,430

Fidelity Income Advantage	—	5,760	—	1,170	—	49	—	1,632

Fidelity Personal Retirement	10,339	—	169,789	—	214,676	—	10,846	—

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	51,796	—	—	—

Total net assets	$10,339	$113,089	$169,789	$13,540	$266,472	$1,578	$10,846	$16,062

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	766	—	265	—	29	—	244

Unit value	$—	$140.20	$—	$46.65	$—	$51.98	$—	$59.05

Fidelity Income Advantage:

Units outstanding	—	43	—	26	—	1	—	29

Unit value	$—	$133.68	$—	$44.48	$—	$50.00	$—	$56.30

Fidelity Personal Retirement:

Units outstanding	395	—	4,247	—	6,634	—	236	—

Highest value	$34.97	$—	$58.40	$—	$46.50	$—	$69.64	$—

Lowest Value	$24.26	$—	$38.69	$—	$29.46	$—	$44.32	$—

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	1,388	—	—	—

Highest value	$—	$—	$—	$—	$40.41	$—	$—	$—

Lowest value	$—	$—	$—	$—	$23.63	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	681	—	—	—

Highest value	$—	$—	$—	$—	$39.55	$—	$—	$—

Lowest value	$—	$—	$—	$—	$23.08	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

5	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Growth & Income Investor Class	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class	VIP – Utilities Initial Class

Assets:

Investments	$34,095	$13,782	$53,464	$24,368	$54,232	$4,790	$18,509	$7,287

Receivable from EFILI	—	7	—	5	—	1	—	10

Total Assets	34,095	13,789	53,464	24,373	54,232	4,791	18,509	7,297

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

	$34,095	$13,789	$53,464	$24,373	$54,232	$4,791	$18,509	$7,297

Net Assets:

Fidelity Retirement Reserves	—	12,748	—	21,875	—	4,356	—	7,056

Fidelity Income Advantage	—	1,041	—	2,498	—	435	—	241

Fidelity Personal Retirement	34,095	—	53,464	—	54,232	—	18,509	—

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$34,095	$13,789	$53,464	$24,373	$54,232	$4,791	$18,509	$7,297

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	215	—	345	—	103	—	170

Unit value	$—	$59.42	$—	$63.47	$—	$42.14	$—	$41.51

Fidelity Income Advantage:

Units outstanding	—	18	—	41	—	11	—	6

Unit value	$—	$56.66	$—	$60.64	$—	$40.54	$—	$39.75

Fidelity Personal Retirement:

Units outstanding	834	—	933	—	1,624	—	501	—

Highest value	$56.71	$—	$97.71	$—	$53.16	$—	$74.63	$—

Lowest Value	$38.57	$—	$52.77	$—	$30.15	$—	$35.68	$—

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

6	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financial Services Initial Class

Assets:

Investments	$17,683	$18,816	$80,511	$7,367	$29,035	$12,730	$63,661	$1,036

Receivable from EFILI	—	3	—	2	1	3	—	—

Total Assets	17,683	18,819	80,511	7,369	29,036	12,733	63,661	1,036

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

	$17,683	$18,819	$80,511	$7,369	$29,036	$12,733	$63,661	$1,036

Net Assets:

Fidelity Retirement Reserves	—	18,056	—	6,471	—	12,141	—	987

Fidelity Income Advantage	—	763	—	898	—	592	—	49

Fidelity Personal Retirement	17,683	—	80,511	—	29,036	—	63,661	—

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$17,683	$18,819	$80,511	$7,369	$29,036	$12,733	$63,661	$1,036

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	259	—	178	—	175	—	43

Unit value	$—	$69.59	$—	$36.43	$—	$69.47	$—	$23.04

Fidelity Income Advantage:

Units outstanding	—	11	—	26	—	9	—	2

Unit value	$—	$66.65	$—	$34.89	$—	$66.53	$—	$22.07

Fidelity Personal Retirement:

Units outstanding	445	—	1,166	—	1,342	—	998	—

Highest value	$45.18	$—	$143.38	$—	$30.15	$—	$90.40	$—

Lowest Value	$36.63	$—	$62.45	$—	$20.48	$—	$62.36	$—

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

7	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Financial Services Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class

Assets:

Investments	$16,983	$1,808	$15,218	$1,324	$16,022	$2,564	$15,276	$3,918

Receivable from EFILI	—	—	1	1	—	—	1	1

Total Assets	16,983	1,808	15,219	1,325	16,022	2,564	15,277	3,919

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

	$16,983	$1,808	$15,219	$1,325	$16,022	$2,564	$15,277	$3,919

Net Assets:

Fidelity Retirement Reserves	—	1,762	—	1,241	—	2,429	—	3,272

Fidelity Income Advantage	—	46	—	84	—	135	—	647

Fidelity Personal Retirement	16,983	—	15,219	—	16,022	—	15,277	—

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$16,983	$1,808	$15,219	$1,325	$16,022	$2,564	$15,277	$3,919

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	29	—	31	—	65	—	157

Unit value	$—	$59.83	$—	$40.12	$—	$37.35	$—	$20.89

Fidelity Income Advantage:

Units outstanding	—	1	—	2	—	4	—	32

Unit value	$—	$57.30	$—	$38.43	$—	$35.92	$—	$20.12

Fidelity Personal Retirement:

Units outstanding	632	—	398	—	404	—	646	—

Highest value	$51.03	$—	$61.76	$—	$70.90	$—	$53.92	$—

Lowest Value	$20.33	$—	$35.48	$—	$39.22	$—	$22.42	$—

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

8	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Strategic Income Investor Class	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class

Assets:

Investments	$53,511	$1,786	$27,633	$2,723	$27,883

Receivable from EFILI	—	1	—	1	—

Total Assets	53,511	1,786	27,633	2,724	27,883

Liabilities:

Payable to EFILI	—	—	—	—	—

	$53,511	$1,787	$27,633	$2,724	$27,883

Net Assets:

Fidelity Retirement Reserves	—	1,706	—	2,050	—

Fidelity Income Advantage	—	81	—	674	—

Fidelity Personal Retirement	53,511	—	27,633	—	27,883

Fidelity Freedom Lifetime	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—

Total net assets	$53,511	$1,787	$27,633	$2,724	$27,883

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	72	—	62	—

Unit value	$—	$23.59	$—	$33.05	$—

Fidelity Income Advantage:

Units outstanding	—	4	—	21	—

Unit value	$—	$22.78	$—	$31.91	$—

Fidelity Personal Retirement:

Units outstanding	3,103	—	1,077	—	741

Highest value	$21.38	$—	$48.67	$—	$66.83

Lowest Value	$14.88	$—	$24.16	$—	$34.53

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—

Units value	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

9	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Income Initial Class	VIP – Freedom Income Investor Class	VIP – Freedom 2005 Initial Class	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class

Assets:

Investments	$862	$3,107	$763	$2,127	$866	$5,002

Receivable from EFILI	—	—	—	—	—	—

Total Assets	862	3,107	763	2,127	866	5,002

Liabilities:

Payable to EFILI	—	—	—	—	—	—

	$862	$3,107	$763	$2,127	$866	$5,002

Net Assets:

Fidelity Retirement Reserves	862	—	763	—	866	—

Fidelity Income Advantage	—	—	—	—	—	—

Fidelity Personal Retirement	—	3,107	—	2,127	—	5,002

Fidelity Freedom Lifetime	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—

Total net assets	$862	$3,107	$763	$2,127	$866	$5,002

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	52	—	41	—	42	—

Unit value	$16.56	$—	$18.60	$—	$20.79	$—

Fidelity Income Advantage:

Units outstanding	—	—	—	—	—	—

Unit value	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units outstanding	—	183	—	109	—	219

Highest value	$—	$18.35	$—	$23.44	$—	$26.65

Lowest Value	$—	$15.08	$—	$17.36	$—	$19.38

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

10	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class

Assets:

Investments	$1,024	$9,370	$1,929	$15,606	$1,751	$17,046	$1,334	$21,357

Receivable from EFILI	—	1	—	—	—	—	—	—

Total Assets	1,024	9,371	1,929	15,606	1,751	17,046	1,334	21,357

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

	$1,024	$9,371	$1,929	$15,606	$1,751	$17,046	$1,334	$21,357

Net Assets:

Fidelity Retirement Reserves	1,024	—	1,929	—	1,751	—	1,334	—

Fidelity Income Advantage	—	—	—	—	—	—	—	—

Fidelity Personal Retirement	—	9,371	—	15,606	—	17,046	—	21,357

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$1,024	$9,371	$1,929	$15,606	$1,751	$17,046	$1,334	$21,357

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	46	—	83	—	69	—	51	—

Unit value	$22.28	$—	$23.26	$—	$25.21	$—	$26.27	$—

Fidelity Income Advantage:

Units outstanding	—	—	—	—	—	—	—	—

Unit value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Personal Retirement:

Units outstanding	—	415	—	639	—	641	—	768

Highest value	$—	$28.63	$—	$31.97	$—	$35.24	$—	$38.60

Lowest Value	$—	$20.56	$—	$22.09	$—	$24.05	$—	$25.89

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

11	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – Fundsmanager 20% Investor Class	VIP – Fundsmanager 50% Investor Class	VIP – Fundsmanager 60% Investor Class

Assets:

Investments	$1,131	$867	$2,150	$1,049	$23,041	$61,082	$141,764	$167,041

Receivable from EFILI	1	2	1	—	—	1	11	—

Total Assets	1,132	869	2,151	1,049	23,041	61,083	141,775	167,041

Liabilities:

Payable to EFILI	—	—	—	—	—	—	—	—

	$1,132	$869	$2,151	$1,049	$23,041	$61,083	$141,775	$167,041

Net Assets:

Fidelity Retirement Reserves	—	—	—	980	—	2,999	9,609	3,005

Fidelity Income Advantage	—	—	—	69	—	422	3,017	714

Fidelity Personal Retirement	—	—	—	—	23,041	57,223	125,414	102,288

Fidelity Freedom Lifetime	1,132	869	2,151	—	—	439	3,735	6,559

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	54,475

Total net assets	$1,132	$869	$2,151	$1,049	$23,041	$61,083	$141,775	$167,041

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	—	—	40	—	197	492	155

Unit value	$—	$—	$—	$24.40	$—	$15.24	$19.53	$19.42

Fidelity Income Advantage:

Units outstanding	—	—	—	3	—	29	159	38

Unit value	$—	$—	$—	$23.59	$—	$14.74	$18.89	$18.85

Fidelity Personal Retirement:

Units outstanding	—	—	—	—	739	3,556	5,824	4,641

Highest value	$—	$—	$—	$—	$48.97	$17.32	$26.76	$30.97

Lowest Value	$—	$—	$—	$—	$26.40	$14.79	$20.55	$21.06

Fidelity Freedom Lifetime Income:

Units outstanding	62	41	88	—	—	30	202	328

Units value	$18.31	$21.18	$24.45	$—	$—	$14.39	$18.45	$20.00

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	2,087

Highest value	$—	$—	$—	$—	$—	$—	$—	$26.91

Lowest value	$—	$—	$—	$—	$—	$—	$—	$18.27

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	561

Highest value	$—	$—	$—	$—	$—	$—	$—	$26.34

Lowest value	$—	$—	$—	$—	$—	$—	$—	$17.85

See accompanying notes which are an integral part of the financial statements.

12	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Fundsmanager 70% Investor Class	VIP – Fundsmanager 85% Investor Class

Assets:

Investments	$128,426	$57,892

Receivable from EFILI	6	1

Total Assets	128,432	57,893

Liabilities:

Payable to EFILI	—	—

	$128,432	$57,893

Net Assets:

Fidelity Retirement Reserves	3,950	1,216

Fidelity Income Advantage	1,183	366

Fidelity Personal Retirement	122,075	55,551

Fidelity Freedom Lifetime	1,224	760

Fidelity Growth & Guaranteed Income	—	—

Total net assets	$128,432	$57,893

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	180	52

Unit value	$21.96	$23.55

Fidelity Income Advantage:

Units outstanding	55	16

Unit value	$21.23	$22.77

Fidelity Personal Retirement:

Units outstanding	4,912	2,007

Highest value	$34.53	$41.20

Lowest Value	$24.08	$25.83

Fidelity Freedom Lifetime Income:

Units outstanding	59	34

Units value	$20.78	$22.36

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—

Highest value	$—	$—

Lowest value	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—

Highest value	$—	$—

Lowest value	$—	$—

See accompanying notes which are an integral part of the financial statements.

13	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class

Assets:

Investments	$1,256	$20,389	$1,496	$7,725	$1,049	$6,062	$547

Receivable from EFILI	—	—	—	—	—	—	—

Total Assets	1,256	20,389	1,496	7,725	1,049	6,062	547

Liabilities:

Payable to EFILI	—	—	1	—	—	—	—

	$1,256	$20,389	$1,495	$7,725	$1,049	$6,062	$547

Net Assets:

Fidelity Retirement Reserves	1,211	—	1,455	—	1,030	—	536

Fidelity Income Advantage	45	—	40	—	19	—	11

Fidelity Personal Retirement	—	20,389	—	7,725	—	6,062	—

Fidelity Freedom Lifetime	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$1,256	$20,389	$1,495	$7,725	$1,049	$6,062	$547

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	35	—	54	—	55	—	46

Unit value	$34.68	$—	$27.01	$—	$18.59	$—	$11.63

Fidelity Income Advantage:

Units outstanding	1	—	2	—	1	—	1

Unit value	$33.60	$—	$26.17	$—	$18.01	$—	$11.29

Fidelity Personal Retirement:

Units outstanding	—	560	—	264	—	255	—

Highest value	$—	$46.74	$—	$58.94	$—	$48.58	$—

Lowest Value	$—	$35.36	$—	$27.30	$—	$20.03	$—

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

14	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class	VIF – Emerging Markets Equity Class I

Assets:
Investments	$12,545	$2,441	$25,553	$25,136	$33,370	$7,867	$15,553	$5,414
Receivable from EFILI	—	2	—	—	—	—	—	1

Total Assets	12,545	2,443	25,553	25,136	33,370	7,867	15,553	5,415
Liabilities:
Payable to EFILI	—	—	—	—	—	—	1	—

	$12,545	$2,443	$25,553	$25,136	$33,370	$7,867	$15,552	$5,415

Net Assets:

Fidelity Retirement Reserves	—	2,304	—	962	1,086	582	551	1,449

Fidelity Income Advantage	—	139	—	77	46	27	21	98

Fidelity Personal Retirement	12,545	—	25,553	24,097	32,238	7,258	14,980	3,868

Fidelity Freedom Lifetime	—	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—	—

Total net assets	$12,545	$2,443	$25,553	$25,136	$33,370	$7,867	$15,552	$5,415

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	—	187	—	99	78	49	54	53

Unit value	$—	$12.28	$—	$9.75	$13.88	$11.85	$10.15	$27.39

Fidelity Income Advantage:

Units outstanding	—	11	—	8	3	2	2	4

Unit value	$—	$12.07	$—	$9.66	$13.75	$11.74	$10.05	$26.11

Fidelity Personal Retirement:

Units outstanding	818	—	1,973	2,399	2,257	595	1,433	306

Highest value	$33.28	$—	$13.01	$10.07	$14.33	$12.23	$10.48	$23.85

Lowest Value	$12.48	$—	$12.84	$10.00	$14.23	$12.15	$10.41	$11.74

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—
		$—	$—

Lowest value	$—			$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

15	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	VIF – Emerging Markets Debt Class I	VIF – Global Strategist – Class II	Invesco – V.I. Global Core Equity Series I	Allspring – VT Discovery Class 2	Allspring – VT Opportunity Class 2	Lazard – Retirement Emerging Markets Investor

Assets:

Investments	$7,663	$3,477	$4,719	$2,747	$1,155	$5,223

Receivable from EFILI	—	1	—	—	—	—

Total Assets	7,663	3,478	4,719	2,747	1,155	5,223

Liabilities:

Payable to EFILI	1	—	—	—	—	1

	$7,662	$3,478	$4,719	$2,747	$1,155	$5,222

Net Assets:

Fidelity Retirement Reserves	881	321	309	2,627	999	784

Fidelity Income Advantage	74	108	74	120	156	30

Fidelity Personal Retirement	6,707	3,049	4,336	—	—	4,408

Fidelity Freedom Lifetime	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—

Total net assets	$7,662	$3,478	$4,719	$2,747	$1,155	$5,222

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	29	16	13	46	15	55

Unit value	$30.62	$19.57	$23.17	$56.87	$65.86	$14.18

Fidelity Income Advantage:

Units outstanding	3	6	3	2	2	2

Unit value	$29.19	$18.66	$22.09	$54.22	$62.79	$13.71

Fidelity Personal Retirement:

Units outstanding	474	171	233	—	—	337

Highest value	$19.45	$26.11	$24.76	$—	$—	$24.52

Lowest Value	$12.41	$15.33	$15.44	$—	$—	$11.52

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

16	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Assets and Liabilities - continued

December 31, 2022

(In thousands, except per unit data)	Subaccounts Investing In:
	PVIT – Commodity Real Return Portfolio - Administrative	PVIT – Low Duration Portfolio - Administrative	PVIT – Real Return Portfolio - Administrative	PVIT – Total Return Portfolio - Administrative	Blackrock – Global Allocation V.I. Fund - Class I	FTVIP – Templeton Global Bond Fund - Class 2	FTVIP – Franklin US Government Securities Fund - Class 2

Assets:

Investments	$6,958	$32,188	$18,439	$35,045	$29,565	$5,343	$5,617

Receivable from EFILI	1	—	—	2	—	—	—

Total Assets	6,959	32,188	18,439	35,047	29,565	5,343	5,617

Liabilities:

Payable to EFILI	—	—	—	1	—	—	—

	$6,959	$32,188	$18,439	$35,046	$29,565	$5,343	$5,617

Net Assets:

Fidelity Retirement Reserves	14	2,413	1,056	1,096	525	89	538

Fidelity Income Advantage	275	7	20	19	10	—	—

Fidelity Personal Retirement	6,670	29,768	17,363	33,931	29,030	5,254	5,079

Fidelity Freedom Lifetime	—	—	—	—	—	—	—

Fidelity Growth & Guaranteed Income	—	—	—	—	—	—	—

Total net assets	$6,959	$32,188	$18,439	$35,046	$29,565	$5,343	$5,617

Units Outstanding and Unit Value:

Fidelity Retirement Reserves:

Units outstanding	2	225	79	89	35	10	57

Unit value	$8.01	$10.73	$13.30	$12.26	$15.08	$9.16	$9.38

Fidelity Income Advantage:

Units outstanding	35	1	2	2	1	—	—

Unit value	$7.84	$10.45	$12.95	$11.94	$14.76	$—	$9.18

Fidelity Personal Retirement:

Units outstanding	776	2,633	1,273	2,667	1,799	535	506

Highest value	$8.64	$11.55	$14.32	$13.20	$16.27	$9.88	$10.12

Lowest Value	$8.50	$11.11	$13.14	$12.28	$16.00	$9.72	$9.96

Fidelity Freedom Lifetime Income:

Units outstanding	—	—	—	—	—	—	—

Units value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Single Annuitant):

Units outstanding	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—

Fidelity Growth and Guaranteed Income (Joint Annuitant):

Units outstanding	—	—	—	—	—	—	—

Highest value	$—	$—	$—	$—	$—	$—	$—

Lowest value	$—	$—	$—	$—	$—	$—	$—

See accompanying notes which are an integral part of the financial statements.

17	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class	VIP – Government Money Market Investor Class	VIP – High Income Initial Class	VIP – High Income Investor Class	VIP – Equity-Income Initial Class	VIP – Equity-Income Investor Class

Income:
Dividends	$348	$3,007	$241	$1,461	$793	$1,042

Expenses:
Retirement Reserves:
Mortality and expense risk charges	178	—	31	—	298	—
Administrative and other charges	12	—	2	—	20	—

Total expenses	190	—	33	—	318	—

Income Advantage:
Mortality and expense risk charges	2	—	6	—	26	—
Administrative and other charges	1	—	2	—	9	—

Total expenses	3	—	8	—	35	—

Personal Retirement:
Mortality and expense risk charges	—	227	—	34	—	64
Administrative and other charges	—	97	—	15	—	27

Total expenses	—	324	—	49	—	91

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	9	—	—	—	—
Administrative and other charges	—	2	—	—	—	—

Total expenses	—	11	—	—	—	—

Total expenses	193	335	41	49	353	91

Net investment income (loss)	155	2,672	200	1,412	440	951

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	—	—	(508)	(957)	22	568
Realized gain distributions	—	—	—	—	1,394	1,894

Net realized gain (loss) on investments	—	—	(508)	(957)	1,416	2,462
Unrealized appreciation (depreciation)	—	—	(351)	(4,505)	(4,705)	(6,638)

Net increase (decrease) in net assets from operations	$155	$2,672	$(659)	$(4,050)	$(2,849)	$(3,225)

See accompanying notes which are an integral part of the financial statements.

18	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Growth Initial Class	VIP – Growth Investor Class	VIP – Overseas Initial Class	VIP – Overseas Investor Class	VIP – Investment Grade Bond Initial Class	VIP – Investment Grade Bond Investor Class

Income:
Dividends	$417	$324	$75	$198	$273	$1,443

Expenses:
Retirement Reserves:
Mortality and expense risk charges	483	—	52	—	82	—
Administrative and other charges	32	—	3	—	6	—

Total expenses	515	—	55	—	88	—

Income Advantage:
Mortality and expense risk charges	26	—	2	—	12	—
Administrative and other charges	8	—	1	—	4	—

Total expenses	34	—	3	—	16	—

Personal Retirement:
Mortality and expense risk charges	—	67	—	22	—	82
Administrative and other charges	—	30	—	10	—	33

Total expenses	—	97	—	32	—	115

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	549	97	58	32	104	115

Net investment income (loss)	(132)	227	17	166	169	1,328

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	3,377	1,499	(18)	200	(243)	(968)
Realized gain distributions	5,032	4,525	68	189	706	3,645

Net realized gain (loss) on investments	8,409	6,024	50	389	463	2,677
Unrealized appreciation (depreciation)	(29,629)	(25,104)	(2,456)	(6,956)	(2,603)	(13,889)

Net increase (decrease) in net assets from operations	$(21,352)	$(18,853)	$(2,389)	$(6,401)	$(1,971)	$(9,884)

See accompanying notes which are an integral part of the financial statements.

19	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2021

(In thousands)	Subaccounts Investing In:
	VIP – Asset Manager Initial Class	VIP – Asset Manager Investor Class	VIP – Index 500 Initial Class	VIP – Asset Manager Growth Initial Class	VIP – Asset Manager Growth Investor Class	VIP – Contrafund Initial Class	VIP – Contrafund Investor Class

Income:
Dividends	$461	$490	$5,365	$123	$195	$641	$823

Expenses:
Retirement Reserves:
Mortality and expense risk charges	162	—	417	51	—	919	—
Administrative and other charges	11	—	28	3	—	61	—

Total expenses	173	—	445	54	—	980	—

Income Advantage:
Mortality and expense risk charges	8	—	29	2	—	53	—
Administrative and other charges	2	—	10	1	—	17	—

Total expenses	10	—	39	3	—	70	—

Personal Retirement:
Mortality and expense risk charges	—	30	342	—	15	—	224
Administrative and other charges	—	12	151	—	6	—	95

Total expenses	—	42	493	—	21	—	319

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—

Total expenses	183	42	977	57	21	1,050	319

Net investment income (loss)	278	448	4,388	66	174	(409)	504

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(63)	(21)	11,024	182	60	3,412	3,784
Realized gain distributions	1,520	1,705	2,727	475	715	6,104	9,138

Net realized gain (loss) on investments	1,457	1,684	13,751	657	775	9,516	12,922
Unrealized appreciation (depreciation)	(5,756)	(6,411)	(94,659)	(2,198)	(3,146)	(53,450)	(76,932)

Net increase (decrease) in net assets from operations	$(4,021)	$(4,279)	$(76,520)	$(1,475)	$(2,197)	$(44,343)	$(63,506)

See accompanying notes which are an integral part of the financial statements.

20	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Balanced Initial Class	VIP – Balanced Investor Class	VIP – Dynamic Capital Appreciation Initial Class	VIP – Dynamic Capital Appreciation Investor Class	VIP – Growth & Income Initial Class	VIP – Growth & Income Investor Class

Income:
Dividends	$190	$3,468	$5	$28	$277	$557

Expenses:
Retirement Reserves:
Mortality and expense risk charges	104	—	13	—	119	—
Administrative and other charges	7	—	1	—	8	—

Total expenses	111	—	14	—	127	—

Income Advantage:
Mortality and expense risk charges	10	—	1	—	13	—
Administrative and other charges	3	—	—	—	4	—

Total expenses	13	—	1	—	17	—

Personal Retirement:
Mortality and expense risk charges	—	330	—	15	—	37
Administrative and other charges	—	115	—	6	—	16

Total expenses	—	445	—	21	—	53

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	561	—	—	—	—
Administrative and other charges	—	152	—	—	—	—

Total expenses	—	713	—	—	—	—

Total expenses	124	1,158	15	21	144	53

Net investment income (loss)	66	2,310	(10)	7	133	504

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	476	5,239	16	464	1,094	845
Realized gain distributions	915	17,501	227	1,661	333	691

Net realized gain (loss) on investments	1,391	22,740	243	2,125	1,427	1,536
Unrealized appreciation (depreciation)	(4,752)	(86,950)	(698)	(5,437)	(2,882)	(3,997)

Net increase (decrease) in net assets from operations	$(3,295)	$(61,900)	$(465)	$(3,305)	$(1,322)	$(1,957)

See accompanying notes which are an integral part of the financial statements.

21	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities Initial Class	VIP – Growth Opportunities Investor Class	VIP – Mid Cap Initial Class	VIP – Mid Cap Investor Class	VIP – Value Strategies Initial Class	VIP – Value Strategies Investor Class

Income:
Dividends	$—	$—	$128	$249	$55	$199

Expenses:
Retirement Reserves:
Mortality and expense risk charges	127	—	173	—	38	—
Administrative and other charges	9	—	12	—	2	—

Total expenses	136	—	185	—	40	—

Income Advantage:
Mortality and expense risk charges	10	—	20	—	4	—
Administrative and other charges	3	—	7	—	1	—

Total expenses	13	—	27	—	5	—

Personal Retirement:
Mortality and expense risk charges	—	79	—	62	—	22
Administrative and other charges	—	33	—	27	—	10

Total expenses	—	112	—	89	—	32

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	149	112	212	89	45	32

Net investment income (loss)	(149)	(112)	(84)	160	10	167

Realized and unrealized gain (loss) on investments:	1,592	3,091	76	64	20	162
Realized gain (loss) on sale of fund shares
Realized gain distributions	3,856	13,563	1,684	3,693	236	912

Net realized gain (loss) on investments	5,448	16,654	1,760	3,757	256	1,074
Unrealized appreciation (depreciation)	(15,612)	(52,880)	(6,329)	(13,326)	(757)	(2,888)

Net increase (decrease) in net assets from operations	$(10,313)	$(36,338)	$(4,653)	$(9,409)	$(491)	$(1,647)

See accompanying notes which are an integral part of the financial statements.

22	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Utilities Initial Class	VIP – Utilities Investor Class	VIP – Technology Initial Class	VIP – Technology Investor Class	VIP – Energy Initial Class	VIP – Energy Investor Class

Income:
Dividends	$98	$246	$—	$—	$162	$626

Expenses:
Retirement Reserves:
Mortality and expense risk charges	33	—	175	—	45	—
Administrative and other charges	2	—	12	—	3	—

Total expenses	35	—	187	—	48	—

Income Advantage:
Mortality and expense risk charges	1	—	11	—	4	—
Administrative and other charges	—	—	4	—	1	—

Total expenses	1	—	15	—	5	—

Personal Retirement:
Mortality and expense risk charges	—	18	—	103	—	27
Administrative and other charges	—	8	—	49	—	13

Total expenses	—	26	—	152	—	40

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	36	26	202	152	53	40

Net investment income (loss)	62	220	(202)	(152)	109	586

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	146	996	3,199	5,656	476	5,075
Realized gain distributions	5	40	2,930	10,429	—	—

Net realized gain (loss) on investments	151	1,036	6,129	16,085	476	5,075
Unrealized appreciation (depreciation)	(59)	(783)	(18,925)	(64,453)	1,121	3,282

Net increase (decrease) in net assets from operations	$154	$473	$(12,998)	$(48,520)	$1,706	$8,943

See accompanying notes which are an integral part of the financial statements.

23	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Health Care Initial Class	VIP – Health Care Investor Class	VIP – Financial Services Initial Class	VIP – Financial Services Investor Class	VIP – Industrials Initial Class	VIP – Industrials Investor Class

Income:
Dividends	$—	$—	$25	$359	$3	$18

Expenses:
Retirement Reserves:
Mortality and expense risk charges	94	—	14	—	13	—
Administrative and other charges	6	—	1	—	1	—

Total expenses	100	—	15	—	14	—

Income Advantage:
Mortality and expense risk charges	6	—	1	—	—	—
Administrative and other charges	2	—	—	—	—	—

Total expenses	8	—	1	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	75	—	22	—	15
Administrative and other charges	—	31	—	10	—	7

Total expenses	—	106	—	32	—	22

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	108	106	16	32	14	22

Net investment income (loss)	(108)	(106)	9	327	(11)	(4)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	156	1,103	(347)	834	(2)	(44)
Realized gain distributions	905	4,152	41	378	250	2,033

Net realized gain (loss) on investments	1,061	5,255	(306)	1,212	248	1,989
Unrealized appreciation (depreciation)	(3,226)	(15,014)	(259)	(3,730)	(468)	(3,791)

Net increase (decrease) in net assets from operations	$(2,273)	$(9,865)	$(556)	$(2,191)	$(231)	$(1,806)

See accompanying notes which are an integral part of the financial statements.

24	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Consumer Discretionary Initial Class	VIP – Consumer Discretionary Investor Class	VIP – Real Estate Initial Class	VIP – Real Estate Investor Class	VIP – Strategic Income Initial Class	VIP – Strategic Income Investor Class

Income:
Dividends	$—	$—	$39	$220	$150	$2,045

Expenses:
Retirement Reserves:
Mortality and expense risk charges	13	—	21	—	28	—
Administrative and other charges	1	—	1	—	2	—

Total expenses	14	—	22	—	30	—

Income Advantage:
Mortality and expense risk charges	1	—	2	—	5	—
Administrative and other charges	—	—	—	—	2	—

Total expenses	1	—	2	—	7	—

Personal Retirement:
Mortality and expense risk charges	—	21	—	20	—	70
Administrative and other charges	—	10	—	9	—	29

Total expenses	—	31	—	29	—	99

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	15	31	24	29	37	99

Net investment income (loss)	(15)	(31)	15	191	113	1,946

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	117	1,082	(47)	(105)	(63)	(488)
Realized gain distributions	225	2,024	91	611	5	62

Net realized gain (loss) on investments	342	3,106	44	506	(58)	(426)
Unrealized appreciation (depreciation)	(1,347)	(12,202)	(1,078)	(7,186)	(655)	(8,976)

Net increase (decrease) in net assets from operations	$(1,020)	$(9,127)	$(1,019)	$(6,489)	$(600)	$(7,456)

See accompanying notes which are an integral part of the financial statements.

25	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – International Capital Appreciation Initial Class	VIP – International Capital Appreciation Investor Class	VIP – Value Initial Class	VIP – Value Investor Class	VIP – Freedom Income Initial Class	VIP – Investor Freedom Income Investor Class

Income:
Dividends	$5	$57	$37	$349	$21	$88

Expenses:
Retirement Reserves:
Mortality and expense risk charges	14	—	17	—	7	—
Administrative and other charges	1	—	1	—	0	—

Total expenses	15	—	18	—	7	—

Income Advantage:
Mortality and expense risk charges	1	—	4	—	—	—
Administrative and other charges	—	—	2	—	—	—

Total expenses	1	—	6	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	30	—	29	—	7
Administrative and other charges	—	15	—	14	—	2

Total expenses	—	45	—	43	—	9

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	16	45	24	43	7	9

Net investment income (loss)	(11)	12	13	306	14	79

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	36	173	61	776	1	(162)
Realized gain distributions	163	2,468	92	879	33	157

Net realized gain (loss) on investments	199	2,641	153	1,655	34	(5)
Unrealized appreciation (depreciation)	(915)	(13,578)	(340)	(3,336)	(179)	(673)

Net increase (decrease) in net assets from operations	$(727)	$(10,925)	$(174)	$(1,375)	$(131)	$(599)

See accompanying notes which are an integral part of the financial statements.

26	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005 Initial Class	VIP – Investor Freedom 2005 Investor Class	VIP – Freedom 2010 Initial Class	VIP – Investor Freedom 2010 Investor Class	VIP – Freedom 2015 Initial Class	VIP – Investor Freedom 2015 Investor Class

Income:
Dividends	$19	$52	$20	$117	$24	$208

Expenses:
Retirement Reserves:
Mortality and expense risk charges	7	—	7	—	8	—
Administrative and other charges	0	—	0	—	1	—

Total expenses	7	—	7	—	9	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	4	—	10	—	14
Administrative and other charges	—	1	—	3	—	5

Total expenses	—	5	—	13	—	19

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	7	5	7	13	9	19

Net investment income (loss)	12	47	13	104	15	189

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(3)	(26)	(1)	(11)	(1)	(18)
Realized gain distributions	55	156	55	264	110	606

Net realized gain (loss) on investments	52	130	54	253	109	588
Unrealized appreciation (depreciation)	(191)	(528)	(215)	(1,217)	(313)	(2,427)

Net increase (decrease) in net assets from operations	$(127)	$(351)	$(148)	$(860)	$(189)	$(1,650)

See accompanying notes which are an integral part of the financial statements.

27	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2020 Initial Class	VIP – Investor Freedom 2020 Investor Class	VIP – Freedom 2025 Initial Class	VIP – Investor Freedom 2025 Investor Class	VIP – Freedom 2030 Initial Class	VIP – Investor Freedom 2030 Investor Class

Income:
Dividends	$46	$348	$40	$403	$27	$427

Expenses:
Retirement Reserves:
Mortality and expense risk charges	16	—	15	—	10	—
Administrative and other charges	1	—	1	—	1	—

Total expenses	17	—	16	—	11	—

Income Advantage:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	29	—	35	—	39
Administrative and other charges	—	9	—	10	—	11

Total expenses	—	38	—	45	—	50

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	17	38	16	45	11	50

Net investment income (loss)	29	310	24	358	16	377

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	4	53	16	(510)	6	99
Realized gain distributions	246	1,289	136	1,694	91	1,442

Net realized gain (loss) on investments	250	1,342	152	1,184	97	1,541
Unrealized appreciation (depreciation)	(694)	(4,820)	(590)	(5,645)	(379)	(6,220)

Net increase (decrease) in net assets from operations	$(415)	$(3,168)	$(414)	$(4,103)	$(266)	$(4,302)

See accompanying notes which are an integral part of the financial statements.

28	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I	VIP – Freedom Lifetime Income II	VIP – Freedom Lifetime Income III	VIP – Disciplined Small Cap Initial Class	VIP – Disciplined Small Cap Investor Class	VIP – FundsManager 20% Investor Class

Income:
Dividends	$29	$20	$47	$10	$189	$1,490

Expenses:
Retirement Reserves:
Mortality and expense risk charges	—	—	—	8	—	24
Administrative and other charges	—	—	—	1	—	2

Total expenses	—	—	—	9	—	26

Income Advantage:
Mortality and expense risk charges	—	—	—	1	—	4
Administrative and other charges	—	—	—	—	—	1

Total expenses	—	—	—	1	—	5

Personal Retirement:
Mortality and expense risk charges	—	—	—	—	27	96
Administrative and other charges	—	—	—	—	12	31

Total expenses	—	—	—	—	39	127

Freedom Lifetime Income:
Mortality and expense risk charges	7	5	12	—	—	3
Administrative and other charges	1	1	2	—	—	—

Total expenses	8	6	14	—	—	3

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	8	6	14	10	39	161

Net investment income (loss)	21	14	33	—	150	1,329

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(13)	3	7	(33)	(26)	(403)
Realized gain distributions	56	63	194	257	4,554	4,807

Net realized gain (loss) on investments	43	66	201	224	4,528	4,404
Unrealized appreciation (depreciation)	(245)	(231)	(677)	(532)	(10,049)	(12,936)

Net increase (decrease) in net assets from operations	$(181)	$(151)	$(443)	$(308)	$(5,371)	$(7,203)

See accompanying notes which are an integral part of the financial statements.

29	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 50% Investor Class	VIP – FundsManager 60% Investor Class	VIP – FundsManager 70% Investor Class	VIP – FundsManager 85% Investor Class	VIP – Consumer Staples Initial Class	VIP – Consumer Staples Investor Class

Income:
Dividends	$3,038	$3,225	$2,173	$668	$20	$333

Expenses:
Retirement Reserves:
Mortality and expense risk charges	79	24	34	11	8	—
Administrative and other charges	5	2	2	1	—	—

Total expenses	84	26	36	12	8	—

Income Advantage:
Mortality and expense risk charges	23	6	10	3	1	—
Administrative and other charges	7	2	3	1	—	—

Total expenses	30	8	13	4	1	—

Personal Retirement:
Mortality and expense risk charges	209	171	200	75	—	23
Administrative and other charges	69	56	63	29	—	10

Total expenses	278	227	263	104	—	33

Freedom Lifetime Income:
Mortality and expense risk charges	21	35	7	4	—	—
Administrative and other charges	4	7	1	1	—	—

Total expenses	25	42	8	5	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	573	—	—	—	—
Administrative and other charges	—	154	—	—	—	—

Total expenses	—	727	—	—	—	—

Total expenses	417	1,030	320	125	9	33

Net investment income (loss)	2,621	2,195	1,853	543	11	300

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(1,102)	(1,184)	82	2	2	68
Realized gain distributions	26,820	32,536	24,172	12,134	65	1,141

Net realized gain (loss) on investments	25,718	31,352	24,254	12,136	67	1,209
Unrealized appreciation (depreciation)	(53,716)	(66,816)	(50,461)	(24,475)	(112)	(1,807)

Net increase (decrease) in net assets from operations	$(25,377)	$(33,269)	$(24,354)	$(11,796)	$(34)	$(298)

See accompanying notes which are an integral part of the financial statements.

30	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Materials Initial Class	VIP – Materials Investor Class	VIP – Communication Services Initial Class	VIP – Communication Services Investor Class	VIP – Emerging Markets Initial Class	VIP – Emerging Markets Investor Class

Income:
Dividends	$17	$82	$—	$—	$10	$215

Expenses:
Retirement Reserves:
Mortality and expense risk charges	11	—	10	—	4	—
Administrative and other charges	1	—	1	—	—	—

Total expenses	12	—	11	—	4	—

Income Advantage:
Mortality and expense risk charges	1	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	1	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	—	9	—	8	—	12
Administrative and other charges	—	4	—	4	—	6

Total expenses	—	13	—	12	—	18

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:	—	—	—	—	—	—
Mortality and expense risk charges
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	13	13	11	12	4	18

Net investment income (loss)	4	69	(11)	(12)	6	197

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	8	(64)	60	189	(13)	(175)
Realized gain distributions	41	238	88	466	—	—

Net realized gain (loss) on investments	49	174	148	655	(13)	(175)
Unrealized appreciation (depreciation)	(273)	(1,268)	(889)	(4,734)	(133)	(3,180)

Net increase (decrease) in net assets from operations	$(220)	$(1,025)	$(752)	$(4,091)	$(140)	$(3,158)

See accompanying notes which are an integral part of the financial statements.

31	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIP – Floating Rate High Income Initial Class	VIP – Floating Rate High Income Investor Class	VIP – Bond Index Initial Class	VIP – Total Market Index Initial Class	VIP – Extended Market Index Initial Class	VIP – International Index Initial Class

Income:
Dividends	$100	$1,098	$432	$488	$113	$355

Expenses:
Retirement Reserves:
Mortality and expense risk charges	14	—	7	10	3	4
Administrative and other charges	1	—	1	1	—	—

Total expenses	15	—	8	11	3	4

Income Advantage:
Mortality and expense risk charges	1	—	1	1	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	1	—	1	1	—	—

Personal Retirement:
Mortality and expense risk charges	—	27	25	41	8	14
Administrative and other charges	—	13	11	16	3	7

Total expenses	—	40	36	57	11	21

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	16	10	45	69	14	25

Net investment income (loss)	84	1,058	387	419	99	330

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	27	(48)	(320)	1,153	110	76
Realized gain distributions	—	—	—	53	150	—

Net realized gain (loss) on investments	27	(48)	(320)	1,206	260	76
Unrealized appreciation (depreciation)	(100)	(1,242)	(3,565)	(8,803)	(1,803)	(2,903)

Net increase (decrease) in net assets from operations	$11	$(232)	$(3,498)	$(7,178)	$(1,444)	$(2,497)

See accompanying notes which are an integral part of the financial statements.

32	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	VIF – Emerging Markets Equity Class I	VIF – Emerging Markets Debt Class I	VIF – Global Strategist – Class II	Invesco – V.I. Global Core Equity Series I	Allspring – VT Discovery Class 2	Allspring – VT Opportunity Class 2

Income:
Dividends	$24	$622	$—	$18	$—	$—

Expenses:
Retirement Reserves:
Mortality and expense risk charges	12	7	3	3	23	8
Administrative and other charges	1	—	—	—	2	1

Total expenses	13	7	3	3	25	9

Income Advantage:
Mortality and expense risk charges	1	1	1	1	1	2
Administrative and other charges	—	—	—	—	—	—

Total expenses	1	1	1	1	1	2

Personal Retirement:
Mortality and expense risk charges	4	7	2	5	—	—
Administrative and other charges	2	4	2	2	—	—

Total expenses	6	11	4	7	—	—

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—

Total expenses	20	19	8	11	26	11

Net investment income (loss)	4	603	(8)	7	(26)	(11)

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(85)	(110)	(43)	(15)	(3)	—
Realized gain distributions	572	—	664	341	1,083	245

Net realized gain (loss) on investments	487	(110)	621	326	1,080	245
Unrealized appreciation (depreciation)	(2,240)	(2,390)	(1,420)	(1,713)	(2,857)	(573)

Net increase (decrease) in net assets from operations	$(1,749)	$(1,897)	$(807)	$(1,380)	$(1,803)	$(339)

See accompanying notes which are an integral part of the financial statements.

33	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Operations - continued

For the year ended December 31, 2022

(In thousands)	Subaccounts Investing In:
	Lazard – Retirement Emerging Markets Portfolio - Investor	PVIT – Commodity Real Return Strategy Portfolio - Administrative	PVIT – Low Duration Portfolio - Administrative	PVIT – Real Return Portfolio - Administrative	PVIT – Total Return Portfolio - Administrative	Blackrock – Global Allocation V.I. Fund - Class I	FTVIP – Templeton Global Bond Fund - Class 2	FTVIP – Franklin U.S. Gov’t Securities Fund - Class 2

Income:
Dividends	$218	$2,253	$570	$1,529	$1,029	$—	$—	$156

Expenses:
Retirement Reserves:
Mortality and expense risk charges	7	—	20	9	9	5	1	6
Administrative and other charges	—	—	1	1	1	—	—	—

Total expenses	7	—	21	10	10	5	1	6

Income Advantage:
Mortality and expense risk charges	—	1	—	—	—	—	—	—
Administrative and other charges	—	1	—	—	—	—	—	—

Total expenses	—	2	—	—	—	—	—	—

Personal Retirement:
Mortality and expense risk charges	6	8	38	24	48	39	5	7
Administrative and other charges	3	4	16	10	19	16	3	3

Total expenses	9	12	54	34	67	55	8	10

Freedom Lifetime Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Growth and Guaranteed Income:
Mortality and expense risk charges	—	—	—	—	—	—	—	—
Administrative and other charges	—	—	—	—	—	—	—	—

Total expenses	—	—	—	—	—	—	—	—

Total expenses	16	14	75	44	77	60	9	6

Net investment income (loss)	202	2,239	495	1,485	952	(60)	(9)	140

Realized and unrealized gain (loss) on investments:
Realized gain (loss) on sale of fund shares	(340)	(120)	(262)	(432)	(1,038)	(215)	(323)	(208)
Realized gain distributions	—	—	—	—	(1)	393	—	—

Net realized gain (loss) on investments	(340)	(120)	(262)	(432)	(1,039)	178	(323)	(208)
Unrealized appreciation (depreciation)	(1,079)	(2,201)	(2,418)	(3,929)	(6,521)	(6,127)	23	(681)

Net increase (decrease) in net assets from operations	$(1,217)	$(82)	$(2,185)	$(2,876)	$(6,608)	$(6,009)	$(309)	$(749)

See accompanying notes which are an integral part of the financial statements.

34	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Government Money Market Initial Class		VIP –Government Money Market Investor Class		VIP – High Income Initial Class		VIP – High Income Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$155	$(170)	$2,672	$(255)	$200	$252	$1,412	$1,898
Net realized gain (loss) on investments	—	—	—	—	(508)	(279)	(957)	(87)
Unrealized appreciation (depreciation)	—	—	—	—	(351)	227	(4,505)	(206)

Net increase (decrease) in net assets from operations	155	(170)	2,672	(255)	(659)	200	(4,050)	1,605

Contract Transactions:
Payments received from contract owners	—	—	68,559	104,513	—	—	53	321
Transfers between sub-accounts and the fixed account, net	11,267	(652)	46,798	(98,564)	(23)	(92)	(3,751)	372
Contract benefits	(236)	(240)	(12,801)	(5,685)	(173)	(143)	(32)	(4)
Contract terminations	(6,988)	(1,598)	(41,688)	(23,531)	(484)	(282)	(1,753)	(1,234)
Contract maintenance charges	(5)	(5)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	4	(5)	1	—	18	6	1	(3)

Net increase (decrease) in net assets from contract transactions	4,042	(2,500)	60,869	(23,267)	(663)	(512)	(5,482)	(548)

Total increase (decrease) in net assets	4,197	(2,670)	63,541	(23,522)	(1,322)	(312)	(9,532)	1,057

Net Assets:
Beginning of period	20,037	22,707	153,039	176,561	5,580	5,892	$36,671	35,614

End of period	$24,234	$20,037	$216,580	$153,039	$4,258	$5,580	$27,139	$36,671

(In thousands)	Subaccounts Investing In:
	VIP – Equity-Income Initial Class		VIP – Equity-Income Investor Class		VIP – Growth Initial Class		VIP – Growth Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$440	$497	$951	$921	$(132)	$(661)	$227	$(116)
Net realized gain (loss) on investments	1,416	5,465	2,462	7,464	8,409	19,665	6,024	20,559
Unrealized appreciation (depreciation)	(4,705)	3,801	(6,638)	2,843	(29,629)	(2,900)	(25,104)	(6,199)

Net increase (decrease) in net assets from operations	(2,849)	9,763	(3,225)	11,228	(21,352)	16,104	(18,853)	14,244

Contract Transactions:
Payments received from contract owners	—	—	939	766	—	—	522	978
Transfers between sub-accounts and the fixed account, net	(1,298)	(228)	249	5,153	(3,841)	(812)	(2,149)	630
Contract benefits	(721)	(1,100)	—	(10)	(868)	(1,299)	(10)	—
Contract terminations	(3,228)	(1,221)	(1,713)	(522)	(2,993)	(1,572)	(2,443)	(1,057)
Contract maintenance charges	(5)	(5)	—	—	(9)	(10)	—	—
Other transfers (to) from EFILI, net	(192)	(411)	1	—	(186)	(311)	1	—

Net increase (decrease) in net assets from contract transactions	(5,444)	(2,965)	(524)	5,387	(7,897)	(4,004)	(4,079)	551

Total increase (decrease) in net assets	(8,293)	6,798	(3,749)	16,615	(29,249)	12,100	(22,932)	14,795

Net Assets:
Beginning of period	48,795	41,997	59,322	42,707	86,851	74,751	76,009	61,214

End of period	$40,502	$48,795	$55,573	$59,322	$57,602	$86,851	$53,077	$76,009

See accompanying notes which are an integral part of the financial statements.

35	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)					Subaccounts Investing In:
					VIP – Overseas Initial Class		VIP – Overseas Investor Class

					12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)					$17	$(25)	$166	$77
Net realized gain (loss) on investments					50	753	389	2,865
Unrealized appreciation (depreciation)					(2,456)	826	(6,956)	1,186

Net increase (decrease) in net assets from operations					(2,389)	1,554	(6,401)	4,128

Contract Transactions:
Payments received from contract owners					—	—	163	262
Transfers between sub-accounts and the fixed account, net					(442)	(10)	(1,250)	1,761
Contract benefits					(98)	(85)	(39)	(19)
Contract terminations					(293)	(142)	(280)	(387)
Contract maintenance charges					(1)	(2)	—	—
Other transfers (to) from EFILI, net					3	(14)	(1)	1

Net increase (decrease) in net assets from contract transactions					(831)	(253)	(1,407)	1,618

Total increase (decrease) in net assets					(3,220)	1,301	(7,808)	5,746

Net Assets:
Beginning of period					9,809	8,508	26,348	20,602

End of period					$6,589	$9,809	$18,540	$26,348

(In thousands)	Subaccounts Investing In:
	VIP – Investment Grade Bond Initial Class		VIP – Investment Grade Bond Investor Class		VIP – Asset Manager Initial Class		VIP – Asset Manager Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$169	$197	$1,328	$1,466	$278	$204	$448	$392
Net realized gain (loss) on investments	463	504	2,677	3,124	1,457	376	1,684	801
Unrealized appreciation (depreciation)	(2,603)	(964)	(13,889)	(5,423)	(5,756)	1,744	(6,411)	1,497

Net increase (decrease) in net assets from operations	(1,971)	(263)	(9,884)	(833)	(4,021)	2,324	(4,279)	2,690

Contract Transactions:
Payments received from contract owners	—	—	678	1,001	—	—	163	175
Transfers between sub-accounts and the fixed account, net	(1,146)	(342)	(7,381)	(11,100)	204	(1,091)	(690)	(853)
Contract benefits	(459)	(663)	(31)	—	(497)	(415)	—	—
Contract terminations	(753)	(1,119)	(2,222)	(3,863)	(1,308)	(1,049)	(1,373)	(1,418)
Contract maintenance charges	(2)	(2)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	18	(59)	3	(1)	(15)	(94)	1	1

Net increase (decrease) in net assets from contract transactions	(2,342)	(2,185)	(8,953)	(13,963)	(1,618)	(2,651)	(1,899)	(2,095)

Total increase (decrease) in net assets	(4,313)	(2,448)	(18,837)	(14,796)	(5,639)	(327)	(6,178)	595
Net Assets:
Beginning of period	15,822	18,270	78,013	92,809	26,545	26,872	28,968	28,373

End of period	$11,509	$15,822	$59,176	$78,013	$20,906	$26,545	$22,790	$28,968

See accompanying notes which are an integral part of the financial statements.

36	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)			Subaccounts Investing In:
			VIP – Index 500 Initial Class		VIP – Asset Manager Growth Initial Class		VIP – Asset Manager Growth Investor Class

			12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)			$4,388	$3,594	$66	$51	$174	$145
Net realized gain (loss) on investments			13,751	32,113	657	267	775	572
Unrealized appreciation (depreciation)			(94,659)	54,524	(2,198)	727	(3,146)	768

Net increase (decrease) in net assets from operations			(76,520)	90,231	(1,475)	1,045	(2,197)	1,485

Contract Transactions:
Payments received from contract owners			4,168	4,497	—	—	121	66
Transfers between sub-accounts and the fixed account, net			11,980	13,166	(235)	(26)	(222)	382
Contract benefits			(2,199)	(1,210)	(197)	(82)	—	—
Contract terminations			(5,672)	(16,989)	(521)	(237)	(5)	(247)
Contract maintenance charges			(9)	(10)	(1)	(1)	—	—
Other transfers (to) from EFILI, net			(70)	(730)	(44)	(60)	1	(2)

Net increase (decrease) in net assets from contract transactions			8,198	(1,276)	(998)	(406)	(105)	199

Total increase (decrease) in net assets			(68,322)	88,955	(2,473)	639	(2,302)	1,684

Net Assets:
Beginning of period			410,684	321,729	8,783	8,144	12,641	10,957

End of period			$342,362	$410,684	$6,310	$8,783	$10,339	$12,641

(In thousands)	Subaccounts Investing In:
	VIP – Contrafund Initial Class		VIP – Contrafund Investor Class		VIP – Balanced Initial Class		VIP – Balanced Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(409)	$(1,149)	$504	$(263)	$66	$17	$2,310	$1,447
Net realized gain (loss) on investments	9,516	23,715	12,922	37,836	1,391	1,924	22,740	32,760
Unrealized appreciation (depreciation)	(53,450)	13,601	(76,932)	14,981	(4,752)	857	(86,950)	15,565

Net increase (decrease) in net assets from operations	(44,343)	36,167	(63,506)	52,554	(3,295)	2,798	(61,900)	49,772

Contract Transactions:
Payments received from contract owners	—	—	1,080	3,063	—	—	4,620	6,920
Transfers between sub-accounts and the fixed account, net	(2,837)	(1,840)	(7,384)	55	(616)	(50)	(1,706)	12,753
Contract benefits	(2,260)	(2,400)	(138)	(42)	(323)	(638)	(68)	—
Contract terminations	(4,695)	(3,609)	(3,233)	(6,524)	(485)	(182)	(11,387)	(9,910)
Contract maintenance charges	(19)	(22)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(298)	10	2	1	31	(119)	(6)	(1)

Net increase (decrease) in net assets from contract transactions	(10,109)	(7,861)	(9,673)	(3,447)	(1,395)	(991)	(8,547)	9,762

Total increase (decrease) in net assets	(54,452)	28,306	(73,179)	49,107	(4,690)	1,807	(70,447)	59,534

Net Assets:
Beginning of period	167,541	139,235	242,968	193,861	18,230	16,423	336,919	277,385

End of period	$113,089	$167,541	$169,789	$242,968	$13,540	$18,230	$266,472	$336,919

See accompanying notes which are an integral part of the financial statements.

37	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Dynamic Capital Appreciation Initial Class		VIP – Dynamic Capital Appreciation Investor Class		VIP – Growth & Income Initial Class		VIP – Growth & Income Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(10)	$(8)	$7	$26	$133	$280	$504	$663
Net realized gain (loss) on investments	243	309	2,125	2,018	1,427	1,415	1,536	2,171
Unrealized appreciation (depreciation)	(698)	148	(5,437)	1,185	(2,882)	2,179	(3,997)	3,576

Net increase (decrease) in net assets from operations	(465)	449	(3,305)	3,229	(1,322)	3,874	(1,957)	6,410

Contract Transactions:
Payments received from contract owners	—	—	78	72	—	—	212	306
Transfers between sub-accounts and the fixed account, net	15	(118)	(2,095)	(148)	(57)	(89)	3,935	1,403
Contract benefits	(9)	(12)	—	—	(442)	(392)	—	—
Contract terminations	(110)	(64)	(609)	(79)	(817)	(480)	(984)	(512)
Contract maintenance charges	—	(1)	—	—	(2)	(2)	—	—
Other transfers (to) from EFILI, net	(11)	2	1	(1)	(44)	32	6	(1)

Net increase (decrease) in net assets from contract transactions	(115)	(193)	(2,625)	(156)	(1,362)	(931)	3,169	1,196

Total increase (decrease) in net assets	(580)	256	(5,930)	3,073	(2,684)	2,943	1,212	7,606

Net Assets:
Beginning of period	2,158	1,902	16,776	13,703	18,746	15,803	32,883	25,277

End of period	$1,578	$2,158	$10,846	$16,776	$16,062	$18,746	$34,095	$32,883

(In thousands)	Subaccounts Investing In:
	VIP – Growth Opportunities Initial Class		VIP – Growth Opportunities Investor Class		VIP – Mid Cap Initial Class		VIP – Mid Cap Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(149)	$(246)	$(112)	$(177)	$(84)	$(60)	$160	$224
Net realized gain (loss) on investments	5,448	5,760	16,654	25,015	1,760	5,046	3,757	11,281
Unrealized appreciation (depreciation)	(15,612)	(2,521)	(52,880)	(14,354)	(6,329)	1,155	(13,326)	1,324

Net increase (decrease) in net assets from operations	(10,313)	2,993	(36,338)	10,484	(4,653)	6,141	(9,409)	12,829

Contract Transactions:
Payments received from contract owners	—	—	608	3,718	—	—	139	722
Transfers between sub-accounts and the fixed account, net	(3,516)	69	(13,313)	(4,268)	(330)	64	1,314	306
Contract benefits	(704)	(981)	(34)	(79)	(401)	(419)	(57)	(18)
Contract terminations	(1,034)	(770)	(1,527)	(2,536)	(763)	(527)	(1,294)	(960)
Contract maintenance charges	(2)	(2)	—	—	(5)	(5)	—	—
Other transfers (to) from EFILI, net	23	173	1	1	32	(223)	(1)	1

Net increase (decrease) in net assets from contract transactions	(5,233)	(1,511)	(14,265)	(3,164)	(1,467)	(1,110)	101	51

Total increase (decrease) in net assets	(15,546)	1,482	(50,603)	7,320	(6,120)	5,031	(9,308)	12,880

Net Assets:
Beginning of period	29,335	27,853	104,067	96,747	30,493	25,462	63,540	50,660

End of period	$13,789	$29,335	$53,464	$104,067	$24,373	$30,493	$54,232	$63,540

See accompanying notes which are an integral part of the financial statements.

38	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Value Strategies Initial Class		VIP – Value Strategies Investor Class		VIP – Utilities Initial Class		VIP – Utilities Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$10	$42	$167	$275	$62	$19	$220	$211
Net realized gain (loss) on investments	256	1,013	1,074	4,058	151	39	1,036	393
Unrealized appreciation (depreciation)	(757)	198	(2,888)	696	(59)	218	(783)	1,524

Net increase (decrease) in net assets from operations	(491)	1,253	(1,647)	5,029	154	276	473	2,128

Contract Transactions:
Payments received from contract owners	—	—	201	406	—	—	198	35
Transfers between sub-accounts and the fixed account, net	(593)	1,335	(2,329)	5,572	5,326	(197)	3,469	(844)
Contract benefits	(48)	(64)	—	—	(189)	(15)	(5)	(2)
Contract terminations	(228)	(85)	(545)	(369)	(41)	(42)	(478)	(169)
Contract maintenance charges	(1)	(1)	—	—	(1)	—	—	—
Other transfers (to) from EFILI, net	4	13	—	(1)	99	(2)	(2)	(1)

Net increase (decrease) in net assets from contract transactions	(866)	1,198	(2,673)	5,608	5,194	(256)	3,182	(981)

Total increase (decrease) in net assets	(1,357)	2,451	(4,320)	10,637	5,348	20	3,655	1,147

Net Assets:
Beginning of period	6,148	3,697	22,829	12,192	1,949	1,929	14,028	12,881

End of period	$4,791	$6,148	$18,509	$22,829	$7,297	$1,949	$17,683	$14,028

(In thousands)	Subaccounts Investing In:
	VIP – Technology Initial Class		VIP – Technology Investor Class		VIP – Energy Initial Class		VIP – Energy Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(202)	$(287)	$(152)	$(184)	$109	$39	$586	$249
Net realized gain (loss) on investments	6,129	8,502	16,085	25,539	476	69	5,075	615
Unrealized appreciation (depreciation)	(18,925)	55	(64,453)	3,106	1,121	552	3,282	1,771

Net increase (decrease) in net assets from operations	(12,998)	8,270	(48,520)	28,461	1,706	660	8,943	2,635

Contract Transactions:
Payments received from contract owners	—	—	737	1,505	—	—	166	147
Transfers between sub-accounts and the fixed account, net	(7,556)	(2,226)	(5,880)	(2,854)	3,527	630	6,420	7,360
Contract benefits	(342)	(1,024)	(22)	(13)	(111)	(20)	—	(2)
Contract terminations	(674)	(512)	(2,704)	(1,091)	(136)	(79)	(507)	(109)
Contract maintenance charges	(4)	(5)	—	—	(1)	—	—	—
Other transfers (to) from EFILI, net	(26)	260	1	(1)	—	1	2	(1)

Net increase (decrease) in net assets from contract transactions	(8,602)	(3,507)	(7,868)	(2,454)	3,279	532	6,081	7,395

Total increase (decrease) in net assets	(21,600)	4,763	(56,388)	26,007	4,985	1,192	15,024	10,030

Net Assets:
Beginning of period	40,419	35,656	136,899	110,892	2,384	1,192	14,012	3,982

End of period	$18,819	$40,419	$80,511	$136,899	$7,369	$2,384	$29,036	$14,012

See accompanying notes which are an integral part of the financial statements.

39	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Health Care Initial Class		VIP – Health Care Investor Class		VIP – Financial Services Initial Class		VIP – Financial Services Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(108)	$(120)	$(106)	$(74)	$9	$24	$327	$350
Net realized gain (loss) on investments	1,061	1,828	5,255	9,286	(306)	179	1,212	1,616
Unrealized appreciation (depreciation)	(3,226)	(69)	(15,014)	(1,160)	(259)	217	(3,730)	2,671

Net increase (decrease) in net assets from operations	(2,273)	1,639	(9,865)	8,052	(556)	420	(2,191)	4,637

Contract Transactions:
Payments received from contract owners	—	—	644	1,383	—	—	412	149
Transfers between sub-accounts and the fixed account, net	(1,006)	(258)	(1,823)	(1,540)	72	149	(5,603)	7,403
Contract benefits	(163)	(242)	—	(10)	(46)	(22)	—	—
Contract terminations	(441)	(558)	(2,492)	(1,104)	(249)	(29)	(541)	(184)
Contract maintenance charges	(2)	(2)	—	—	—	—	—	—
Other transfers (to) from EFILI, net	19	47	—	2	(11)	4	—	(1)

Net increase (decrease) in net assets from contract transactions	(1,593)	(1,013)	(3,671)	(1,269)	(234)	102	(5,732)	7,367

Total increase (decrease) in net assets	(3,866)	626	(13,536)	6,783	(790)	522	(7,923)	12,004

Net Assets:
Beginning of period	16,599	15,973	77,197	70,414	1,826	1,304	24,906	12,902

End of period	$12,733	$16,599	$63,661	$77,197	$1,036	$1,826	$16,983	$24,906

(In thousands)	Subaccounts Investing In:
	VIP – Industrials Initial Class		VIP – Industrials Investor Class		VIP – Consumer Discretionary Initial Class		VIP – Consumer Discretionary Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(11)	$(17)	$(4)	$(25)	$(15)	$(25)	$(31)	$(41)
Net realized gain (loss) on investments	248	320	1,989	2,522	342	365	3,106	3,012
Unrealized appreciation (depreciation)	(468)	(5)	(3,791)	(79)	(1,347)	158	(12,202)	1,387

Net increase (decrease) in net assets from operations	(231)	298	(1,806)	2,418	(1,020)	498	(9,127)	4,358

Contract Transactions:
Payments received from contract owners	—	—	206	552	—	—	149	1,148
Transfers between sub-accounts and the fixed account, net	(37)	(206)	114	145	(729)	132	(2,464)	661
Contract benefits	(6)	(6)	—	—	(24)	(50)	—	(16)
Contract terminations	(16)	(53)	(539)	(155)	(6)	(18)	(812)	(152)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(1)	—	2	—	(67)	26	—	2

Net increase (decrease) in net assets from contract transactions	(60)	(265)	(217)	542	(826)	90	(3,127)	1,643

Total increase (decrease) in net assets	(291)	33	(2,023)	2,960	(1,846)	588	(12,254)	6,001

Net Assets:
Beginning of period	2,099	2,066	17,242	14,282	3,171	2,583	28,276	22,275

End of period	$1,808	$2,099	$15,219	$17,242	$1,325	$3,171	$16,022	$28,276

See accompanying notes which are an integral part of the financial statements.

40	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Real Estate Initial Class		VIP – Real Estate Investor Class		VIP – Strategic Income Initial Class		VIP – Strategic Income Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$15	$10	$191	$196	$113	$94	$1,946	$1,613
Net realized gain (loss) on investments	44	26	506	505	(58)	96	(426)	1,266
Unrealized appreciation (depreciation)	(1,078)	902	(7,186)	5,258	(655)	(39)	(8,976)	(581)

Net increase (decrease) in net assets from operations	(1,019)	938	(6,489)	5,959	(600)	151	(7,456)	2,298

Contract Transactions:
Payments received from contract owners	—	—	335	138	—	—	1,136	1,126
Transfers between sub-accounts and the fixed account, net	208	329	(2,476)	4,283	(339)	(85)	(4,841)	899
Contract benefits	(67)	(25)	(1)	(2)	(119)	(93)	(65)	(38)
Contract terminations	(107)	(158)	(308)	(138)	(284)	(53)	(2,565)	(2,241)
Contract maintenance charges	(1)	(1)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(7)	4	2	—	(4)	4	(1)	—

Net increase (decrease) in net assets from contract transactions	26	149	(2,448)	4,281	(747)	(228)	(6,336)	(254)

Total increase (decrease) in net assets	(993)	1,087	(8,937)	10,240	(1,347)	(77)	(13,792)	2,044

Net Assets:
Beginning of period	3,557	2,470	24,214	13,974	5,266	5,343	67,303	65,259

End of period	$2,564	$3,557	$15,277	$24,214	$3,919	$5,266	$53,511	$67,303

(In thousands)					Subaccounts Investing In:
					VIP – International Capital Appreciation Initial Class		VIP – International Capital Appreciation Investor Class

					12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)					$(11)	$(21)	$12	$(59)
Net realized gain (loss) on investments					199	302	2,641	4,788
Unrealized appreciation (depreciation)					(915)	(3)	(13,578)	(444)

Net increase (decrease) in net assets from operations					(727)	278	(10,925)	4,285

Contract Transactions:
Payments received from contract owners					—	—	143	376
Transfers between sub-accounts and the fixed account, net					(15)	(91)	(1,808)	868
Contract benefits					(78)	(63)	(1)	(33)
Contract terminations					(140)	(71)	(442)	(1,134)
Contract maintenance charges					—	—	—	—
Other transfers (to) from EFILI, net					5	6	(2)	1

Net increase (decrease) in net assets from contract transactions					(228)	(219)	(2,110)	78

Total increase (decrease) in net assets					(955)	59	(13,035)	4,363

Net Assets:
Beginning of period					2,742	2,683	40,668	36,305

End of period					$1,787	$2,742	$27,633	$40,668

See accompanying notes which are an integral part of the financial statements.

41	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:

	VIP – Value Initial Class		VIP – Value Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$13	$19	$306	$323
Net realized gain (loss) on investments	153	437	1,655	3,542
Unrealized appreciation (depreciation)	(340)	79	(3,336)	1,159

Net increase (decrease) in net assets from operations	(174)	535	(1,375)	5,024

Contract Transactions:
Payments received from contract owners	—	—	390	1,097
Transfers between sub-accounts and the fixed account, net	696	171	5,061	2,741
Contract benefits	(67)	(47)	—	(30)
Contract terminations	(171)	(165)	(340)	(368)
Contract maintenance charges	(1)	(1)	—	—
Other transfers (to) from EFILI, net	12	7	(6)	—

Net increase (decrease) in net assets from contract transactions	469	(35)	5,105	3,440

Total increase (decrease) in net assets	295	500	3,730	8,464

Net Assets
Beginning of period	2,429	1,929	24,153	15,689

End of period	$2,724	$2,429	$27,883	$24,153

(In thousands)	Subaccounts Investing In:

	VIP – Freedom Income Initial Class		VIP – Investor Freedom Income Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$14	$3	$79	$44
Net realized gain (loss) on investments	34	24	(5)	292
Unrealized appreciation (depreciation)	(179)	(1)	(673)	(201)

Net increase (decrease) in net assets from operations	(131)	26	(599)	135

Contract Transactions:
Payments received from contract owners	—	—	275	81
Transfers between sub-accounts and the fixed account, net	(27)	123	(727)	199
Contract benefits	—	—	—	—
Contract terminations	(30)	(20)	(1,158)	(109)
Contract maintenance charges	—	—	—	—
Other transfers (to) from EFILI, net	(2)	—	(1)	(2)

Net increase (decrease) in net assets from contract transactions	(59)	103	(1,611)	169

Total increase (decrease) in net assets	(190)	129	(2,210)	304

Net Assets:
Beginning of period	1,052	923	5,317	5,013

End of period	$862	$1,052	$3,107	$5,317

See accompanying notes which are an integral part of the financial statements.

42	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2005 Initial Class		VIP – Investor Freedom 2005 Investor Class		VIP – Freedom 2010 Initial Class		VIP – Investor Freedom 2010 Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$12	$3	$47	$22	$13	$2	$104	$49
Net realized gain (loss) on investments	52	29	130	215	54	65	253	226
Unrealized appreciation (depreciation)	(191)	(1)	(528)	(55)	(215)	(11)	(1,217)	43

Net increase (decrease) in net assets from operations	(127)	31	(351)	182	(148)	56	(860)	318

Contract Transactions:
Payments received from contract owners	—	—	—	4	—	—	12	10
Transfers between sub-accounts and the fixed account, net	(91)	(3)	(8)	166	(19)	3	(216)	433
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(7)	(17)	(292)	(106)	(11)	(168)	(207)	(38)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	(1)	1	—	(1)	—	—

Net increase (decrease) in net assets from contract transactions	(98)	(20)	(301)	65	(30)	(166)	(411)	405

Total increase (decrease) in net assets	(225)	11	(652)	247	(178)	(110)	(1,271)	723

Net Assets:
Beginning of period	988	977	2,779	2,532	1,044	1,154	6,273	5,550

End of period	$763	$988	$2,127	$2,779	$866	$1,044	$5,002	$6,273

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2015 Initial Class		VIP – Investor Freedom 2015 Investor Class		VIP –Freedom 2020 Initial Class		VIP –Investor Freedom 2020 Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$15	$4	$189	$82	$29	$9	$310	$171
Net realized gain (loss) on investments	109	69	588	1,180	250	218	1,342	2,519
Unrealized appreciation (depreciation)	(313)	13	(2,427)	(502)	(694)	(14)	(4,820)	(642)

Net increase (decrease) in net assets from operations	(189)	86	(1,650)	760	(415)	213	(3,168)	2,048

Contract Transactions:
Payments received from contract owners	—	—	26	201	—	—	239	325
Transfers between sub-accounts and the fixed account, net	(27)	10	1,465	(316)	(437)	236	(1,906)	(3,409)
Contract benefits	—	—	—	(160)	—	—	—	—
Contract terminations	(26)	(108)	(107)	(177)	(8)	(263)	(707)	(1,042)
Contract maintenance charges	—	(1)	—	—	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(1)	(1)	—	—	(1)	—	(1)	—

Net increase (decrease) in net assets from contract transactions	(54)	(100)	1,384	(452)	(447)	(28)	(2,375)	(4,126)

Total increase (decrease) in net assets	(243)	(14)	(266)	308	(862)	185	(5,543)	(2,078)

Net Assets:
Beginning of period	1,267	1,281	9,637	9,329	2,791	2,606	21,149	23,227

End of period	$1,024	$1,267	$9,371	$9,637	$1,929	$2,791	$15,606	$21,149

See accompanying notes which are an integral part of the financial statements.

43	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Freedom 2025 Initial Class		VIP – Investor Freedom 2025 Investor Class		VIP – Freedom 2030 Initial Class		VIP – Investor Freedom 2030 Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$24	$7	$358	$232	$16	$5	$377	$194
Net realized gain (loss) on investments	152	170	1,184	2,308	97	75	1,541	1,462
Unrealized appreciation (depreciation)	(590)	50	(5,645)	(321)	(379)	71	(6,220)	853

Net increase (decrease) in net assets from operations	(414)	227	(4,103)	2,219	(266)	151	(4,302)	2,509

Contract Transactions:
Payments received from contract owners	—	—	452	1,086	—	—	1,044	800
Transfers between sub-accounts and the fixed account, net	44	8	(5,953)	4,414	43	122	1,126	858
Contract benefits	—	—	—	—	—	—	—	—
Contract terminations	(295)	(6)	(519)	(2,166)	(8)	(11)	(760)	(97)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	3	(1)	1	3	1	(2)	(1)	—

Net increase (decrease) in net assets from contract transactions	(248)	1	(6,019)	3,337	36	109	1,409	1,561

Total increase (decrease) in net assets	(662)	228	(10,122)	5,556	(230)	260	(2,893)	4,070

Net Assets:
Beginning of period	2,413	2,185	27,168	21,612	1,564	1,304	24,250	20,180

End of period	$1,751	$2,413	$17,046	$27,168	$1,334	$1,564	$21,357	$24,250

(In thousands)	Subaccounts Investing In:
	VIP – Freedom Lifetime Income I		VIP – Freedom Lifetime Income II		VIP – Freedom Lifetime Income III		VIP – Disciplined Small Cap Initial Class		VIP – Disciplined Small Cap Investor Class

	12/31/21	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$21	$7	$14	$4	$33	$13	$—	$(7)	$150	$46
Net realized gain (loss) on investments	43	59	66	61	201	158	224	163	4,528	2,616
Unrealized appreciation (depreciation)	(245)	(24)	(231)	(6)	(677)	65	(532)	114	(10,049)	2,195

Net increase (decrease) in net assets from operations	(181)	42	(151)	59	(443)	236	(308)	270	(5,371)	4,857

Contract Transactions:
Payments received from contract owners	—	—	—	—	—	—	—	—	66	806
Transfers between sub-accounts and the fixed account, net	—	—	—	—	—	—	(141)	154	(369)	1,030
Contract benefits	(138)	(142)	(88)	(97)	(150)	(171)	(12)	(26)	—	(11)
Contract terminations	—	—	—	—	—	—	(115)	(121)	(357)	(392)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	(73)	17	20	22	15	17	(1)	(5)	2	(4)

Net increase (decrease) in net assets from contract transactions	(211)	(125)	(68)	(75)	(135)	(154)	(269)	2	(658)	1,429

Total increase (decrease) in net assets	(392)	(83)	(219)	(16)	(578)	82	(577)	272	(6,029)	6,286

Net Assets:
Beginning of period	1,524	1,607	1,088	1,104	2,729	2,647	1,626	1,354	29,070	22,784

End of period	$1,132	$1,524	$869	$1,088	$2,151	$2,729	$1,049	$1,626	$23,041	$29,070

See accompanying notes which are an integral part of the financial statements.

44	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 20% Investor Class		VIP – FundsManager 50% Investor Class		VIP – FundsManager 60% Investor Class		VIP – FundsManager 70% Investor Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$1,329	$583	$2,621	$1,511	$2,195	$1,095	$1,853	$1,129
Net realized gain (loss) on investments	4,404	904	25,718	6,091	31,352	7,021	24,254	5,418
Unrealized appreciation (depreciation)	(12,936)	945	(53,716)	8,153	(66,816)	13,964	(50,461)	11,551

Net increase (decrease) in net assets from operations	(7,203)	2,432	(25,377)	15,755	(33,269)	22,080	(24,354)	18,098

Contract Transactions:
Payments received from contract owners	1,097	1,757	1,700	3,477	728	2,630	2,000	3,663
Transfers between sub-accounts and the fixed account, net	(2,234)	8,803	(8,678)	8,972	(3,188)	11,832	1,516	9,398
Contract benefits	(104)	(234)	(771)	(785)	(1,263)	(767)	(308)	(349)
Contract terminations	(6,272)	(3,822)	(5,631)	(5,204)	(11,002)	(8,442)	(2,243)	(2,046)
Contract maintenance charges	(1)	(1)	(2)	(3)	(1)	(1)	—	—
Other transfers (to) from EFILI, net	(16)	(33)	(77)	(2)	71	22	2	85

Net increase (decrease) in net assets from contract transactions	(7,530)	6,470	(13,459)	6,455	(14,655)	5,274	967	10,751

Total increase (decrease) in net assets	(14,733)	8,902	(38,836)	22,210	(47,924)	27,354	(23,387)	28,849

Net Assets:
Beginning of period	75,816	66,914	180,611	158,401	214,965	187,611	151,819	122,970

End of period	$61,083	$75,816	$141,775	$180,611	$167,041	$214,965	$128,432	$151,819

(In thousands)	Subaccounts Investing In:
	VIP – FundsManager 85% Investor Class		VIP – Consumer Staples Initial Class		VIP – Consumer Staples Investor Class		VIP – Materials Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$543	$490	$11	$11	$300	$298	$4	$—
Net realized gain (loss) on investments	12,136	4,182	67	74	1,209	1,351	49	69
Unrealized appreciation (depreciation)	(24,475)	5,725	(112)	46	(1,807)	684	(273)	195

Net increase (decrease) in net assets from operations	(11,796)	10,397	(34)	131	(298)	2,333	(220)	264

Contract Transactions:
Payments received from contract owners	1,948	1,847	—	—	215	53	—	—
Transfers between sub-accounts and the fixed account, net	1,128	(2,207)	419	(208)	2,056	(1,706)	451	546
Contract benefits	(136)	(154)	(11)	(27)	(1)	—	(7)	(32)
Contract terminations	(1,006)	(2,226)	(92)	(6)	(285)	(195)	(84)	(30)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	16	17	(66)	8	—	—	—	4

Net increase (decrease) in net assets from contract transactions	1,950	(2,723)	250	(233)	1,985	(1,848)	360	488

Total increase (decrease) in net assets	(9,846)	7,674	216	(102)	1,687	485	140	752

Net Assets:
Beginning of period	67,739	60,065	1,040	1,142	18,702	18,217	1,355	603

End of period	$57,893	$67,739	$1,256	$1,040	$20,389	$18,702	$1,495	$1,355

See accompanying notes which are an integral part of the financial statements.

45	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Materials Investor Class		VIP – Communication Services Initial Class		VIP – Communication Services Investor Class		VIP – Emerging Markets Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$69	$31	$(11)	$(17)	$(12)	$(19)	$6	$10
Net realized gain (loss) on investments	174	873	148	224	655	1,774	(13)	170
Unrealized appreciation (depreciation)	(1,268)	771	(889)	8	(4,734)	(265)	(133)	(248)

Net increase (decrease) in net assets from operations	(1,025)	1,675	(752)	215	(4,091)	1,490	(140)	(68)

Contract Transactions:
Payments received from contract owners	73	231	—	—	50	145	—	—
Transfers between sub-accounts and the fixed account, net	1,466	1,801	(296)	574	(1,305)	686	(2)	126
Contract benefits	—	—	(3)	(5)	—	—	(10)	(3)
Contract terminations	(141)	(141)	(95)	(36)	(285)	(48)	(1)	(123)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	(1)	(7)	(1)	(1)	(2)	(1)

Net increase (decrease) in net assets from contract transactions	1,398	1,891	(395)	526	(1,541)	782	(15)	(1)

Total increase (decrease) in net assets	373	3,566	(1,147)	741	(5,632)	2,272	(155)	(69)

Net Assets:
Beginning of period	7,352	3,786	2,196	1,455	11,694	9,422	702	771

End of period	$7,725	$7,352	$1,049	$2,196	$6,062	$11,694	$547	$702

(In thousands)	Subaccounts Investing In:
	VIP – Emerging Markets Investor Class		VIP – Floating Rate High Income Initial Class		VIP – Floating Rate High Income Investor Class		VIP – Bond Index Initial Class		VIP – Total Market Index Initial Class

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$197	$315	$84	$20	$1,058	$561	$387	$208	$419	$264
Net realized gain (loss) on investments	(175)	3,673	27	4	(48)	47	(320)	141	1,206	2,390
Unrealized appreciation (depreciation)	(3,180)	(4,488)	(100)	17	(1,242)	294	(3,565)	(1,041)	(8,803)	2,872

Net increase (decrease) in net assets from operations	(3,158)	(500)	11	41	(232)	902	(3,498)	692	(7,178)	5,526

Contract Transactions:
Payments received from contract owners	178	1,222	—	—	551	939	340	1,394	631	600
Transfers between sub-accounts and the fixed account, net	573	(4,705)	1,325	260	974	7,952	2,034	(3,401)	6,536	15,111
Contract benefits	(1)	—	(78)	(27)	—	(26)	(14)	(36)	(12)	(37)
Contract terminations	(242)	(199)	—	—	(1,448)	(572)	(613)	(228)	(654)	(2,867)
Contract maintenance charges	—	—	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	—	—	32	9	(1)	(1)	7	(8)	5	6

Net increase (decrease) in net assets from contract transactions	508	(3,681)	1,279	242	76	8,292	1,754	(2,263)	6,506	12,813

Total increase (decrease) in net assets	(2,650)	(4,181)	1,290	283	(156)	9,194	(1,744)	(2,955)	(672)	18,339

Net Assets:
Beginning of period	15,195	19,376	1,153	870	25,709	16,515	26,880	26,880	34,042	15,703

End of period	$12,545	$15,195	$2,443	$1,153	$25,553	$25,709	$25,136	$26,880	$33,370	$34,042

See accompanying notes which are an integral part of the financial statements.

46	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	VIP – Extended Market Index Initial Class		VIP – International Index Initial Class		VIF – Emerging Markets Equity Class I		VIF – Emerging Markets Debt Class I

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$99	$71	$330	$363	$4	$38	$603	$511
Net realized gain (loss) on investments	260	1,493	76	647	487	53	(110)	(77)
Unrealized appreciation (depreciation)	(1,803)	(348)	(2,903)	(137)	(2,240)	123	(2,390)	(676)

Net increase (decrease) in net assets from operations	(1,444)	1,216	(2,497)	873	(1,749)	214	(1,897)	(242)

Contract Transactions:
Payments received from contract owners	156	117	230	716	9	190	214	224
Transfers between sub-accounts and the fixed account, net	2,015	1,039	2,518	2,111	527	(914)	(832)	(31)
Contract benefits	(2)	(5)	(5)	(23)	(25)	(73)	(9)	(27)
Contract terminations	(111)	(220)	(59)	(120)	(137)	(97)	(236)	(198)
Contract maintenance charges	—	—	—	—	—	—	—	—
Other transfers (to) from EFILI, net	1	—	1	2	4	(8)	—	2
Net increase (decrease) in net assets from contract transactions	2,059	931	2,685	2,686	378	(902)	(863)	(30)

Total increase (decrease) in net assets	615	2,147	188	3,559	(1,371)	(688)	(2,760)	(272)

Net Assets:
Beginning of period	7,252	5,105	15,364	11,805	6,786	7,474	10,422	10,694

End of period	$7,867	$7,252	$15,552	$15,364	$5,415	$6,786	$7,662	$10,422

(In thousands)	Subaccounts Investing In:
	VIF – Global Strategist – Class II		Invesco – V.I. Global Core Equity Series I		Allspring – VT Discovery Class 2

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(8)	$78	$7	$47	$(26)	$(44)
Net realized gain (loss) on investments	621	158	326	1,179	1,080	564
Unrealized appreciation (depreciation)	(1,420)	147	(1,713)	(363)	(2,857)	(832)

Net increase (decrease) in net assets from operations	(807)	383	(1,380)	863	(1,803)	(312)

Contract Transactions:
Payments received from contract owners	50	11	1	3	—	—
Transfers between sub-accounts and the fixed account, net	(177)	(386)	147	(84)	(114)	(43)
Contract benefits	(15)	(20)	(14)	(19)	(39)	(303)
Contract terminations	(248)	(58)	(177)	(70)	(66)	(24)
Contract maintenance charges	—	—	—	—	(2)	(2)
Other transfers (to) from EFILI, net	3	(16)	5	(6)	(6)	(138)

Net increase (decrease) in net assets from contract transactions	(387)	(469)	(38)	(176)	(227)	(510)

Total increase (decrease) in net asset	(1,194)	(86)	(1,418)	687	(2,030)	(822)

Net Assets:
Beginning of period	4,672	4,758	6,137	5,450	4,777	5,599

End of period	$3,478	$4,672	$4,719	$6,137	$2,747	$4,777

See accompanying notes which are an integral part of the financial statements.

47	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	Allspring – VT Opportunity Class 2		Lazard – Retirement Emerging Markets Portfolio - Investor

	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(11)	$(11)	$202	$146
Net realized gain (loss) on investments	245	92	(340)	12
Unrealized appreciation (depreciation)	(573)	233	(1,079)	255

Net increase (decrease) in net assets from operations	(339)	314	(1,217)	413

Contract Transactions:
Payments received from contract owners	—	—	6	13
Transfers between sub-accounts and the fixed account, net	(26)	—	(1,243)	(92)
Contract benefits	(26)	(32)	(23)	(6)
Contract terminations	(46)	(65)	(68)	(108)
Contract maintenance charges	—	(1)	—	—
Other transfers (to) from EFILI, net	7	14	—	—

Net increase (decrease) in net assets from contract transactions	(91)	(84)	(1,328)	(193)

Total increase (decrease) in net assets	(430)	230	(2,545)	220

Net Assets:
Beginning of period	1,585	1,355	7,767	7,547

End of period	$1,155	$1,585	$5,222	$7,767

(In thousands)	Subaccounts Investing In:
	PVIT – Commodity Real Return Strategy Portfolio - Administrative		PVIT – Low Duration Portfolio - Administrative		PVIT – Real Return Portfolio - Administrative		PVIT – Total Return Portfolio - Administrative

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$2,239	$159	$495	$125	$1,485	$981	$952	$843
Net realized gain (loss) on investments	(120)	141	(262)	(59)	(432)	46	(1,039)	2,097
Unrealized appreciation (depreciation)	(2,201)	457	(2,418)	(534)	(3,929)	59	(6,521)	(3,737)

Net increase (decrease) in net assets from operations	(82)	757	(2,185)	(468)	(2,876)	1,086	(6,608)	(797)

Contract Transactions:
Payments received from contract owners	117	152	395	210	53	97	218	118
Transfers between sub-accounts and the fixed account, net	2,403	2,332	(2,526)	(4,927)	(643)	2,381	(5,777)	(3,092)
Contract benefits	(26)	—	(4)	(73)	(43)	(17)	(23)	(17)
Contract terminations	(210)	(19)	(1,918)	(677)	(695)	(609)	(2,219)	(1,556)
Contract maintenance charges	—	—	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	(1)	(2)	—	(5)	1	1	3	1

Net increase (decrease) in net assets from contract transactions	2,283	2,463	(4,054)	(5,473)	(1,327)	1,853	(7,798)	(4,546)

Total increase (decrease) in net assets	2,201	3,220	(6,239)	(5,941)	(4,203)	2,939	(14,406)	(5,343)

Net Assets:
Beginning of period	4,758	1,538	38,427	44,368	22,642	19,703	49,452	54,795

End of period	$6,959	$4,758	$32,188	$38,427	$18,439	$22,642	$35,046	$49,452

See accompanying notes which are an integral part of the financial statements.

48	Annual Report

Empire Fidelity Investments Variable Annuity Account A

Statements of Changes in Net Assets - continued

For the years ended December 31, 2022 and 2021

(In thousands)	Subaccounts Investing In:
	Blackrock – Global Allocation V.I. Fund - Class I		FTVIP – Templeton Global Bond Fund - Class 2		FTVIP – Franklin U.S. Government Securities Fund - Class 2

	12/31/22	12/31/21	12/31/22	12/31/21	12/31/22	12/31/21
Operations:
Net investment income (loss)	$(60)	$217	$(9)	$(13)	$140	$173
Net realized gain (loss) on investments	178	5,664	(323)	(325)	(208)	(7)
Unrealized appreciation (depreciation)	(6,127)	(3,698)	23	(33)	(681)	(336)

Net increase (decrease) in net assets from operations	(6,009)	2,183	(309)	(371)	(749)	(170)

Contract Transactions:
Payments received from contract owners	241	305	13	70	41	111
Transfers between sub-accounts and the fixed account, net	(1,876)	1,520	(134)	(1,292)	(774)	(550)
Contract benefits	(1)	(1)	—	—	—	—
Contract terminations	(755)	(366)	(327)	(54)	(578)	(167)
Contract maintenance charges	(1)	(1)	—	—	—	—
Other transfers (to) from EFILI, net	—	2	(1)	1	2	—

Net increase (decrease) in net assets from contract transactions	(2,392)	1,459	(449)	(1,275)	(1,309)	(606)

Total increase (decrease) in net assets	(8,401)	3,642	(758)	(1,646)	(2,058)	(776)

Net Assets:
Beginning of period	37,966	34,324	6,101	7,747	7,675	8,451

End of period	$29,565	$37,966	$5,343	$6,101	$5,617	$7,675

See accompanying notes which are an integral part of the financial statements.

49	Annual Report

Notes to Financial Statements

Empire Fidelity Investments Variable Annuity Account A

1. Organization

Empire Fidelity Investments Variable Annuity Account A (the “Account”), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Empire Fidelity Investments Life Insurance Company (“EFILI”) on July 15, 1991 and exists in accordance with the regulations of the New York State Department of Financial Services (“Insurance Department”). EFILI is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”) which is a wholly-owned subsidiary of FMR LLC. The Account is a funding vehicle of individual Retirement Reserves, Personal Retirement Annuity, Income Advantage, Freedom Lifetime Income and Growth and Guaranteed Income variable annuity contracts. Retirement Reserves, Growth and Guaranteed Income, which offered a guaranteed minimum withdrawal benefit, Income Advantage and Freedom Lifetime Income were closed to new business. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of EFILI. The Account cannot be charged with liabilities arising out of any other business of EFILI.

Each subaccount invests exclusively in one of the Funds (“Underlying Funds”) that are part of the following fund groups:

Fund Groups

Fidelity Variable Insurance Product Funds (Initial Class) (“VIP – Initial Class”)

Fidelity Variable Insurance Product Funds (Investor Class) (“VIP – Investor Class”)

Morgan Stanley Variable Insurance Funds, Inc. (Class I) (“VIF”)

Morgan Stanley Variable Insurance Funds, Inc. (Class II) (“VIF”) (“VIF – Class II”)

Allspring Variable Trust Funds (Class 2) (“Allspring”)

Lazard Retirement Series, Inc. (Investor Class) (“Lazard”)

PIMCO Variable Insurance Trust Funds (Administrative Class) (“PVIT”)

Invesco Advisers, Inc. (Series I) (“Invesco”)

Franklin Templeton Variable Insurance Products Trust Funds (Class 2) (“FTVIP”)

Blackrock Variable Series Funds (Class I) (“Blackrock”)

As of December 31, 2022, the net assets and units of Retirement Reserve contracts that have annuitized were $17,822,000 and 83,000 respectively.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by the Account in preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards Codification (“the Codification”) as the source of authoritative GAAP. All guidance contained in the Codification carries an equal level of authority.

Investments

Investments are made by the subaccounts in their corresponding mutual fund portfolios and are valued at the reported net asset values of such portfolios. Investment transactions are recorded on the trade date. Income from dividends and realized capital gain distributions are recorded on the ex-dividend date. Realized gains and losses include gains and losses on the sales of investments (computed on the basis of the identified cost of the investment sold) and capital gain distributions from the mutual funds.

Receivable from/Payable to EFILI

Receivable from/payable to EFILI represents adjustments for contract guarantees, which are the responsibility of EFILI, and accruals for daily charges deducted from the net assets of the Account.

Contract Transactions

Other transfers (to) from EFILI, net, as reported in the Statement of Changes in Net Assets, represents miscellaneous contract transfers.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of EFILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (the “Code”).

Under the current provisions of the Code, EFILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. EFILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by EFILI when the difference reverses. As such,

50	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

2. Significant Accounting Policies - continued

no charge is being made currently to the Account for federal income taxes. EFILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the Code, a variable annuity contract will not be treated as an annuity contract for federal income tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The Internal Revenue Service has issued regulations under Section 817(h) of the Code. EFILI believes that the Separate Account satisfies the current requirements of the regulations, and it intends that it will continue to meet such requirements.

Estimates

The preparation of the Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Fair Value Measurements

The Financial Accounting Standards Board issued guidance on fair value measurements that establishes a framework for measuring fair value under U.S. GAAP and disclosures about fair value measurements. The definition of fair value focuses on the price that would be received to sell the asset or paid to transfer the liability regardless of whether an observable market price existed (an exit price). In addition, the guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels (“Level 1, 2, and 3”).

The Account carries investments which are made by the subaccounts in their corresponding mutual funds at fair value in the financial statements. The mutual funds are valued at the reported net asset values of such portfolios. The Account categorized the financial assets carried at fair value in the Statement of Assets and Liabilities based upon the guidance’s three-level valuation hierarchy. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement. The assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market (e.g., active exchange-traded equities).

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect judgments about the assumptions that a market participant would use in pricing the asset or liability, and are based on the best available information, some of which is internally developed.

All subaccounts are invested in mutual funds whose value is based on the underlying net asset value of those funds. Open ended mutual funds in the subaccounts produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1. There were no transfers between Level 1 and Level 2 during 2022 or 2021. The Account had no Level 3 activity during 2022 and 2021.

3. Expenses and Related Party Transactions

EFILI deducts a daily charge, through a reduction in unit values, from the net assets of the Account for the assumption of mortality and expense risks and for administrative charges. EFILI also deducts an annual maintenance charge, through a redemption of units, for the Retirement Reserves. The maintenance charge, which is waived on certain contracts, is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

EFILI previously offered Retirement Reserves contract holders the opportunity to elect a death benefit rider. The rider allowed the contract holder to lock in their death benefit at the highest contract value at any contract anniversary date before the annuitant reached age 80. Effective January 1, 2003, the rider was no longer available to new contracts. For those contract holders who had

51	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

3. Expenses and Related Party Transactions - continued

elected the rider, EFILI continues to deduct a quarterly charge, through a redemption of units. There will be no charges made once the annuitants reach their 85th birthday. The death benefit rider is recorded as a contract transaction in the accompanying Statement of Changes in Net Assets.

The annual mortality and expense and administrative charge for certain contract holders in Personal Retirement Annuity is .20% and .05%, respectively. In addition, certain Personal Retirement Annuity contract holders are eligible for a lower annual mortality and expense and administration charge of ..05% and .05%, respectively, with an initial purchase or contract value of $1 million or greater.

Effective January 1, 2009, the annual mortality and expense and administrative charges for new contract holders in Growth and Guaranteed Income is 1.00% and .25%, respectively for single annuitants and 1.15% and .25%, respectively for joint annuitants. The annual mortality and expense and administrative charge for contract holders in Growth and Guaranteed Income prior to January 1, 2009 is .85% and .25%, respectively for single annuitants and 1.00% and .25%, respectively for joint annuitants.

The annual rates of mortality and expense risk fees, administrative expense fees, death benefit fees, and the maximum dollar amount of the contract fee for the year ended December 31, 2022 are displayed in the table below.

	Retirement Reserves	Income Advantage	Personal Retirement	Freedom Lifetime Income	Growth and Guaranteed Income
Variable Account Deductions:
Mortality and Expense Risk (Annual Rate)	0.75%	0.75%	0.05% - 0.20%	0.50%	0.85% - 1.15%
Administrative Expense (Annual Rate)	0.05%	0.25%	0.05%	0.10%	0.25%

Contract Deductions:
Death Benefit Fees (Annual Rate)	0.20%	—	—	—	—
Annual Maintenance Charge (Maximum)	$30	—	—	—	—

The disclosures above include charges currently assessed to the policyholder. There are certain other additional charges, such as exchange charges and other taxes which may be assessed in accordance with the terms of the contract in future periods.

The contracts are distributed through Fidelity Brokerage Services LLC (“FBS”), Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Investments Institutional Services Company, LLC. (“FIIS”), all of which are subsidiaries with FMR LLC. FBS, FIA and FIIS are the distributors, FBS is the principal underwriter of the contracts. Fidelity Investments Institutional Operations Company, LLC. (“FIIOC”), a subsidiary of FMR LLC, is the transfer and shareholder servicing agent for the VIP and VIP Investor Class portfolios.

Management fees are paid by certain funds to Fidelity Management & Research Company, a subsidiary of FMR LLC, in its capacity as advisor to the VIP and VIP Investor Class mutual fund portfolios. The total management fees, as a percentage of a fund’s average net assets, for the year ended December 31, 2022 were .045% to .780% depending on the fund.

4. Investments

Purchases and Sales

The following table shows aggregate cost of shares purchased and proceeds from sales of each portfolio for the year ended December 31, 2022:

	Purchases (000s)	Sales (000s)
VIP - Government Money Market Initial Class	$24,682	$20,486
VIP - Government Money Market Investor Class	177,080	113,539
VIP - High Income Initial Class	480	946
VIP - High Income Investor Class	4,331	8,402
VIP - Equity- Income Initial Class	2,927	6,515
VIP - Equity- Income Investor Class	13,316	10,996
VIP - Growth Initial Class	7,437	10,435
VIP - Growth Investor Class	17,542	16,869
VIP - Overseas Initial Class	185	929
VIP - Overseas Investor Class	2,502	3,554
VIP - Investment Grade Bond Initial Class	1,420	2,890
VIP - Investment Grade Bond Investor Class	11,957	15,938
VIP - Asset Manager Initial Class	2,562	2,381
VIP - Asset Manager Investor Class	2,987	2,734
VIP - Index 500 Initial Class	40,118	24,777
VIP - Asset Manager Growth Initial Class	623	1,065

52	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales - (Continued)

	Purchases (000s)	Sales (000s)
VIP - Asset Manager Growth Investor Class	$1,444	$661
VIP - Contrafund Initial Class	7,519	11,872
VIP - Contrafund Investor Class	17,044	17,076
VIP - Balanced Initial Class	1,835	2,244
VIP - Balanced Investor Class	38,758	27,494
VIP - Dynamic Capital Appreciation Initial Class	347	245
VIP - Dynamic Capital Appreciation Investor Class	2,572	3,529
VIP - Growth & Income Initial Class	3,404	4,301
VIP - Growth & Income Investor Class	9,875	5,512
VIP - Growth Opportunities Initial Class	4,150	5,661
VIP - Growth Opportunities Investor Class	18,453	19,267
VIP - Mid Cap Initial Class	2,673	2,532
VIP - Mid Cap Investor Class	9,361	5,407
VIP - Value Strategies Initial Class	693	1,312
VIP - Value Strategies Investor Class	6,392	7,986
VIP - Utilities Initial Class	6,215	963
VIP - Utilities Investor Class	10,358	6,916
VIP - Technology Initial Class	7,143	12,991
VIP - Technology Investor Class	25,280	22,871
VIP - Energy Initial Class	10,572	7,186
VIP - Energy Investor Class	34,918	28,252
VIP - Health Care Initial Class	1,420	2,212
VIP - Health Care Investor Class	10,693	10,317
VIP - Financial Services Initial Class	3,404	3,587
VIP - Financial Services Investor Class	6,415	11,442
VIP - Industrials Initial Class	308	128
VIP - Industrials Investor Class	4,094	2,283
VIP - Consumer Discretionary Initial Class	337	949
VIP - Consumer Discretionary Investor Class	4,507	5,640
VIP - Real Estate Initial Class	1,084	950
VIP - Real Estate Investor Class	3,516	5,163
VIP - Strategic Income Initial Class	262	890
VIP - Strategic Income Investor Class	6,454	10,782
VIP - International Capital Appreciation Initial Class	250	325
VIP - International Capital Appreciation Investor Class	4,510	4,139
VIP - Value Initial Class	1,752	1,178
VIP - Value Investor Class	14,953	8,663
VIP - Freedom Income Initial Class	60	71
VIP - Freedom Income Investor Class	543	1,918
VIP - Freedom 2005 Initial Class	93	124
VIP - Investor Freedom 2005 Investor Class	488	585
VIP - Freedom 2010 Initial Class	75	37
VIP - Investor Freedom 2010 Investor Class	492	535
VIP - Freedom 2015 Initial Class	142	70
VIP - Investor Freedom 2015 Investor Class	2,493	314
VIP - Freedom 2020 Initial Class	342	512
VIP - Investor Freedom 2020 Investor Class	2,867	3,643
VIP - Freedom 2025 Initial Class	236	324
VIP - Investor Freedom 2025 Investor Class	3,091	7,058
VIP - Freedom 2030 Initial Class	182	40
VIP - Investor Freedom 2030 Investor Class	4,805	1,577
VIP - Freedom Lifetime Income I	101	232
VIP - Freedom Lifetime Income Ii	104	93
VIP - Freedom Lifetime Income Iii	258	164
VIP - Disciplined Small Cap Initial Class	331	347
VIP - Disciplined Small Cap Investor Class	7,052	3,006
VIP - Fundsmanager 20% Investor Class	13,197	14,595
VIP - Fundsmanager 50% Investor Class	39,148	23,148
VIP - Fundsmanager 60% Investor Class	42,179	22,091
VIP - Fundsmanager 70% Investor Class	36,854	9,854

53	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Purchases and Sales—(Continued)

	Purchases (000s)	Sales (000s)
VIP - Fundsmanager 85% Investor Class	$18,437	$3,807
VIP - Consumer Staples Initial Class	777	448
VIP - Consumer Staples Investor Class	7,749	4,323
VIP - Materials Initial Class	1,025	619
VIP - Materials Investor Class	5,218	3,513
VIP - Communication Services Initial Class	136	455
VIP - Communication Services Investor Class	1,114	2,200
VIP - Emerging Markets Initial Class	134	142
VIP - Emerging Markets Investor Class	3,065	2,360
VIP - Floating Rate High Income Initial Class	2,828	1,464
VIP - Floating Rate High Income Investor Class	8,990	7,856
VIP - Bond Index Initial Class	9,381	7,240
VIP - Total Market Index Initial Class	13,127	6,149
VIP - Extended Market Index Initial Class	3,681	1,373
VIP - International Index Initial Class	4,064	1,048
VIF - Emerging Markets Equity Class I	1,680	726
VIF - Emerging Markets Debt Class I	1,033	1,292
VIF - Global Strategist - Class Ii	881	615
Invesco - V.I. Global Core Equity Series I	609	299
Allspring - VT Discovery Class 2	1,086	260
Allspring - VT Opportunity Class 2	255	110
Lazard - Retirement Emerging Markets Portfolio - Investor	1,008	2,133
PVIT - Commodity Real Return Strategy Portfolio - Administrative	15,839	11,316
PVIT - Low Duration Portfolio - Administrative	4,367	7,925
PVIT - Real Return Portfolio - Administrative	5,159	5,002
PVIT - Total Return Portfolio - Administrative	2,364	9,213
Blackrock - Global Allocation V.i. Fund - Class I	1,271	3,330
FTVIP - Templeton Global Bond Fund - Class 2	799	1,257
FTVIP - Franklin Us Government Securities Fund - CLass 2	2,997	4,166

Shares, Aggregate Cost and Net Asset Value

The following table shows the number of shares owned, aggregate cost and net asset value per share of each portfolio at December 31, 2022:

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Government Money Market Initial Class	24,234	$24,234	$1.00
VIP - Government Money Market Investor Class	216,581	216,581	1.00
VIP - High Income Initial Class	965	12,051	4.41
VIP - High Income Investor Class	6,196	36,947	4.38
VIP - Equity- Income Initial Class	1,719	44,219	23.56
VIP - Equity- Income Investor Class	2,377	60,520	23.38
VIP - Growth Initial Class	805	60,956	71.51
VIP - Growth Investor Class	748	69,292	70.94
VIP - Overseas Initial Class	304	7,907	21.70
VIP - Overseas Investor Class	858	21,926	21.61
VIP - Investment Grade Bond Initial Class	1,065	14,589	10.80
VIP - Investment Grade Bond Investor Class	5,505	74,779	10.75
VIP - Asset Manager Initial Class	1,460	25,011	14.32
VIP - Asset Manager Investor Class	1,605	26,733	14.20
VIP - Index 500 Initial Class	914	292,710	374.78
VIP - Asset Manager Growth Initial Class	338	6,241	18.72
VIP - Asset Manager Growth Investor Class	556	11,354	18.58
VIP - Contrafund Initial Class	2,986	108,358	37.88
VIP - Contrafund Investor Class	4,520	183,660	37.56
VIP - Balanced Initial Class	698	13,431	19.38
VIP - Balanced Investor Class	13,900	273,646	19.17
VIP - Dynamic Capital Appreciation Initial Class	115	1,744	13.72
VIP - Dynamic Capital Appreciation Investor Class	793	12,438	13.68

54	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - (Continued)

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Growth & Income Initial Class	668	$14,622	$24.02
VIP - Growth & Income Investor Class	1,428	33,555	23.88
VIP - Growth Opportunities Initial Class	336	19,816	41.03
VIP - Growth Opportunities Investor Class	1,317	90,121	40.58
VIP - Mid Cap Initial Class	745	27,221	32.72
VIP - Mid Cap Investor Class	1,673	63,020	32.42
VIP - Value Strategies Initial Class	333	5,527	14.38
VIP - VALUE STRATEGIES INVESTOR CLASS	1,300	21,197	14.24
VIP - Utilities Initial Class	339	7,085	21.52
VIP - Utilities Investor Class	828	16,869	21.36
VIP - Technology Initial Class	899	24,833	20.94
VIP - Technology Investor Class	3,920	105,255	20.54
VIP - Energy Initial Class	293	7,670	25.16
VIP - Energy Investor Class	1,157	29,010	25.10
VIP - Health Care Initial Class	387	13,026	32.87
VIP - Health Care Investor Class	1,960	66,877	32.48
VIP - Financial Services Initial Class	74	1,215	14.01
VIP - Financial Services Investor Class	1,219	18,887	13.93
VIP - Industrials Initial Class	99	2,202	18.23
VIP - Industrials Investor Class	845	18,802	18.02
VIP - Consumer Discretionary Initial Class	56	1,724	23.54
VIP - Consumer Discretionary Investor Class	684	21,152	23.41
VIP - Real Estate Initial Class	155	3,756	16.54
VIP - Real Estate Investor Class	930	20,245	16.43
VIP - Strategic Income Initial Class	391	4,621	10.02
VIP - Strategic Income Investor Class	5,362	63,563	9.98
VIP - International Capital Appreciation Initial Class	107	2,032	16.69
VIP - International Capital Appreciation Investor Class	1,672	33,283	16.53
VIP - Value Initial Class	163	2,970	16.73
VIP - Value Investor Class	1,671	29,909	16.69
VIP - Freedom Income Initial Class	81	953	10.61
VIP - Freedom Income Investor Class	295	3,706	10.52
VIP - Freedom 2005 Initial Class	69	854	11.03
VIP - Investor Freedom 2005 Investor Class	204	2,482	10.45
VIP - Freedom 2010 Initial Class	75	985	11.55
VIP - Investor Freedom 2010 Investor Class	444	5,468	11.27
VIP - Freedom 2015 Initial Class	94	1,211	10.95
VIP - Investor Freedom 2015 Investor Class	847	11,015	11.06
VIP - Freedom 2020 Initial Class	167	2,316	11.56
VIP - Investor Freedom 2020 Investor Class	1,370	18,022	11.39
VIP - Freedom 2025 Initial Class	128	1,928	13.73
VIP - Investor Freedom 2025 Investor Class	1,345	19,644	12.67
VIP - Freedom 2030 Initial Class	97	1,459	13.72
VIP - Investor Freedom 2030 Investor Class	1,670	23,874	12.79
VIP - Freedom Lifetime Income I	114	1,309	9.93
VIP - Freedom Lifetime Income Ii	79	960	11.04
VIP - Freedom Lifetime Income Iii	185	2,310	11.63
VIP - Disciplined Small Cap Initial Class	77	1,385	13.62
VIP - Disciplined Small Cap Investor Class	1,702	29,470	13.54
VIP - Fundsmanager 20% Investor Class	6,084	70,402	10.04
VIP - Fundsmanager 50% Investor Class	13,737	173,050	10.32
VIP - Fundsmanager 60% Investor Class	19,222	212,648	8.69
VIP - Fundsmanager 70% Investor Class	11,969	155,657	10.73
VIP - Fundsmanager 85% Investor Class	5,513	71,091	10.50
VIP - Consumer Staples Initial Class	65	1,278	19.46
VIP - Consumer Staples Investor Class	1,054	20,667	19.35
VIP - Materials Initial Class	92	1,625	16.24
VIP - Materials Investor Class	476	8,430	16.23
VIP - Communication Services Initial Class	92	1,583	11.36
VIP - Communication Services Investor Class	539	9,239	11.25

55	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

4. Investments - continued

Shares, Aggregate Cost and Net Asset Value - (Continued)

	Number of Shares (000s)	Aggregate Cost (000s)	Net Asset Value Per Share
VIP - Emerging Markets Initial Class	55	$827	$9.87
VIP - Emerging Markets Investor Class	1,277	18,029	9.82
VIP - Floating Rate High Income Initial Class	259	2,546	9.43
VIP - Floating Rate High Income Investor Class	2,713	27,310	9.42
VIP - Bond Index Initial Class	2,674	29,349	9.40
VIP - Total Market Index Initial Class	2,413	36,405	13.83
VIP - Extended Market Index Initial Class	701	9,370	11.22
VIP - International Index Initial Class	1,655	17,270	9.40
VIF - Emerging Markets Equity Class I	454	9,043	11.92
VIF - Emerging Markets Debt Class I	1,424	12,779	5.38
VIF - Global Strategist - Class Ii	455	5,201	7.64
Invesco - V.I. Global Core Equity Series I	590	6,121	8.00
Allspring - VT Discovery Class 2	161	4,570	17.03
Allspring - VT Opportunity Class 2	52	1,432	22.32
Lazard - Retirement Emerging Markets Portfolio - Investor	295	7,583	17.72
PVIT - Commodity Real Return Strategy Portfolio - Administrative	1,010	10,262	6.89
PVIT - Low Duration Portfolio - Administrative	3,395	36,275	9.48
PVIT - Real Return Portfolio - Administrative	1,603	23,122	11.50
PVIT - Total Return Portfolio - Administrative	3,903	45,209	8.98
Blackrock - Global Allocation V.i. Fund - Class I	2,014	36,448	14.68
FTVIP - Templeton Global Bond Fund - Class 2	428	8,457	12.48
FTVIP - Franklin Us Government Securities Fund - Class 2	551	7,034	10.19

5. Changes in Units Outstanding

The changes in units outstanding for the years ended December 31, 2022 and 2021 were as follows:

	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Government Money Market Initial Class
Units Issued	1,393	616	3	—
Units Redeemed	(1,203)	(732)	(2)	(2)

Net Increase (Decrease)	190	(116)	1	(2)

VIP - High Income Initial Class
Units Issued	3	6	1	—
Units Redeemed	(14)	(13)	(2)	(2)

Net Increase (Decrease)	(11)	(7)	(1)	(2)

VIP - Equity-Income Initial Class
Units Issued	5	9	1	—
Units Redeemed	(35)	(23)	(3)	(6)

Net Increase (Decrease)	(30)	(14)	(2)	(6)

VIP - Growth Initial Class
Units Issued	6	5	1	—
Units Redeemed	(34)	(15)	(2)	(5)

Net Increase (Decrease)	(28)	(10)	(1)	(5)

VIP - Overseas Initial Class
Units Issued	1	2	—	—
Units Redeemed	(12)	(6)	(1)	(1)

Net Increase (Decrease)	(11)	(4)	(1)	(1)

VIP - Investment Grade Bond Initial Class
Units Issued	11	26	1	—
Units Redeemed	(55)	(64)	(5)	(7)

Net Increase (Decrease)	(44)	(38)	(4)	(7)

56	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Asset Manager Initial Class
Units Issued	9	3	—	—
Units Redeemed	(29)	(34)	(3)	(2)

Net Increase (Decrease)	(20)	(31)	(3)	(2)

VIP - Index 500 Initial Class
Units Issued	16	25	—	1
Units Redeemed	(47)	(60)	(6)	(13)

Net Increase (Decrease)	(31)	(35)	(6)	(12)

VIP - Asset Manager: Growth Initial Class
Units Issued	—	—	—	—
Units Redeemed	(17)	(5)	(1)	(1)

Net Increase (Decrease)	(17)	(5)	(1)	(1)

VIP - Contrafund Initial Class
Units Issued	8	8	—	1
Units Redeemed	(66)	(47)	(9)	(8)

Net Increase (Decrease)	(58)	(39)	(9)	(7)

VIP - Balanced Initial Class
Units Issued	13	19	1	—
Units Redeemed	(39)	(29)	(5)	(6)

Net Increase (Decrease)	(26)	(10)	(4)	(6)

VIP - Dynamic Capital Appreciation Initial Class
Units Issued	2	4	—	—
Units Redeemed	(5)	(6)	—	(1)

Net Increase (Decrease)	(3)	(2)	—	(1)

VIP - Growth & Income Initial Class
Units Issued	43	13	4	3
Units Redeemed	(70)	(25)	(3)	(8)

Net Increase (Decrease)	(27)	(12)	1	(5)

VIP - Growth Opportunities Initial Class
Units Issued	4	43	1	4
Units Redeemed	(66)	(58)	(9)	(4)

Net Increase (Decrease)	(62)	(15)	(8)	—

VIP - Mid Cap Initial Class
Units Issued	13	11	2	1
Units Redeemed	(30)	(19)	(6)	(10)

Net Increase (Decrease)	(17)	(8)	(4)	(9)

VIP - Value Strategies Initial Class
Units Issued	10	100	—	1
Units Redeemed	(30)	(70)	(1)	(4)

Net Increase (Decrease)	(20)	30	(1)	(3)

VIP - Utilities Initial Class
Units Issued	149	4	5	—
Units Redeemed	(25)	(12)	1	—

Net Increase (Decrease)	124	(8)	6	—

VIP - Technology Initial Class
Units Issued	52	72	2	3
Units Redeemed	(137)	(114)	(17)	(8)

Net Increase (Decrease)	(85)	(42)	(15)	(5)

VIP - Energy Initial Class
Units Issued	315	101	28	3
Units Redeemed	(239)	(79)	(6)	(1)

Net Increase (Decrease)	76	22	22	2

57	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Health Care Initial Class
Units Issued	8	23	1	4
Units Redeemed	(26)	(38)	(7)	(2)

Net Increase (Decrease)	(18)	(15)	(6)	2

VIP - Financial Services Initial Class
Units Issued	136	68	1	10
Units Redeemed	(155)	(73)	(9)	—

Net Increase (Decrease)	(19)	(5)	(8)	10

VIP - Industrials Initial Class
Units Issued	1	4	—	—
Units Redeemed	(3)	(8)	1	(1)

Net Increase (Decrease)	(2)	(4)	1	(1)

VIP - Consumer Discretionary Initial Class
Units Issued	3	11	—	—
Units Redeemed	(19)	(8)	(2)	—

Net Increase (Decrease)	(16)	3	(2)	—

VIP - Real Estate Initial Class
Units Issued	19	11	2	1
Units Redeemed	(19)	(8)	(3)	—

Net Increase (Decrease)	—	3	(1)	1

VIP - Strategic Income Initial Class
Units Issued	5	10	—	—
Units Redeemed	(36)	(15)	(3)	(6)

Net Increase (Decrease)	(31)	(5)	(3)	(6)

VIP - International Capital Appreciation Initial Class
Units Issued	3	6	—	1
Units Redeemed	(12)	(13)	1	(2)

Net Increase (Decrease)	(9)	(7)	1	(1)

VIP - Value Initial Class
Units Issued	41	30	9	3
Units Redeemed	(36)	(31)	(2)	(2)

Net Increase (Decrease)	5	(1)	7	1

VIP - Freedom Income Initial Class
Units Issued	—	7	—	—
Units Redeemed	(5)	(1)	—	—

Net Increase (Decrease)	(5)	6	—	—

VIP - Freedom 2005 Initial Class
Units Issued	1	—	—	—
Units Redeemed	(6)	(1)	—	—

Net Increase (Decrease)	(5)	(1)	—	—

VIP - Freedom 2010 Initial Class
Units Issued	—	—	—	—
Units Redeemed	(1)	(7)	—	—

Net Increase (Decrease)	(1)	(7)	—	—

VIP - Freedom 2015 Initial Class
Units Issued	—	—	—	—
Units Redeemed	(3)	(4)	—	—

Net Increase (Decrease)	(3)	(4)	—	—

VIP - Freedom 2020 Initial Class
Units Issued	2	16	—	—
Units Redeemed	(20)	(16)	—	—

Net Increase (Decrease)	(18)	—	—	—

58	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Freedom 2025 Initial Class
Units Issued	2	11	—	—
Units Redeemed	(12)	(11)	—	—

Net Increase (Decrease)	(10)	—	—	—

VIP - Freedom 2030 Initial Class
Units Issued	3	6	—	—
Units Redeemed	(2)	(1)	—	—

Net Increase (Decrease)	1	5	—	—

VIP - Disciplined Small Cap Initial Class
Units Issued	3	21	—	3
Units Redeemed	(13)	(21)	(1)	(2)

Net Increase (Decrease)	(10)	—	(1)	1

VIP - FundsManager 20% Investor Class
Units Issued	5	40	—	—
Units Redeemed	(36)	(33)	(5)	(6)

Net Increase (Decrease)	(31)	7	(5)	(6)

VIP - FundsManager 50% Investor Class
Units Issued	12	17	22	4
Units Redeemed	(51)	(48)	(17)	(21)

Net Increase (Decrease)	(39)	(31)	5	(17)

VIP - FundsManager 60% Investor Class
Units Issued	—	5	—	1
Units Redeemed	(7)	(23)	(3)	(6)

Net Increase (Decrease)	(7)	(18)	(3)	(5)

VIP - FundsManager 70% Investor Class
Units Issued	1	5	5	3
Units Redeemed	(32)	(15)	(13)	(9)

Net Increase (Decrease)	(31)	(10)	(8)	(6)

VIP - FundsManager 85% Investor Class
Units Issued	1	—	1	—
Units Redeemed	(13)	(9)	(1)	(3)

Net Increase (Decrease)	(12)	(9)	—	(3)

VIP - Consumer Staples Initial Class
Units Issued	20	3	—	1
Units Redeemed	(11)	(10)	(3)	(1)

Net Increase (Decrease)	9	(7)	(3)	—

VIP - Materials Initial Class
Units Issued	34	37	3	4
Units Redeemed	(23)	(21)	(3)	(2)

Net Increase (Decrease)	11	16	—	2

VIP - Communication Services Initial Class
Units Issued	2	28	—	5
Units Redeemed	(18)	(11)	—	(5)

Net Increase (Decrease)	(16)	17	—	—

VIP - Emerging Markets Initial Class
Units Issued	7	38	3	10
Units Redeemed	(7)	(40)	(3)	(10)

Net Increase (Decrease)	—	(2)	—	—

VIP - Floating Rate High Income Initial Class
Units Issued	223	23	1	1
Units Redeemed	(116)	(2)	(2)	(2)

Net Increase (Decrease)	107	21	(1)	(1)

59	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
VIP - Bond Index Initial Class
Units Issued	46	56	1	1
Units Redeemed	(43)	(150)	(2)	(1)

Net Increase (Decrease)	3	(94)	(1)	—

VIP - Total Market Index Initial Class
Units Issued	45	16	1	2
Units Redeemed	(49)	(16)	(2)	(2)

Net Increase (Decrease)	(4)	—	(1)	—

VIP - Extended Market Index Initial Class
Units Issued	30	41	1	2
Units Redeemed	(7)	(30)	—	(2)

Net Increase (Decrease)	23	11	1	—

VIP - International Index Initial Class
Units Issued	17	14	—	3
Units Redeemed	(14)	(11)	—	(3)

Net Increase (Decrease)	3	3	—	—

VIF - Emerging Markets Equity Class I
Units Issued	—	—	—	—
Units Redeemed	(4)	(5)	(1)	(1)

Net Increase (Decrease)	(4)	(5)	(1)	(1)

VIF - Emerging Markets Debt Class I
Units Issued	1	3	—	—
Units Redeemed	(1)	(3)	—	—

Net Increase (Decrease)	—	—	—	—

VIF - Global Strategist - Class II
Units Issued	—	—	—	1
Units Redeemed	(6)	(3)	(1)	(2)

Net Increase (Decrease)	(6)	(3)	(1)	(1)

Invesco - V.I. Global Core Equity Series I
Units Issued	—	3	—	—
Units Redeemed	(1)	(5)	(1)	—

Net Increase (Decrease)	(1)	(2)	(1)	—

Allspring - VT Discovery Class 2
Units Issued	—	—	—	—
Units Redeemed	(5)	(3)	(1)	(1)

Net Increase (Decrease)	(5)	(3)	(1)	(1)

Allspring - VT Opportunity Class 2
Units Issued	—	—	—	—
Units Redeemed	(1)	(1)	—	—

Net Increase (Decrease)	(1)	(1)	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor
Units Issued	1	5	—	—
Units Redeemed	(2)	(2)	(1)	—

Net Increase (Decrease)	(1)	3	(1)	—

PVIT - Commodity Real Return Strategy Portfolio - Administrative
Units Issued	—	—	71	—
Units Redeemed	—	—	(36)	—

Net Increase (Decrease)	—	—	35	—

PVIT - Low Duration Portfolio - Administrative
Units Issued	7	60	—	—
Units Redeemed	(36)	(65)	—	—

Net Increase (Decrease)	(29)	(5)	—	—

60	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Retirement Reserves		Income Advantage

(in thousands)	2022	2021	2022	2021
PVIT - Real Return Portfolio - Administrative
Units Issued	4	46	—	2
Units Redeemed	(20)	(24)	(2)	—

Net Increase (Decrease)	(16)	22	(2)	2

PVIT - Total Return Portfolio - Administrative
Units Issued	2	2	—	—
Units Redeemed	(33)	(4)	—	—

Net Increase (Decrease)	(31)	(2)	—	—

Blackrock - Global Allocation V.I. Fund - Class I
Units Issued	—	7	—	—
Units Redeemed	(5)	(6)	—	—

Net Increase (Decrease)	(5)	1	—	—

FTVIP - Templeton Global Bond Fund - Class 2
Units Issued	3	1	—	—
Units Redeemed	(3)	(17)	—	—

Net Increase (Decrease)	—	(16)	—	—

FTVIP - Franklin U.S. Gov’t Securities Fund - Class 2
Units Issued	75	5	—	—
Units Redeemed	(101)	(21)	—	—

Net Increase (Decrease)	(26)	(16)	—	—

61	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2022	2021	2022	2021
VIP - Government Money Market Investor Class
Units Issued	25,093	20,395	—	—
Units Redeemed	(19,536)	(22,454)	—	—

Net Increase (Decrease)	5,557	(2,059)	—	—

VIP - High Income Investor Class
Units Issued	160	432	—	—
Units Redeemed	(434)	(426)	—	—

Net Increase (Decrease)	(274)	6	—	—

VIP - Equity-Income Investor Class
Units Issued	340	493	—	—
Units Redeemed	(353)	(336)	—	—

Net Increase (Decrease)	(13)	157	—	—

VIP - Growth Investor Class
Units Issued	222	316	—	—
Units Redeemed	(301)	(301)	—	—

Net Increase (Decrease)	(79)	15	—	—

VIP - Overseas Investor Class
Units Issued	103	261	—	—
Units Redeemed	(168)	(195)	—	—

Net Increase (Decrease)	(65)	66	—	—

VIP - Investment Grade Bond Investor Class
Units Issued	515	648	—	—
Units Redeemed	(1,095)	(1,478)	—	—

Net Increase (Decrease)	(580)	(830)	—	—

VIP - Asset Manager Investor Class
Units Issued	35	93	—	—
Units Redeemed	(110)	(180)	—	—

Net Increase (Decrease)	(75)	(87)	—	—

VIP - Index 500 Initial Class
Units Issued	801	1,395	—	—
Units Redeemed	(521)	(1,296)	—	—

Net Increase (Decrease)	280	99	—	—

VIP - Asset Manager: Growth Investor Class
Units Issued	19	71	—	—
Units Redeemed	(25)	(64)	—	—

Net Increase (Decrease)	(6)	7	—	—

VIP - Contrafund Investor Class
Units Issued	223	626	—	—
Units Redeemed	(443)	(676)	—	—

Net Increase (Decrease)	(220)	(50)	—	—

VIP - Balanced Investor Class
Units Issued	595	1,321	—	—
Units Redeemed	(621)	(849)	—	—

Net Increase (Decrease)	(26)	472	—	—

VIP - Dynamic Capital Appreciation Investor Class
Units Issued	19	44	—	—
Units Redeemed	(73)	(46)	—	—

Net Increase (Decrease)	(54)	(2)	—	—

VIP - Growth & Income Investor Class
Units Issued	218	149	—	—
Units Redeemed	(146)	(125)	—	—

Net Increase (Decrease)	72	24	—	—

62	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2022	2021	2022	2021
VIP - Growth Opportunities Investor Class
Units Issued	90	409	—	—
Units Redeemed	(278)	(446)	—	—

Net Increase (Decrease)	(188)	(37)	—	—

VIP - Mid Cap Investor Class
Units Issued	179	287	—	—
Units Redeemed	(168)	(257)	—	—

Net Increase (Decrease)	11	30	—	—

VIP - Value Strategies Investor Class
Units Issued	169	518	—	—
Units Redeemed	(242)	(350)	—	—

Net Increase (Decrease)	(73)	168	—	—

VIP - Utilities Investor Class
Units Issued	272	107	—	—
Units Redeemed	(198)	(132)	—	—

Net Increase (Decrease)	74	(25)	—	—

VIP - Technology Investor Class
Units Issued	203	332	—	—
Units Redeemed	(310)	(344)	—	—

Net Increase (Decrease)	(107)	(12)	—	—

VIP - Energy Investor Class
Units Issued	2,008	1,294	—	—
Units Redeemed	(1,721)	(702)	—	—

Net Increase (Decrease)	287	592	—	—

VIP - Health Care Investor Class
Units Issued	122	252	—	—
Units Redeemed	183)	(261)	—	—

Net Increase (Decrease)	(61)	(9)	—	—

VIP - Financial Services Investor Class
Units Issued	222	561	—	—
Units Redeemed	(404)	(317)	—	—

Net Increase (Decrease)	(182)	244	—	—

VIP - Industrials Investor Class
Units Issued	57	160	—	—
Units Redeemed	(65)	(135)	—	—

Net Increase (Decrease)	(8)	25	—	—

VIP - Consumer Discretionary Investor Class
Units Issued	56	142	—	—
Units Redeemed	(116)	(114)	—	—

Net Increase (Decrease)	(60)	28	—	—

VIP - Real Estate Investor Class
Units Issued	98	284	—	—
Units Redeemed	193)	(125)	—	—

Net Increase (Decrease)	(95)	159	—	—

VIP - Strategic Income Investor Class
Units Issued	282	586	—	—
Units Redeemed	(637)	(524)	—	—

Net Increase (Decrease)	(355)	62	—	—

VIP - International Capital Appreciation
Investor Class
Units Issued	73	231	—	—
Units Redeemed	(160)	(235)	—	—

Net Increase (Decrease)	(87)	(4)	—	—

VIP - Value Investor Class
Units Issued	376	253	—	—
Units Redeemed	(252)	(156)	—	—

Net Increase (Decrease)	124	97	—	—

63	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2022	2021	2022	2021
VIP - Investor Freedom Income Investor Class
Units Issued	16	105	—	—
Units Redeemed	(105)	(100)	—	—

Net Increase (Decrease)	(89)	5	—	—

VIP - Investor Freedom 2005 Investor Class
Units Issued	15	161	—	—
Units Redeemed	(30)	(151)	—	—

Net Increase (Decrease)	(15)	10	—	—

VIP - Investor Freedom 2010 Investor Class
Units Issued	6	25	—	—
Units Redeemed	(24)	(9)	—	—

Net Increase (Decrease)	(18)	16	—	—

VIP - Investor Freedom 2015 Investor Class
Units Issued	70	158	—	—
Units Redeemed	(13)	(153)	—	—

Net Increase (Decrease)	57	5	—	—

VIP - Investor Freedom 2020 Investor Class
Units Issued	52	246	—	—
Units Redeemed	(142)	(399)	—	—

Net Increase (Decrease)	(90)	(153)	—	—

VIP - Investor Freedom 2025 Investor Class
Units Issued	35	322	—	—
Units Redeemed	(260)	(208)	—	—

Net Increase (Decrease)	(225)	114	—	—

VIP - Investor Freedom 2030 Investor Class
Units Issued	98	135	—	—
Units Redeemed	(57)	(88)	—	—

Net Increase (Decrease)	41	47	—	—

VIP - Freedom Lifetime Income I
Units Issued	—	—	—	1
Units Redeemed	—	—	(11)	(7)

Net Increase (Decrease)	—	—	(11)	(6)

VIP - Freedom Lifetime Income II
Units Issued	—	—	1	1
Units Redeemed	—	—	(4)	(4)

Net Increase (Decrease)	—	—	(3)	(3)

VIP - Freedom Lifetime Income III
Units Issued	—	—	1	1
Units Redeemed	—	—	(7)	(6)

Net Increase (Decrease)	—	—	(6)	(5)

VIP - Disciplined Small Cap Investor Class
Units Issued	76	343	—	—
Units Redeemed	(96)	(310)	—	—

Net Increase (Decrease)	(20)	33	—	—

VIP - FundsManager 20% Investor Class
Units Issued	444	1,031	—	—
Units Redeemed	(852)	(628)	(2)	(2)

Net Increase (Decrease)	(408)	403	(2)	(2)

VIP - FundsManager 50% Investor Class
Units Issued	448	1,034	—	1
Units Redeemed	(1,009)	(687)	(25)	(16)

Net Increase (Decrease)	(561)	347	(25)	(15)

VIP - FundsManager 60% Investor Class
Units Issued	297	946	3	—
Units Redeemed	(592)	(499)	(25)	(26)

Net Increase (Decrease)	(295)	447	(22)	(26)

64	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2022	2021	2022	2021
VIP - FundsManager 70% Investor Class
Units Issued	426	967	—	—
Units Redeemed	(356)	(567)	(3)	(4)

Net Increase (Decrease)	70	400	(3)	(4)

VIP - FundsManager 85% Investor Class
Units Issued	198	257	1	—
Units Redeemed	(120)	(338)	(2)	(3)

Net Increase (Decrease)	78	(81)	(1)	(3)

VIP - Consumer Staples Investor Class
Units Issued	189	111	—	—
Units Redeemed	(138)	(164)	—	—

Net Increase (Decrease)	51	(53)	—	—

VIP - Materials Investor Class
Units Issued	171	346	—	—
Units Redeemed	(128)	(278)	—	—

Net Increase (Decrease)	43	68	—	—

VIP - Communication Services Investor Class
Units Issued	26	127	—	—
Units Redeemed	(72)	(108)	—	—

Net Increase (Decrease)	(46)	19	—	—

VIP - Emerging Markets Investor Class
Units Issued	176	420	—	—
Units Redeemed	(149)	(610)	—	—

Net Increase (Decrease)	27	(190)	—	—

VIP - Floating Rate High Income Investor Class
Units Issued	697	874	—	—
Units Redeemed	(694)	(234)	—	—

Net Increase (Decrease)	3	640	—	—

VIP - Bond Index Initial Class
Units Issued	878	787	—	—
Units Redeemed	(696)	(894)	—	—

Net Increase (Decrease)	182	(107)	—	—

VIP - Total Market Index Initial Class
Units Issued	842	1,238	—	—
Units Redeemed	(423)	(426)	—	—

Net Increase (Decrease)	419	812	—	—

VIP - Extended Market Index Initial Class
Units Issued	239	365	—	—
Units Redeemed	(101)	(306)	—	—

Net Increase (Decrease)	138	59	—	—

VIP - International Index Initial Class
Units Issued	343	454	—	—
Units Redeemed	(90)	(242)	—	—

Net Increase (Decrease)	253	212	—	—

VIF - Emerging Markets Equity Class I
Units Issued	82	75	—	—
Units Redeemed	(42)	(108)	—	—

Net Increase (Decrease)	40	(33)	—	—

VIF - Emerging Market Debt Class I
Units Issued	27	90	—	—
Units Redeemed	(80)	(87)	—	—

Net Increase (Decrease)	(53)	3	—	—

VIF - Global Strategist - Class II
Units Issued	11	8	—	—
Units Redeemed	(26)	(24)	—	—

Net Increase (Decrease)	(15)	(16)	—	—

65	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

5. Changes in Units Outstanding - continued

	Personal Retirement		Freedom Lifetime Income
(in thousands)	2022	2021	2022	2021
Invesco - V.I. Global Core Equity Series I
Units Issued	12	25	—	—
Units Redeemed	(14)	(30)	—	—

Net Increase (Decrease)	(2)	(5)	—	—

Lazard - Retirement Emerging Markets Portfolio - Investor
Units Issued	52	58	—	—
Units Redeemed	(157)	(73)	—	—

Net Increase (Decrease)	(105)	(15)	—	—

PVIT - Commodity Real Return Strategy Portfolio - Administrative
Units Issued	1,443	584	—	—
Units Redeemed	(1,266)	(241)	—	—

Net Increase (Decrease)	177	343	—	—

PVIT - Low Duration Portfolio - Administrative
Units Issued	372	428	—	—
Units Redeemed	(691)	(873)	—	—

Net Increase (Decrease)	(319)	(445)	—	—

PVIT - Real Return Portfolio - Administrative
Units Issued	271	254	—	—
Units Redeemed	(357)	(155)	—	—

Net Increase (Decrease)	(86)	99	—	—

PVIT - Total Return Portfolio - Administrative
Units Issued	116	299	—	—
Units Redeemed	(663)	(592)	—	—

Net Increase (Decrease)	(547)	(293)	—	—

Blackrock - Global Allocation V.I. Fund - Class I
Units Issued	52	219	—	—
Units Redeemed	(189)	(144)	—	—

Net Increase (Decrease)	(137)	75	—	—

FTVIP - Templeton Global Bond Fund - Class 2
Units Issued	80	46	—	—
Units Redeemed	(126)	(151)	—	—

Net Increase (Decrease)	(46)	(105)	—	—

FTVIP - Franklin U.S. Gov’t Securities Fund - Class 2
Units Issued	207	218	—	—
Units Redeemed	(312)	(257)	—	—

Net Increase (Decrease)	(105)	(39)	—	—

			Growth and
			Guaranteed Income
(in thousands)			2022	2021
VIP - Government Money Market Investor Class
Units Issued			522	283
Units Redeemed			(458)	(325)

Net Increase (Decrease)			64	(42)

VIP - Balanced Investor Class
Units Issued			3	24
Units Redeemed			(321)	(234)

Net Increase (Decrease)			(318)	(211)

VIP - FundsManager 60% Investor Class
Units Issued			—	—
Units Redeemed			(362)	(216)

Net Increase (Decrease)			(362)	(216)

66	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values

A summary of unit values, units outstanding, income and expense ratios, investment income ratio, and total return for each of the five years in the period ended December 31:

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Government Money Market Initial Class
2022	1,150	$21.08	$20.10	$24,234	0.80%	1.00%	1.45%	0.64%		0.43%
2021	957	$20.95	$20.01	$20,037	0.80%	1.00%	0.01%	(0.79%	)	(1.00%	)
2020	1,076	$21.11	$20.21	$22,707	0.80%	1.00%	0.29%	(0.49%	)	(0.69%	)
2019	970	$21.22	$20.35	$20,554	0.80%	1.00%	2.00%	1.20%		1.00%
2018	1,058	$20.97	$20.15	$22,146	0.80%	1.00%	1.65%	0.83%		0.63%
VIP - Government Money Market Investor Class
2022	19,649	$10.54	$9.03	$216,580	0.10%	1.25%	1.54%	1.31%		0.16%
2021	14,027	$10.40	$9.01	$153,039	0.10%	1.25%	0.01%	(0.09%	)	(1.24%	)
2020	16,129	$10.41	$9.13	$176,561	0.10%	1.25%	0.26%	0.21%		(0.95%	)
2019	13,479	$10.39	$9.22	$147,397	0.10%	1.25%	1.96%	1.89%		0.72%
2018	12,508	$10.20	$9.15	$134,458	0.10%	1.25%	1.63%	1.53%		0.35%
VIP - High Income Initial Class
2022	77	$55.69	$53.10	$4,258	0.80%	1.00%	4.99%	(12.09%	)	(12.26%	)
2021	88	$63.35	$60.52	$5,580	0.80%	1.00%	5.23%	3.58%		3.37%
2020	97	$61.16	$58.55	$5,892	0.80%	1.00%	4.85%	1.92%		1.72%
2019	114	$60.01	$57.56	$6,779	0.80%	1.00%	5.12%	14.18%		13.96%
2018	124	$52.55	$50.51	$6,437	0.80%	1.00%	5.38%	(4.06%	)	(4.26%	)
VIP - High Income Investor Class
2022	1,483	$16.53	$25.80	$27,139	0.10%	0.25%	4.81%	(11.56%	)	(11.69%	)
2021	1,757	$18.69	$29.22	$36,671	0.10%	0.25%	5.34%	4.52%		4.36%
2020	1,751	$17.88	$27.99	$35,614	0.10%	0.25%	4.87%	2.64%		2.48%
2019	2,005	$17.42	$27.32	$39,854	0.10%	0.25%	5.23%	14.83%		14.65%
2018	1,950	$15.17	$23.83	$34,203	0.10%	0.25%	5.35%	(3.60%	)	(3.74%	)
VIP - Equity-Income Initial Class
2022	246	$165.17	$157.48	$40,502	0.80%	1.00%	1.84%	(5.72%	)	(5.91%	)
2021	280	$175.18	$167.37	$48,795	0.80%	1.00%	1.89%	23.89%		23.65%
2020	298	$141.40	$135.36	$41,997	0.80%	1.00%	1.83%	5.84%		5.62%
2019	328	$133.60	$128.15	$43,571	0.80%	1.00%	2.00%	26.42%		26.17%
2018	363	$105.67	$101.57	$38,246	0.80%	1.00%	2.24%	(9.03%	)	(9.21%	)
VIP - Equity-Income Investor Class
2022	1,619	$35.78	$52.41	$55,573	0.10%	0.25%	1.90%	(5.11%	)	(5.26%	)
2021	1,632	$37.71	$55.32	$59,322	0.10%	0.25%	1.90%	24.71%		24.52%
2020	1,476	$30.24	$44.42	$42,707	0.10%	0.25%	1.81%	6.47%		6.31%
2019	1,485	$28.40	$41.79	$40,260	0.10%	0.25%	1.96%	27.22%		27.03%
2018	1,519	$22.32	$32.90	$32,271	0.10%	0.25%	2.11%	(8.47%	)	(8.60%	)
VIP - Growth Initial Class
2022	221	$260.60	$248.48	$57,602	0.80%	1.00%	0.62%	(25.06%	)	(25.21%	)
2021	250	$347.74	$332.23	$86,851	0.80%	1.00%	0.00%	22.23%		21.98%
2020	263	$284.50	$272.36	$74,751	0.80%	1.00%	0.07%	42.74%		42.45%
2019	284	$199.32	$191.20	$56,557	0.80%	1.00%	0.26%	33.24%		32.97%
2018	314	$149.59	$143.79	$46,927	0.80%	1.00%	0.24%	(0.97%	)	(1.17%	)
VIP - Growth Investor Class
2022	997	$54.72	$78.28	$53,077	0.10%	0.25%	0.54%	(24.59%	)	(24.70%	)
2021	1,076	$72.56	$103.96	$76,009	0.10%	0.25%	0.00%	23.00%		22.82%
2020	1,061	$58.99	$84.64	$61,214	0.10%	0.25%	0.06%	43.64%		43.42%
2019	986	$41.07	$59.02	$39,055	0.10%	0.25%	0.18%	34.07%		33.87%
2018	1,107	$30.63	$44.09	$32,858	0.10%	0.25%	0.16%	(0.34%	)	(0.49%	)
VIP - Overseas Initial Class
2022	111	$59.42	$56.66	$6,589	0.80%	1.00%	1.05%	(25.09%	)	(25.24%	)
2021	124	$79.32	$75.78	$9,809	0.80%	1.00%	0.53%	18.74%		18.50%
2020	127	$66.80	$63.95	$8,508	0.80%	1.00%	0.43%	14.69%		14.46%
2019	142	$58.25	$55.88	$8,259	0.80%	1.00%	1.66%	26.74%		26.49%
2018	167	$45.96	$44.17	$7,665	0.80%	1.00%	1.51%	(15.49%	)	(15.66%	)

67	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Overseas Investor Class
2022	904	$20.27	$27.75	$18,540	0.10%	0.25%	1.00%	(24.62%	)	(24.73%	)
2021	969	$26.89	$36.87	$26,348	0.10%	0.25%	0.49%	19.51%		19.33%
2020	903	$22.50	$30.89	$20,602	0.10%	0.25%	0.35%	15.38%		15.21%
2019	1,081	$19.50	$26.82	$21,373	0.10%	0.25%	1.67%	27.61%		27.42%
2018	1,159	$15.28	$21.05	$18,043	0.10%	0.25%	1.38%	(14.98%	)	(15.11%	)
VIP - Investment Grade Bond Initial Class
2022	270	$42.95	$40.95	$11,509	0.80%	1.00%	2.17%	(13.65%	)	(13.82%	)
2021	320	$49.74	$47.52	$15,822	0.80%	1.00%	2.00%	(1.40%	)	(1.60%	)
2020	364	$50.44	$48.29	$18,270	0.80%	1.00%	2.16%	8.52%		8.30%
2019	354	$46.48	$44.59	$16,342	0.80%	1.00%	2.72%	8.79%		8.57%
2018	368	$42.73	$41.07	$15,630	0.80%	1.00%	2.36%	(1.33%	)	(1.53%	)
VIP - Investment Grade Bond Investor Class
2022	4,075	$12.99	$16.51	$59,176	0.10%	0.25%	2.17%	(13.06%	)	(13.15%	)
2021	4,655	$14.94	$19.01	$78,013	0.10%	0.25%	2.00%	(0.74%	)	(0.89%	)
2020	5,485	$15.05	$19.18	$92,809	0.10%	0.25%	2.32%	9.22%		9.06%
2019	4,597	$13.78	$17.59	$72,449	0.10%	0.25%	2.84%	9.56%		9.40%
2018	3,986	$12.58	$16.08	$58,333	0.10%	0.25%	2.35%	(0.67%	)	(0.82%	)
VIP - Asset Manager Initial Class
2022	299	$69.92	$66.66	$20,906	0.80%	1.00%	2.05%	(15.61%	)	(15.79%	)
2021	321	$82.85	$79.16	$26,545	0.80%	1.00%	1.58%	9.04%		8.82%
2020	355	$75.99	$72.74	$26,872	0.80%	1.00%	1.52%	13.95%		13.72%
2019	381	$66.68	$63.97	$25,322	0.80%	1.00%	1.74%	17.30%		17.07%
2018	425	$56.85	$54.64	$24,130	0.80%	1.00%	1.67%	(6.11%	)	(6.30%	)
VIP - Asset Manager Investor Class
2022	1,029	$20.62	$28.82	$22,790	0.10%	0.25%	2.00%	(15.10%	)	(15.22%	)
2021	1,105	$24.29	$34.00	$28,968	0.10%	0.25%	1.50%	9.74%		9.58%
2020	1,192	$22.13	$31.02	$28,373	0.10%	0.25%	1.49%	14.65%		14.48%
2019	1,284	$19.30	$27.10	$26,975	0.10%	0.25%	1.79%	18.02%		17.84%
2018	1,283	$16.36	$23.00	$22,835	0.10%	0.25%	1.65%	(5.49%	)	(5.63%	)
VIP - Index 500 Initial Class
2022	7,089	$43.76	$118.27	$342,362	0.10%	1.00%	1.49%	(18.30%	)	(19.03%	)
2021	6,845	$53.56	$146.07	$410,684	0.10%	1.00%	1.26%	28.45%		27.29%
2020	6,795	$41.70	$114.75	$321,729	0.10%	1.00%	1.76%	18.12%		17.05%
2019	7,813	$35.30	$98.03	$314,046	0.10%	1.00%	2.00%	31.22%		30.04%
2018	7,216	$26.90	$75.39	$225,894	0.10%	1.00%	1.87%	(4.59%	)	(5.45%	)
VIP - Asset Manager: Growth Initial Class
2022	126	$50.34	$48.00	$6,310	0.80%	1.00%	1.76%	(17.54%	)	(17.71%)
2021	145	$61.05	$58.32	$8,783	0.80%	1.00%	1.41%	13.05%		12.82%
2020	151	$54.00	$51.70	$8,144	0.80%	1.00%	1.13%	16.32%		16.09%
2019	161	$46.42	$44.53	$7,456	0.80%	1.00%	1.57%	21.84%		21.60%
2018	169	$38.10	$36.62	$6,412	0.80%	1.00%	1.43%	(8.39%	)	(8.58%	)
VIP - Asset Manager: Growth Investor Class
2022	395	$24.26	$34.97	$10,339	0.10%	0.25%	1.77%	(17.01%	)	(17.15%	)
2021	402	$29.23	$42.21	$12,641	0.10%	0.25%	1.41%	13.77%		13.60%
2020	394	$25.69	$37.15	$10,957	0.10%	0.25%	1.04%	17.08%		16.90%
2019	406	$21.95	$31.78	$9,677	0.10%	0.25%	1.55%	22.58%		22.39%
2018	403	$17.90	$25.97	$7,808	0.10%	0.25%	1.27%	(7.82%	)	(7.96%	)
VIP - Contrafund Initial Class
2022	809	$140.20	$133.68	$113,088	0.80%	1.00%	0.50%	(26.90%	)	(27.05%	)
2021	876	$191.79	$183.24	$167,541	0.80%	1.00%	0.06%	26.81%		26.56%
2020	923	$151.24	$144.79	$139,235	0.80%	1.00%	0.25%	29.52%		29.26%
2019	990	$116.77	$112.02	$115,354	0.80%	1.00%	0.46%	30.53%		30.26%
2018	1,087	$89.46	$85.99	$97,057	0.80%	1.00%	0.70%	(7.13%	)	(7.32%	)
VIP - Contrafund Investor Class
2022	4,247	$38.69	$58.40	$169,789	0.10%	0.25%	0.43%	(26.45%	)	(26.57%	)
2021	4,469	$52.60	$79.53	$242,968	0.10%	0.25%	0.05%	27.62%		27.42%
2020	4,518	$41.22	$62.41	$193,861	0.10%	0.25%	0.18%	30.35%		30.15%
2019	4,873	$31.62	$47.95	$161,548	0.10%	0.25%	0.39%	31.36%		31.16%
2018	4,942	$24.07	$36.56	$125,306	0.10%	0.25%	0.64%	(6.59%	)	(6.73%	)

68	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Balanced Initial Class
2022	291	$46.65	$44.48	$13,540	0.80%	1.00%	1.26%	(18.60%	)	(18.76%	)
2021	319	$57.31	$54.75	$18,230	0.80%	1.00%	0.92%	17.32%		17.08%
2020	339	$48.85	$46.76	$16,423	0.80%	1.00%	1.44%	21.41%		21.16%
2019	364	$40.24	$38.60	$14,589	0.80%	1.00%	1.69%	23.51%		23.26%
2018	406	$32.58	$31.31	$13,180	0.80%	1.00%	1.46%	(4.99%	)	(5.18%	)
VIP - Balanced Investor Class
2022	8,703	$29.46	$39.55	$266,472	0.10%	1.40%	1.19%	(18.12%	)	(19.17%	)
2021	9,046	$35.98	$48.93	$336,919	0.10%	1.40%	0.89%	18.06%		16.52%
2020	8,785	$30.48	$41.99	$277,385	0.10%	1.40%	1.39%	22.23%		20.64%
2019	8,928	$24.93	$34.81	$231,985	0.10%	1.40%	1.68%	24.26%		22.64%
2018	9,166	$20.07	$28.38	$191,812	0.10%	1.40%	1.39%	(4.37%	)	(5.63%	)
VIP - Dynamic Capital Appreciation Initial Class
2022	30	$51.98	$50.00	$1,578	0.80%	1.00%	0.30%	(21.50%	)	(21.66%	)
2021	32	$66.22	$63.82	$2,158	0.80%	1.00%	0.40%	23.63%		23.38%
2020	35	$53.56	$51.73	$1,902	0.80%	1.00%	0.23%	32.54%		32.27%
2019	42	$40.41	$39.11	$1,666	0.80%	1.00%	0.60%	29.04%		28.78%
2018	53	$31.32	$30.37	$1,643	0.80%	1.00%	0.58%	(5.65%	)	(5.84%	)
VIP - Dynamic Capital Appreciation Investor Class
2022	236	$44.32	$69.64	$10,846	0.10%	0.25%	0.23%	(20.97%	)	(21.08%	)
2021	290	$56.08	$88.25	$16,776	0.10%	0.25%	0.34%	24.33%		24.15%
2020	293	$45.10	$71.08	$13,703	0.10%	0.25%	0.16%	33.40%		33.20%
2019	272	$33.81	$53.36	$9,615	0.10%	0.25%	0.54%	29.94%		29.74%
2018	274	$26.02	$41.13	$7,503	0.10%	0.25%	0.47%	(5.09%	)	(5.24%	)
VIP - Growth & Income Initial Class
2022	273	$59.05	$56.30	$16,062	0.80%	1.00%	1.59%	(5.71%	)	(5.90%	)
2021	301	$62.62	$59.83	$18,746	0.80%	1.00%	2.38%	24.94%		24.69%
2020	316	$50.12	$47.98	$15,803	0.80%	1.00%	2.13%	6.98%		6.77%
2019	352	$46.85	$44.94	$16,445	0.80%	1.00%	3.61%	29.01%		28.75%
2018	389	$36.32	$34.91	$14,065	0.80%	1.00%	0.35%	(9.71%	)	(9.90%	)
VIP - Growth & Income Investor Class
2022	834	$41.78	$56.71	$34,095	0.10%	0.25%	1.69%	(5.10%	)	(5.24%	)
2021	762	$44.03	$59.85	$32,883	0.10%	0.25%	2.41%	25.67%		25.48%
2020	738	$35.03	$47.69	$25,277	0.10%	0.25%	2.05%	7.65%		7.49%
2019	835	$32.54	$44.37	$26,631	0.10%	0.25%	3.45%	29.85%		29.65%
2018	841	$25.06	$34.22	$20,567	0.10%	0.25%	0.27%	(9.15%	)	(9.28%	)
VIP - Growth Opportunities Initial Class
2022	233	$59.42	$56.66	$13,789	0.80%	1.00%	—	(38.64%	)	(38.77%	)
2021	304	$96.85	$92.53	$29,335	0.80%	1.00%	—	11.05%		10.82%
2020	320	$87.21	$83.49	$27,853	0.80%	1.00%	0.01%	67.31%		66.97%
2019	307	$52.13	$50.00	$15,978	0.80%	1.00%	0.15%	39.71%		39.43%
2018	287	$37.31	$35.86	$10,656	0.80%	1.00%	0.12%	11.56%		11.33%
VIP - Growth Opportunities Investor Class
2022	933	$59.56	$97.71	$53,464	0.10%	0.25%	—	(38.27%	)	(38.36%	)
2021	1,120	$96.48	$158.51	$104,067	0.10%	0.25%	—	11.75%		11.59%
2020	1,157	$86.33	$142.05	$96,747	0.10%	0.25%	0.01%	68.35%		68.10%
2019	968	$51.28	$84.50	$47,853	0.10%	0.25%	0.10%	40.57%		40.36%
2018	743	$36.48	$60.20	$26,232	0.10%	0.25%	0.10%	12.29%		12.12%
VIP - Mid Cap Initial Class
2022	386	$63.47	$60.64	$24,373	0.80%	1.00%	0.50%	(15.43%	)	(15.59%	)
2021	408	$75.05	$71.84	$30,493	0.80%	1.00%	0.62%	24.60%		24.35%
2020	424	$60.23	$57.77	$25,462	0.80%	1.00%	0.65%	17.24%		17.00%
2019	496	$51.37	$49.38	$25,328	0.80%	1.00%	0.85%	22.46%		22.21%
2018	560	$41.95	$40.40	$23,422	0.80%	1.00%	0.62%	(15.23%	)	(15.40%	)
VIP - Mid Cap Investor Class
2022	1,624	$30.15	$53.16	$54,232	0.10%	0.25%	0.46%	(14.92%	)	(15.04%	)
2021	1,615	$35.44	$62.57	$63,540	0.10%	0.25%	0.55%	25.41%		25.23%
2020	1,584	$28.26	$49.97	$50,660	0.10%	0.25%	0.57%	17.96%		17.78%
2019	1,981	$23.95	$42.43	$53,701	0.10%	0.25%	0.80%	23.23%		23.04%
2018	2,158	$19.44	$34.48	$48,005	0.10%	0.25%	0.56%	(14.68%	)	(14.81%	)

69	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Value Strategies Initial Class
2022	114	$42.14	$40.54	$4,791	0.80%	1.00%	1.02%	(7.77%	)	(7.95%	)
2021	135	$45.69	$44.04	$6,148	0.80%	1.00%	1.53%	32.53%		32.26%
2020	108	$34.48	$33.30	$3,697	0.80%	1.00%	1.42%	7.39%		7.17%
2019	100	$32.10	$31.07	$3,176	0.80%	1.00%	1.67%	33.45%		33.18%
2018	113	$24.06	$23.33	$2,698	0.80%	1.00%	0.95%	(17.98%	)	(18.15%	)
VIP - Value Strategies Investor Class
2022	501	$36.45	$74.63	$18,509	0.10%	0.25%	0.98%	(7.19%	)	(7.33%	)
2021	574	$39.27	$80.54	$22,829	0.10%	0.25%	1.44%	33.35%		33.15%
2020	406	$29.45	$60.49	$12,192	0.10%	0.25%	1.52%	8.16%		7.99%
2019	289	$27.23	$56.01	$8,177	0.10%	0.25%	1.67%	34.14%		33.94%
2018	307	$20.30	$41.82	$6,524	0.10%	0.25%	0.86%	(17.45%	)	(17.58%	)
VIP - Utilities Initial Class
2022	176	$41.51	$39.75	$7,297	0.80%	1.00%	2.18%	4.59%		4.37%
2021	50	$39.69	$38.09	$1,949	0.80%	1.00%	1.86%	16.56%		16.32%
2020	57	$34.05	$32.74	$1,929	0.80%	1.00%	2.33%	(0.98%	)	(1.18%	)
2019	102	$34.39	$33.13	$3,508	0.80%	1.00%	2.18%	22.20%		21.95%
2018	92	$28.14	$27.17	$2,559	0.80%	1.00%	2.20%	7.94%		7.72%
VIP - Utilities Investor Class
2022	445	$36.63	$45.18	$17,683	0.10%	0.25%	1.50%	5.29%		5.12%
2021	371	$34.79	$42.98	$14,028	0.10%	0.25%	1.75%	17.25%		17.08%
2020	395	$29.67	$36.71	$12,881	0.10%	0.25%	2.46%	(0.36%	)	(0.51%	)
2019	533	$29.78	$36.90	$17,297	0.10%	0.25%	2.25%	23.01%		22.83%
2018	369	$24.21	$30.04	$9,944	0.10%	0.25%	2.00%	8.55%		8.39%
VIP - Technology Initial Class
2022	270	$69.59	$66.65	$18,819	0.80%	1.00%	0.00%	(36.37%	)	(36.50%	)
2021	370	$109.36	$104.95	$40,419	0.80%	1.00%	—	27.14%		26.88%
2020	416	$86.02	$82.71	$35,656	0.80%	1.00%	0.08%	63.63%		63.30%
2019	439	$52.57	$50.65	$22,999	0.80%	1.00%	0.46%	50.11%		49.81%
2018	425	$35.02	$33.81	$14,888	0.80%	1.00%	—	(8.36%	)	(8.55%	)
VIP - Technology Investor Class
2022	1,166	$62.45	$143.38	$80,511	0.10%	0.25%	0.00%	(35.94%	)	(36.03%	)
2021	1,273	$97.48	$224.15	$136,899	0.10%	0.25%	—	27.94%		27.74%
2020	1,285	$76.20	$175.47	$110,892	0.10%	0.25%	0.06%	64.60%		64.35%
2019	1,141	$46.29	$106.76	$60,750	0.10%	0.25%	0.39%	51.11%		50.89%
2018	1,152	$30.64	$70.76	$41,014	0.10%	0.25%	—	(7.77%	)	(7.91%	)
VIP - Energy Initial Class
2022	204	$36.43	$34.89	$7,369	0.80%	1.00%	2.50%	61.87%		61.56%
2021	106	$22.51	$21.60	$2,384	0.80%	1.00%	2.77%	54.11%		53.80%
2020	81	$14.60	$14.04	$1,192	0.80%	1.00%	2.73%	(33.31%	)	(33.44%	)
2019	82	$21.90	$21.10	$1,806	0.80%	1.00%	2.02%	9.20%		8.98%
2018	97	$20.05	$19.36	$1,942	0.80%	1.00%	0.90%	(25.19%	)	(25.34%	)
VIP - Energy Investor Class
2022	1,342	$20.48	$30.15	$29,036	0.10%	0.25%	2.47%	62.96%		62.72%
2021	1,056	$12.57	$18.53	$14,012	0.10%	0.25%	2.69%	55.00%		54.77%
2020	465	$8.11	$11.97	$3,982	0.10%	0.25%	2.71%	(32.87%	)	(32.97%	)
2019	439	$12.08	$17.86	$5,610	0.10%	0.25%	1.85%	9.87%		9.71%
2018	547	$10.99	$16.28	$6,355	0.10%	0.25%	0.82%	(24.73%	)	(24.84%	)
VIP - Health Care Initial Class
2022	184	$69.47	$66.53	$12,733	0.80%	1.00%	0.00%	(13.10%	)	(13.28%	)
2021	208	$79.94	$76.72	$16,599	0.80%	1.00%	0.09%	10.84%		10.62%
2020	221	$72.13	$69.36	$15,973	0.80%	1.00%	0.54%	20.61%		20.36%
2019	232	$59.80	$57.62	$13,867	0.80%	1.00%	0.23%	27.34%		27.09%
2018	278	$46.96	$45.34	$13,057	0.80%	1.00%	0.20%	6.99%		6.77%
VIP - Health Care Investor Class
2022	998	$62.36	$90.40	$63,661	0.10%	0.25%	0.00%	(12.58%	)	(12.71%	)
2021	1,058	$71.33	$103.56	$77,197	0.10%	0.25%	0.07%	11.54%		11.38%
2020	1,066	$63.95	$92.98	$70,414	0.10%	0.25%	0.51%	21.37%		21.18%
2019	1,047	$52.69	$76.73	$57,329	0.10%	0.25%	0.15%	28.16%		27.97%
2018	1,246	$41.11	$59.96	$53,342	0.10%	0.25%	0.13%	7.61%		7.45%

70	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Financial Services Initial Class
2022	45	$23.04	$22.07	$1,036	0.80%	1.00%	1.29%	(9.07%	)	(9.24%	)
2021	72	$25.34	$24.32	$1,826	0.80%	1.00%	2.01%	32.13%		31.86%
2020	68	$19.18	$18.44	$1,304	0.80%	1.00%	2.30%	(0.04%	)	(0.25%	)
2019	79	$19.19	$18.49	$1,526	0.80%	1.00%	1.82%	33.25%		32.99%
2018	120	$14.40	$13.90	$1,721	0.80%	1.00%	1.01%	(16.41%	)	(16.58%	)
VIP - Financial Services Investor Class
2022	632	$32.89	$51.03	$16,983	0.10%	0.25%	1.87%	(8.46%	)	(8.60%	)
2021	815	$35.93	$55.83	$24,906	0.10%	0.25%	1.87%	33.00%		32.80%
2020	571	$27.01	$42.04	$12,902	0.10%	0.25%	2.47%	0.53%		0.38%
2019	716	$26.87	$41.88	$15,671	0.10%	0.25%	1.98%	34.15%		33.95%
2018	826	$20.03	$31.27	$13,402	0.10%	0.25%	1.07%	(15.90%	)	(16.03%	)
VIP - Industrials Initial Class
2022	30	$59.83	$57.30	$1,808	0.80%	1.00%	0.17%	(11.02%	)	(11.20%	)
2021	31	$67.24	$64.53	$2,099	0.80%	1.00%	0.00%	16.15%		15.92%
2020	36	$57.89	$55.67	$2,066	0.80%	1.00%	0.56%	11.41%		11.19%
2019	43	$51.96	$50.06	$2,239	0.80%	1.00%	1.07%	27.12%		26.86%
2018	55	$40.87	$39.46	$2,228	0.80%	1.00%	0.68%	(15.80%	)	(15.97%	)
VIP - Industrials Investor Class
2022	398	$35.48	$61.76	$15,219	0.10%	0.25%	0.12%	(10.50%	)	(10.64%	)
2021	406	$39.64	$69.11	$17,242	0.10%	0.25%	—	16.91%		16.74%
2020	381	$33.91	$59.21	$14,282	0.10%	0.25%	0.49%	12.08%		11.91%
2019	435	$30.25	$52.90	$14,591	0.10%	0.25%	1.00%	27.96%		27.77%
2018	491	$23.64	$41.41	$12,913	0.10%	0.25%	0.67%	(15.27%	)	(15.40%	)
VIP - Consumer Discretionary Initial Class
2022	33	$40.12	$38.43	$1,325	0.80%	1.00%	0.00%	(35.16%	)	(35.28%	)
2021	51	$61.88	$59.38	$3,171	0.80%	1.00%	—	18.45%		18.21%
2020	50	$52.24	$50.23	$2,583	0.80%	1.00%	0.12%	35.06%		34.79%
2019	65	$38.68	$37.27	$2,534	0.80%	1.00%	0.32%	26.18%		25.92%
2018	80	$30.65	$29.60	$2,456	0.80%	1.00%	0.32%	(1.88%	)	(2.08%	)
VIP - Consumer Discretionary Investor Class
2022	404	$39.42	$70.90	$16,022	0.10%	0.25%	0.00%	(34.77%	)	(34.86%	)
2021	465	$60.43	$108.85	$28,276	0.10%	0.25%	—	19.20%		19.02%
2020	435	$50.70	$91.45	$22,275	0.10%	0.25%	0.09%	35.86%		35.66%
2019	430	$37.32	$67.41	$16,181	0.10%	0.25%	0.24%	27.00%		26.81%
2018	520	$29.38	$53.16	$15,422	0.10%	0.25%	0.24%	(1.26%	)	(1.41%	)
VIP - Real Estate Initial Class
2022	69	$37.35	$35.92	$2,564	0.80%	1.00%	1.32%	(28.09%	)	(28.25%	)
2021	68	$51.94	$50.06	$3,557	0.80%	1.00%	1.17%	37.88%		37.60%
2020	65	$37.67	$36.38	$2,470	0.80%	1.00%	2.13%	(7.30%	)	(7.49%	)
2019	72	$40.64	$39.32	$2,919	0.80%	1.00%	1.67%	22.23%		21.99%
2018	87	$33.24	$32.24	$2,881	0.80%	1.00%	2.75%	(6.98%	)	(7.17%	)
VIP - Real Estate Investor Class
2022	646	$22.42	$53.92	$15,277	0.10%	0.25%	1.20%	(27.65%	)	(27.76%	)
2021	741	$30.99	$74.64	$24,214	0.10%	0.25%	1.23%	38.78%		38.57%
2020	582	$22.33	$53.86	$13,974	0.10%	0.25%	2.03%	(6.70%	)	(6.85%	)
2019	680	$23.93	$57.82	$17,456	0.10%	0.25%	1.72%	23.02%		22.84%
2018	693	$19.46	$47.07	$14,584	0.10%	0.25%	2.75%	(6.43%	)	(6.57%	)
VIP - Strategic Income Initial Class
2022	189	$20.89	$20.12	$3,919	0.80%	1.00%	3.41%	(11.98%	)	(12.15%	)
2021	223	$23.73	$22.90	$5,266	0.80%	1.00%	2.59%	2.91%		2.70%
2020	233	$23.06	$22.30	$5,343	0.80%	1.00%	3.22%	6.65%		6.44%
2019	256	$21.62	$20.95	$5,493	0.80%	1.00%	3.01%	10.00%		9.78%
2018	309	$19.66	$19.08	$6,061	0.80%	1.00%	3.52%	(3.35%	)	(3.55%	)
VIP - Strategic Income Investor Class
2022	3,103	$14.88	$21.38	$53,511	0.10%	0.25%	3.54%	(11.40%	)	(11.56%	)
2021	3,456	$16.80	$24.18	$67,303	0.10%	0.25%	2.61%	3.62%		3.46%
2020	3,396	$16.21	$23.37	$65,259	0.10%	0.25%	3.11%	7.40%		7.24%
2019	4,116	$15.09	$21.79	$73,540	0.10%	0.25%	3.34%	10.78%		10.62%
2018	4,089	$13.62	$19.70	$67,119	0.10%	0.25%	3.41%	(2.72%	)	(2.86%	)

71	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - International Capital Appreciation Initial Class
2022	76	$23.59	$22.78	$1,787	0.80%	1.00%	0.26%	(27.00%	)	(27.12%	)
2021	85	$32.31	$31.26	$2,742	0.80%	1.00%	0.00%	11.44%		11.22%
2020	92	$29.00	$28.10	$2,683	0.80%	1.00%	0.32%	21.26%		21.01%
2019	94	$23.91	$23.22	$2,254	0.80%	1.00%	0.54%	32.26%		32.00%
2018	110	$18.08	$17.59	$2,000	0.80%	1.00%	0.63%	(13.45%	)	(13.63%	)
VIP - International Capital Appreciation Investor Class
2022	1,077	$25.77	$48.67	$27,633	0.10%	0.25%	0.18%	(26.51%	)	(26.63%	)
2021	1,165	$35.07	$66.34	$40,668	0.10%	0.25%	—	12.13%		11.96%
2020	1,168	$31.27	$59.25	$36,305	0.10%	0.25%	0.27%	22.02%		21.83%
2019	1,157	$25.63	$48.63	$29,593	0.10%	0.25%	0.46%	33.02%		32.82%
2018	1,175	$19.27	$36.61	$22,511	0.10%	0.25%	0.60%	(12.89%	)	(13.02%	)
VIP - Value Initial Class
2022	83	$33.05	$31.91	$2,724	0.80%	1.00%	1.29%	(4.89%	)	-5.06%
2021	71	$34.75	$33.61	$2,429	0.80%	1.00%	1.63%	29.11%		28.85%
2020	72	$26.91	$26.08	$1,929	0.80%	1.00%	1.45%	5.41%		5.19%
2019	89	$25.53	$24.80	$2,259	0.80%	1.00%	1.75%	31.07%		30.81%
2018	101	$19.48	$18.96	$1,968	0.80%	1.00%	1.08%	(14.53%	)	(14.71%	)
VIP - Value Investor Class
2022	741	$38.60	$66.83	$27,883	0.10%	0.25%	1.28%	(4.22%	)	(4.37%	)
2021	617	$40.30	$69.89	$24,153	0.10%	0.25%	1.68%	29.85%		29.66%
2020	520	$31.04	$53.90	$15,689	0.10%	0.25%	1.43%	6.09%		5.93%
2019	593	$29.25	$50.88	$17,039	0.10%	0.25%	1.75%	31.88%		31.68%
2018	580	$22.18	$38.64	$12,706	0.10%	0.25%	1.07%	(13.96%	)	(14.09%	)
VIP - Freedom Income Initial Class
2022	52	$16.56	16.56	$862	0.80%	0.80%	2.29%	(12.76%	)	(12.76%	)
2021	55	$18.98	18.98	$1,052	0.80%	0.80%	1.07%	2.52%		2.52%
2020	50	$18.52	$18.52	$923	0.80%	0.80%	1.17%	9.59%		9.59%
2019	62	$16.90	$16.90	$1,049	0.80%	0.80%	2.10%	11.05%		11.05%
2018	69	$15.21	$15.21	$1,056	0.80%	0.80%	1.72%	(2.75%	)	(2.75%	)
VIP - Investor Freedom Income Investor Class
2022	183	$15.08	$18.35	$3,107	0.10%	0.25%	2.06%	(12.09%	)	(12.26%	)
2021	272	$17.15	$20.91	$5,317	0.10%	0.25%	1.14%	3.18%		3.03%
2020	267	$16.63	$20.30	$5,013	0.10%	0.25%	1.26%	10.29%		10.12%
2019	291	$15.07	$18.43	$4,757	0.10%	0.25%	2.34%	11.91%		11.74%
2018	249	$13.47	$16.50	$3,719	0.10%	0.25%	1.52%	(2.13%	)	(2.28%	)
VIP - Freedom 2005 Initial Class
2022	41	$18.60	$18.60	$763	0.80%	0.80%	2.29%	(13.09%	)	(13.09%	)
2021	46	$21.40	$21.40	$988	0.80%	0.80%	1.09%	3.26%		3.26%
2020	47	$20.73	$20.73	$977	0.80%	0.80%	1.31%	10.36%		10.36%
2019	49	$18.78	$18.78	$913	0.80%	0.80%	2.26%	12.90%		12.90%
2018	37	$16.64	$16.64	$612	0.80%	0.80%	1.70%	(3.74%	)	(3.74%	)
VIP - Investor Freedom 2005 Investor Class
2022	109	$17.36	$23.44	$2,127	0.10%	0.25%	2.09%	(12.49%	)	(12.61%	)
2021	125	$19.84	$26.82	$2,779	0.10%	0.25%	0.81%	3.99%		3.83%
2020	115	$19.08	$25.83	$2,532	0.10%	0.25%	1.13%	10.97%		10.80%
2019	190	$17.19	$23.32	$3,712	0.10%	0.25%	2.18%	13.77%		13.60%
2018	191	$15.11	$20.52	$3,296	0.10%	0.25%	1.72%	(3.13%	)	(3.28%	)
VIP - Freedom 2010 Initial Class
2022	42	$20.79	$20.79	$866	0.80%	0.80%	2.16%	(14.23%	)	(14.23%	)
2021	43	$24.24	$24.24	$1,044	0.80%	0.80%	0.96%	5.04%		5.04%
2020	50	$23.08	$23.08	$1,154	0.80%	0.80%	1.29%	11.59%		11.59%
2019	52	$20.68	$20.68	$1,079	0.80%	0.80%	2.35%	15.16%		15.16%
2018	45	$17.96	$17.96	$805	0.80%	0.80%	1.47%	(4.78%	)	(4.78%	)
VIP - Investor Freedom 2010 Investor Class
2022	219	$19.38	$26.65	$5,002	0.10%	0.25%	2.13%	(13.57%	)	(13.72%	)
2021	237	$22.42	$30.89	$6,273	0.10%	0.25%	1.06%	5.70%		5.54%
2020	221	$21.21	$29.27	$5,550	0.10%	0.25%	1.37%	12.29%		12.12%
2019	235	$18.89	$26.10	$5,211	0.10%	0.25%	2.16%	15.99%		15.81%
2018	237	$16.29	$22.54	$4,548	0.10%	0.25%	1.31%	(4.15%	)	(4.30%	)

72	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Freedom 2015 Initial Class
2022	46	$22.28	$22.28	$1,024	0.80%	0.80%	2.17%	(15.28%	)	(15.28%	)
2021	48	$26.30	$26.30	$1,267	0.80%	0.80%	1.08%	6.83%		6.83%
2020	52	$24.62	$24.62	$1,281	0.80%	0.80%	1.30%	12.93%		12.93%
2019	54	$21.80	$21.80	$1,184	0.80%	0.80%	1.94%	17.31%		17.31%
2018	55	$18.58	$18.58	$1,016	0.80%	0.80%	1.53%	(5.83%	)	(5.83%	)
VIP - Investor Freedom 2015 Investor Class
2022	415	$20.56	$28.63	$9,371	0.10%	0.25%	2.09%	(14.76%	)	(14.87%	)
2021	358	$24.12	$33.63	$9,637	0.10%	0.25%	1.01%	7.53%		7.37%
2020	352	$22.43	$31.32	$9,329	0.10%	0.25%	1.32%	13.59%		13.42%
2019	348	$19.75	$27.62	$8,176	0.10%	0.25%	2.12%	18.12%		17.94%
2018	357	$16.72	$23.42	$7,099	0.10%	0.25%	1.41%	(5.11%	)	(5.26%	)
VIP - Freedom 2020 Initial Class
2022	83	$23.26	$23.26	$1,929	0.80%	0.80%	2.18%	(16.36%	)	(16.36%	)
2021	100	$27.81	$27.81	$2,791	0.80%	0.80%	1.14%	8.60%		8.60%
2020	102	$25.61	$25.61	$2,606	0.80%	0.80%	1.26%	14.14%		14.14%
2019	117	$22.44	$22.44	$2,630	0.80%	0.80%	1.94%	19.17%		19.17%
2018	136	$18.83	$18.83	$2,562	0.80%	0.80%	1.40%	(6.62%	)	(6.62%	)
VIP - Investor Freedom 2020 Investor Class
2022	639	$22.09	$31.97	$15,606	0.10%	0.25%	2.04%	(15.93%	)	(16.03%	)
2021	730	$26.27	$38.08	$21,149	0.10%	0.25%	0.95%	9.43%		9.26%
2020	882	$24.01	$34.85	$23,227	0.10%	0.25%	1.10%	14.84%		14.67%
2019	1,126	$20.91	$30.39	$25,613	0.10%	0.25%	2.11%	19.99%		19.81%
2018	1,112	$17.42	$25.36	$21,257	0.10%	0.25%	1.46%	(6.04%	)	(6.18%	)
VIP - Freedom 2025 Initial Class
2022	69	$25.21	$25.21	$1,751	0.80%	0.80%	2.01%	(17.09%	)	(17.09%	)
2021	79	$30.41	$30.41	$2,413	0.80%	0.80%	1.05%	9.95%		9.95%
2020	79	$27.66	$27.66	$2,185	0.80%	0.80%	1.22%	15.02%		15.02%
2019	88	$24.04	$24.04	$2,106	0.80%	0.80%	2.31%	20.88%		20.88%
2018	78	$19.89	$19.89	$1,557	0.80%	0.80%	1.36%	(7.27%	)	(7.27%	)
VIP - Investor Freedom 2025 Investor Class
2022	641	$24.05	$35.24	$17,046	0.10%	0.25%	2.00%	(16.55%	)	(16.66%	)
2021	865	$28.82	$42.29	$27,168	0.10%	0.25%	1.24%	10.67%		10.51%
2020	752	$26.04	$38.27	$21,612	0.10%	0.25%	1.27%	15.76%		15.59%
2019	735	$22.49	$33.11	$18,513	0.10%	0.25%	2.12%	21.61%		21.43%
2018	670	$18.50	$27.26	$13,933	0.10%	0.25%	1.39%	(6.65%	)	(6.79%	)
VIP - Freedom 2030 Initial Class
2022	51	$26.27	$26.27	$1,334	0.80%	0.80%	2.00%	(17.53%	)	(17.53%	)
2021	49	$31.85	$31.85	$1,564	0.80%	0.80%	1.13%	11.47%		11.47%
2020	46	$28.57	$28.57	$1,304	0.80%	0.80%	1.09%	15.95%		15.95%
2019	71	$24.64	$24.64	$1,750	0.80%	0.80%	2.01%	23.43%		23.43%
2018	70	$19.96	$19.96	$1,406	0.80%	0.80%	1.39%	(8.52%	)	(8.52%	)
VIP - Investor Freedom 2030 Investor Class
2022	768	$25.89	$38.60	$21,357	0.10%	0.25%	1.93%	(17.00%	)	(17.13%	)
2021	728	$31.19	$46.58	$24,250	0.10%	0.25%	1.08%	12.14%		11.97%
2020	682	$27.82	$41.60	$20,180	0.10%	0.25%	1.22%	16.70%		16.53%
2019	669	$23.84	$35.70	$16,987	0.10%	0.25%	1.87%	24.30%		24.11%
2018	780	$19.18	$28.76	$15,833	0.10%	0.25%	1.38%	(7.97%	)	(8.11%	)
VIP - Freedom Lifetime Income I Initial Class
2022	62	$18.31	$18.31	$1,132	0.60%	0.60%	2.23%	(12.54%	)	(12.54%	)
2021	73	$20.94	$20.94	$1,524	0.60%	0.60%	1.01%	2.64%		2.64%
2020	79	$20.40	$20.40	$1,607	0.60%	0.60%	1.32%	9.78%		9.78%
2019	86	$18.58	$18.58	$1,593	0.60%	0.60%	2.17%	11.61%		11.61%
2018	92	$16.65	$16.65	$1,539	0.60%	0.60%	1.63%	(3.16%	)	(3.16%	)
VIP - Freedom Lifetime Income II Initial Class
2022	41	$21.18	$21.18	$869	0.60%	0.60%	2.15%	(14.34%	)	(14.34%	)
2021	44	$24.73	$24.73	$1,088	0.60%	0.60%	1.05%	5.63%		5.63%
2020	47	$23.41	$23.41	$1,104	0.60%	0.60%	1.33%	12.10%		12.10%
2019	50	$20.88	$20.88	$1,054	0.60%	0.60%	2.12%	15.88%		15.88%
2018	54	$18.02	$18.02	$974	0.60%	0.60%	1.54%	(4.53%	)	(4.53%	)

73	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Freedom Lifetime Income III Initial Class
2022	88	$24.45	$24.45	$2,151	0.60%	0.60%	2.02%	(16.54%	)	(16.54%	)
2021	93	$29.30	$29.30	$2,729	0.60%	0.60%	1.06%	9.12%		9.12%
2020	99	$26.85	$26.85	$2,647	0.60%	0.60%	1.27%	14.54%		14.54%
2019	104	$23.44	$23.44	$2,445	0.60%	0.60%	2.02%	19.72%		19.72%
2018	110	$19.58	$19.58	$2,160	0.60%	0.60%	1.42%	(6.25%	)	(6.25%	)
VIP - Disciplined Small Cap Initial Class
2022	43	$24.40	$23.59	$1,049	0.80%	1.00%	0.81%	(18.89%	)	(19.06%	)
2021	55	$30.08	$29.15	$1,626	0.80%	1.00%	0.39%	19.69%		19.45%
2020	54	$25.13	$24.40	$1,354	0.80%	1.00%	0.80%	17.50%		17.27%
2019	72	$21.39	$20.81	$1,546	0.80%	1.00%	1.02%	22.72%		22.47%
2018	83	$17.43	$16.99	$1,429	0.80%	1.00%	0.88%	(13.78%	)	(13.96%	)
VIP - Disciplined Small Cap Investor Class
2022	739	$33.55	$48.97	$23,041	0.10%	0.25%	0.78%	(18.36%	)	(18.49%	)
2021	760	$41.10	$60.08	$29,070	0.10%	0.25%	0.32%	20.50%		20.32%
2020	727	$34.11	$49.94	$22,784	0.10%	0.25%	0.75%	18.21%		18.03%
2019	838	$28.85	$42.31	$22,441	0.10%	0.25%	0.97%	23.43%		23.24%
2018	900	$23.38	$34.33	$19,491	0.10%	0.25%	0.75%	(13.18%	)	(13.31%	)
VIP - FundsManager 20% Investor Class
2022	3,812	$14.79	$14.74	$61,083	0.10%	1.00%	2.24%	(9.68%	)	(10.49%	)
2021	4,257	$16.38	$16.47	$75,816	0.10%	1.00%	1.06%	3.55%		2.62%
2020	3,857	$15.81	$16.05	$66,914	0.10%	1.00%	1.12%	8.10%		7.12%
2019	4,248	$14.63	$14.98	$67,736	0.10%	1.00%	2.00%	10.29%		9.30%
2018	3,871	$13.26	$13.71	$56,235	0.10%	1.00%	1.75%	(1.77%	)	(2.66%	)
VIP - FundsManager 50% Investor Class
2022	6,677	$20.55	$18.89	$141,775	0.10%	1.00%	1.97%	(14.01%	)	(14.78%	)
2021	7,299	$23.90	$22.17	$180,611	0.10%	1.00%	1.15%	9.91%		8.92%
2020	7,014	$21.74	$20.35	$158,401	0.10%	1.00%	1.17%	13.87%		12.84%
2019	7,057	$19.10	$18.04	$140,954	0.10%	1.00%	1.71%	17.77%		16.71%
2018	7,304	$16.21	$15.45	$124,124	0.10%	1.00%	1.43%	(5.30%	)	(6.16%	)
VIP - FundsManager 60% Investor Class
2022	7,810	$22.87	$26.34	$167,041	0.10%	1.40%	1.76%	(15.14%	)	(16.25%	)
2021	8,498	$26.95	$31.45	$214,965	0.10%	1.40%	1.13%	12.23%		10.77%
2020	8,313	$24.01	$28.39	$187,611	0.10%	1.40%	1.08%	15.01%		13.51%
2019	8,474	$20.88	$25.01	$166,765	0.10%	1.40%	1.53%	20.37%		18.80%
2018	8,991	$17.35	$21.05	$147,945	0.10%	1.40%	1.21%	(6.53%	)	(7.76%	)
VIP - FundsManager 70% Investor Class
2022	5,206	$25.10	$21.23	$128,432	0.10%	1.00%	1.64%	(15.75%	)	(16.51%	)
2021	5,180	$29.79	$25.43	$151,819	0.10%	1.00%	1.06%	14.41%		13.38%
2020	4,799	$26.04	$22.43	$122,970	0.10%	1.00%	0.95%	15.98%		14.93%
2019	5,004	$22.45	$19.51	$110,341	0.10%	1.00%	1.37%	22.54%		21.44%
2018	5,082	$18.32	$16.07	$91,834	0.10%	1.00%	1.01%	(7.59%	)	(8.42%	)
VIP - FundsManager 85% Investor Class
2022	2,109	$28.56	$22.77	$57,893	0.10%	1.00%	1.12%	(17.15%	)	(17.90%	)
2021	2,048	$34.47	$27.74	$67,739	0.10%	1.00%	0.97%	17.71%		16.65%
2020	2,142	$29.29	$23.78	$60,065	0.10%	1.00%	0.85%	17.34%		16.28%
2019	1,983	$24.96	$20.45	$47,706	0.10%	1.00%	1.15%	26.08%		24.95%
2018	2,183	$19.79	$16.36	$42,062	0.10%	1.00%	0.81%	(8.98%	)	(9.81%	)
VIP - Consumer Staples Initial Class
2022	36	$34.68	$33.60	$1,256	0.80%	1.00%	1.85%	(1.41%	)	(1.61%	)
2021	29	$35.17	$34.15	$1,040	0.80%	1.00%	1.79%	13.33%		13.10%
2020	37	$31.04	$30.19	$1,142	0.80%	1.00%	1.95%	10.88%		10.66%
2019	42	$27.99	$27.29	$1,153	0.80%	1.00%	1.99%	30.81%		30.54%
2018	47	$21.40	$20.90	$1,004	0.80%	1.00%	2.64%	(16.51%	)	(16.68%	)
VIP - Consumer Staples Investor Class
2022	560	$35.36	$46.74	$20,389	0.10%	0.25%	1.71%	(0.78%	)	(0.94%	)
2021	508	$35.64	$47.18	$18,702	0.10%	0.25%	1.83%	13.99%		13.82%
2020	561	$31.26	$41.46	$18,217	0.10%	0.25%	1.80%	11.65%		11.48%
2019	657	$28.00	$37.18	$19,048	0.10%	0.25%	1.91%	31.65%		31.45%
2018	671	$21.27	$28.29	$14,776	0.10%	0.25%	2.75%	(16.01%	)	(16.13%	)

74	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Materials Initial Class
2022	56	$27.01	$26.17	$1,495	0.80%	1.00%	1.14%	(10.50%	)	(10.69%	)
2021	45	$30.18	$29.30	$1,355	0.80%	1.00%	0.76%	32.36%		32.09%
2020	26	$22.80	$22.80	$603	0.80%	0.80%	0.74%	20.52%		20.52%
2019	30	$18.92	$18.92	$566	0.80%	0.80%	1.54%	12.49%		12.49%
2018	41	$16.82	$16.82	$682	0.80%	0.80%	1.33%	(24.22%	)	(24.22%	)
VIP - Materials Investor Class
2022	264	$27.30	$58.94	$7,725	0.10%	0.25%	1.08%	(10.00%	)	(10.13%	)
2021	221	$30.33	$65.59	$7,352	0.10%	0.25%	0.57%	33.26%		33.06%
2020	153	$22.76	$49.29	$3,786	0.10%	0.25%	0.77%	21.33%		21.15%
2019	151	$18.76	$40.68	$3,088	0.10%	0.25%	1.24%	13.09%		12.92%
2018	318	$16.59	$36.03	$5,592	0.10%	0.25%	1.26%	(23.73%	)	(23.84%	)
VIP - Communication Services Initial Class (5)
2022	56	$18.59	$18.01	$1,049	0.80%	1.00%	0.00%	(38.63%	)	(38.76%	)
2021	72	$30.29	$29.41	$2,196	0.80%	1.00%	—	14.72%		14.49%
2020	55	$26.40	$25.68	$1,455	0.80%	1.00%	—	34.51%		34.24%
2019	54	$19.63	$19.13	$1,062	0.80%	1.00%	0.06%	31.92%		31.65%
2018	53	$14.88	$14.53	$793	0.80%	1.00%	1.79%	(6.12%	)	(6.31%	)
VIP - Communication Services Investor Class (5)
2022	255	$25.96	$48.58	$6,062	0.10%	0.25%	0.00%	(38.24%	)	(38.32%	)
2021	300	$42.03	$78.76	$11,694	0.10%	0.25%	—	15.48%		15.31%
2020	280	$36.40	$68.31	$9,422	0.10%	0.25%	—	35.26%		35.06%
2019	223	$26.91	$50.57	$5,399	0.10%	0.25%	0.04%	32.82%		32.62%
2018	158	$20.26	$38.13	$2,868	0.10%	0.25%	1.97%	(5.48%	)	(5.63%	)
VIP - Emerging Markets Initial Class
2022	47	$11.63	$11.29	$547	0.80%	1.00%	1.81%	(20.77%	)	(20.94%	)
2021	48	$14.68	$14.28	$702	0.80%	1.00%	1.84%	(3.02%	)	(3.22%	)
2020	51	$15.14	$14.75	$771	0.80%	1.00%	0.90%	30.21%		29.95%
2019	283	$11.62	$11.35	$3,301	0.80%	1.00%	1.55%	28.42%		28.17%
2018	319	$9.05	$8.86	$2,891	0.80%	1.00%	0.55%	(18.66%	)	(18.82%	)
VIP - Emerging Markets Investor Class
2022	818	$16.15	$33.28	$12,545	0.10%	0.25%	1.69%	(20.27%	)	(20.39%	)
2021	789	$20.26	$41.80	$15,195	0.10%	0.25%	1.84%	(2.37%	)	(2.52%	)
2020	981	$20.75	$42.88	$19,376	0.10%	0.25%	0.96%	31.03%		30.83%
2019	844	$15.84	$32.78	$12,550	0.10%	0.25%	1.36%	29.25%		29.06%
2018	797	$12.25	$25.40	$8,987	0.10%	0.25%	0.44%	(18.10%)		(18.23%)
VIP - Floating Rate High Income Initial Class
2022	198	$12.28	$12.07	$2,443	0.80%	1.00%	5.06%	(1.34%	)	(1.52%	)
2021	93	$12.45	$12.26	$1,153	0.80%	1.00%	2.86%	4.36%		4.15%
2020	73	$11.93	$11.77	$870	0.80%	1.00%	5.69%	2.00%		1.79%
2019	58	$11.69	$11.56	$673	0.80%	1.00%	4.53%	7.92%		7.70%
2018	76	$10.83	$10.73	$827	0.80%	1.00%	4.33%	(0.97%	)	(1.17%	)
VIP - Floating Rate High Income Investor Class
2022	1,973	$13.01	$12.84	$25,553	0.10%	0.25%	4.19%	(0.68%	)	(0.85%	)
2021	1,971	$13.10	$12.95	$25,709	0.10%	0.25%	2.99%	4.97%		4.82%
2020	1,329	$12.48	$12.35	$16,515	0.10%	0.25%	4.47%	2.68%		2.53%
2019	2,637	$12.15	$12.05	$31,956	0.10%	0.25%	5.11%	8.77%		8.61%
2018	2,823	$11.17	$11.10	$31,453	0.10%	0.25%	4.20%	(0.30%	)	(0.45%	)
VIP - Bond Index Initial Class (6)
2022	2,506	$10.07	$9.66	$25,136	0.10%	1.00%	1.80%	(13.30%	)	(14.10%	)
2021	2,322	$11.61	$11.25	$26,880	0.10%	1.00%	0.96%	(2.05%	)	(2.93%	)
2020	2,525	$11.86	$11.59	$29,835	0.10%	1.00%	0.97%	7.42%		6.45%
2019	1,429	$11.04	$10.88	$15,757	0.10%	1.00%	2.38%	8.27%		7.30%
2018	688	$10.19	$10.14	$7,012	0.10%	1.00%	2.18%	1.95%		1.43%
VIP - Total Market Index Initial Class (6)
2022	2,338	$14.33	$13.75	$33,370	0.10%	1.00%	1.45%	(19.30%	)	(20.02%	)
2021	1,924	$17.76	$17.19	$34,042	0.10%	1.00%	1.23%	25.56%		24.43%
2020	1,114	$14.14	$13.82	$15,703	0.10%	1.00%	1.59%	20.18%		19.09%
2019	1,014	$11.77	$11.60	$11,908	0.10%	1.00%	1.63%	30.57%		29.39%
2018	800	$9.01	$8.97	$7,206	0.10%	1.00%	1.11%	(9.88%	)	(10.33%	)

75	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
VIP - Extended Market Index Initial Class (6)
2022	646	$12.23	$11.74	$7,867	0.10%	1.00%	1.57%	(18.23%	)	(18.93%	)
2021	487	$14.96	14.48	$7,252	0.10%	1.00%	1.17%	21.12%		20.03%
2020	414	$12.35	$12.06	$5,105	0.10%	1.00%	1.21%	16.34%		15.29%
2019	518	$10.61	$10.46	$5,481	0.10%	1.00%	1.70%	25.76%		24.62%
2018	234	$8.44	$8.41	$1,969	0.10%	0.80%	1.28%	(15.60%	)	(15.93%	)
VIP - International Index Initial Class (6)
2022	1,489	$10.48	$10.05	$15,552	0.10%	1.00%	2.44%	(16.08%	)	(16.88%	)
2021	1,233	$12.49	$12.09	$15,364	0.10%	1.00%	2.79%	7.61%		6.64%
2020	1,019	$11.61	$11.34	$11,805	0.10%	1.00%	1.75%	10.58%		9.58%
2019	842	$10.49	$10.35	$8,832	0.10%	1.00%	2.77%	21.41%		20.32%
2018	421	$8.64	$8.60	$3,638	0.10%	1.00%	1.85%	(13.56%	)	(14.00%	)
VIF - Emerging Markets Equity Class I
2022	363	$11.74	$26.11	$5,415	0.10%	1.00%	0.43%	(25.13%	)	(25.84%	)
2021	327	$15.68	35.21	$6,786	0.10%	1.00%	0.86%	2.88%		1.96%
2020	366	$15.24	$34.53	$7,474	0.10%	1.00%	1.34%	14.32%		13.29%
2019	346	$13.33	$30.48	$6,641	0.10%	1.00%	1.06%	19.47%		18.39%
2018	370	$11.16	$25.75	$5,887	0.10%	1.00%	0.45%	(17.55%	)	(18.30%	)
VIF - Emerging Markets Debt Class I
2022	506	$12.41	$29.19	$7,662	0.10%	1.00%	7.55%	(18.84%	)	-19.56%
2021	558	$15.29	$36.29	$10,422	0.10%	1.00%	5.09%	(2.12%	)	(3.00%	)
2020	555	$15.62	$37.41	$10,694	0.10%	1.00%	4.25%	5.44%		4.49%
2019	676	$14.82	$35.80	$12,456	0.10%	1.00%	5.34%	14.14%		13.11%
2018	737	$12.98	$31.65	$12,211	0.10%	1.00%	5.61%	(7.04%	)	(7.88%	)
VIF - Global Strategist - Class II
2022	193	$18.27	$18.66	$3,478	0.10%	1.00%	0.00%	(17.03%	)	(17.75%	)
2021	214	$22.02	$22.69	$4,672	0.10%	1.00%	1.83%	8.26%		7.28%
2020	234	$20.34	$21.15	$4,758	0.10%	1.00%	1.44%	10.81%		9.81%
2019	252	$18.36	$19.26	$4,587	0.10%	1.00%	1.76%	17.65%		16.59%
2018	318	$15.60	$16.52	$4,976	0.10%	1.00%	1.16%	(6.60%	)	(7.44%	)
Invesco - V.I. Global Core Equity Series I
2022	249	$19.66	$22.09	$4,719	0.10%	1.00%	0.35%	(21.94%	)	(22.65%	)
2021	254	$25.19	28.56	$6,137	0.10%	1.00%	0.98%	15.86%		14.81%
2020	261	$21.74	$24.87	$5,450	0.10%	1.00%	1.30%	13.11%		12.09%
2019	345	$19.22	$22.19	$6,249	0.10%	1.00%	1.36%	25.07%		23.95%
2018	357	$15.37	$17.90	$5,129	0.10%	1.00%	1.11%	(15.40%	)	(16.17%	)
Allspring - VT Discovery Class 2 (7)
2022	48	$56.87	$54.22	$2,747	0.80%	1.00%	0.00%	(38.35%	)	(38.47%	)
2021	52	$92.24	$88.12	$4,777	0.80%	1.00%	—	(5.80%	)	(5.99%	)
2020	58	$97.92	$93.74	$5,599	0.80%	1.00%	—	61.35%		61.02%
2019	64	$60.69	$58.21	$3,874	0.80%	1.00%	—	37.91%		37.63%
2018	68	$44.01	$42.30	$2,974	0.80%	1.00%	—	(7.81%	)	(8.00%	)
Allspring - VT Opportunity Class 2 (7)
2022	17	$65.86	$62.79	$1,155	0.80%	1.00%	0.00%	(21.44%	)	(21.60%	)
2021	19	$83.83	$80.09	$1,585	0.80%	1.00%	0.04%	23.78%		23.53%
2020	20	$67.73	$64.84	$1,355	0.80%	1.00%	0.46%	20.03%		19.79%
2019	25	$56.42	$54.12	$1,361	0.80%	1.00%	0.27%	30.41%		30.15%
2018	28	$43.26	$41.59	$1,185	0.80%	1.00%	0.18%	(7.89%	)	(8.08%	)
Lazard - Retirement Emerging Markets Portfolio - Investor
2022	394	$11.52	$13.71	$5,222	0.10%	1.00%	3.47%	(15.04%	)	(15.84%	)
2021	502	$13.56	$16.29	$7,767	0.10%	1.00%	2.11%	5.69%		4.74%
2020	514	$12.83	$15.55	$7,547	0.10%	1.00%	2.83%	(1.13%	)	(2.03%	)
2019	587	$12.98	$15.87	$8,892	0.10%	1.00%	0.88%	18.24%		17.17%
2018	685	$10.98	$13.55	$8,796	0.10%	1.00%	1.91%	(18.40%	)	(19.14%	)
PVIT - Commodity Real Return Strategy Portfolio - Administrative
2022	813	$8.64	$7.84	$6,959	0.10%	1.00%	24.65%	8.52%		7.76%
2021	600	$7.96	$7.29	$4,758	0.10%	1.00%	4.87%	33.21%		32.28%
2020	259	$5.98	$5.62	$1,538	0.10%	0.80%	6.76%	1.25%		0.54%
2019	321	$5.90	$5.59	$1,889	0.10%	0.80%	4.42%	11.32%		10.54%
2018	428	$5.30	$5.06	$2,264	0.10%	0.80%	2.10%	(14.22%	)	(14.82%	)

76	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

		Unit value (4)			Expense ratio (1)(4)			Total Return (3)(4)
	Units (000s)	Highest	Lowest	Net assets (000s)	Lowest	Highest	Investment income ratio (2)	Highest		Lowest
PVIT - Low Duration Portfolio - Administrative
2022	2,859	$11.11	$10.45	$32,188	0.10%	1.00%	1.66%	(5.85%	)	(6.65%	)
2021	3,207	$11.80	$11.19	$38,427	0.10%	1.00%	0.52%	(1.03%	)	(1.92%	)
2020	3,656	$11.92	$11.41	$44,368	0.10%	1.00%	1.16%	2.89%		1.96%
2019	3,151	$11.59	$11.19	$37,314	0.10%	1.00%	2.78%	3.92%		2.99%
2018	3,604	$11.15	$10.87	$41,193	0.10%	1.00%	1.92%	0.24%		(0.67%	)
PVIT - Real Return Portfolio - Administrative
2022	1,354	$13.14	$12.95	$18,439	0.10%	1.00%	7.06%	(12.00%	)	(12.78%	)
2021	1,458	$14.93	$14.85	$22,642	0.10%	1.00%	4.97%	5.48%		4.53%
2020	1,335	$14.16	$14.20	$19,703	0.10%	1.00%	1.42%	11.60%		10.59%
2019	1,365	$12.68	$12.84	$18,071	0.10%	1.00%	1.65%	8.33%		7.35%
2018	1,464	$11.71	$11.96	$17,959	0.10%	1.00%	2.49%	(2.31%	)	(3.19%	)
PVIT - Total Return Portfolio - Administrative
2022	2,758	$12.28	$11.94	$35,046	0.10%	1.00%	2.59%	(14.39%	)	(15.14%	)
2021	3,336	$14.34	$14.07	$49,452	0.10%	1.00%	1.82%	(1.37%	)	(2.25%	)
2020	3,631	$14.54	$14.39	$54,795	0.10%	1.00%	2.11%	8.54%		7.56%
2019	3,560	$13.40	$13.38	$49,638	0.10%	1.00%	3.01%	8.25%		7.27%
2018	3,528	$12.38	$12.48	$45,629	0.10%	1.00%	2.54%	(0.63%	)	(1.53%	)
Blackrock - Global Allocation V.I. Fund - Class I
2022	1,835	$16.27	$14.76	$29,565	0.10%	1.00%	0.00%	(16.05%	)	(16.81%	)
2021	1,976	$19.38	$17.74	$37,966	0.10%	1.00%	0.78%	6.44%		5.48%
2020	1,900	$18.21	$16.82	$34,324	0.10%	1.00%	1.17%	20.68%		19.59%
2019	2,050	$15.09	$14.06	$30,705	0.10%	1.00%	1.14%	17.71%		16.65%
2018	2,217	$12.82	$12.06	$28,233	0.10%	1.00%	0.77%	(7.61%	)	(8.45%	)
FTVIP - Templeton Global Bond Fund - Class 2
2022	545	$9.88	$8.96	$5,343	0.10%	1.00%	0.00%	(5.04%	)	(5.90%	)
2021	591	$10.40	$9.52	$6,101	0.10%	1.00%	—	(5.09%	)	—
2020	713	$10.96	$10.31	$7,747	0.10%	0.80%	7.91%	(5.38%	)	(6.04%	)
2019	949	$11.58	$10.97	$10,927	0.10%	0.80%	7.01%	1.91%		1.20%
2018	940	$11.37	$10.84	$10,624	0.10%	0.80%	—	1.84%		1.12%
FTVIP - Franklin U.S. Gov’t Securities Fund - Class 2
2022	563	$10.12	$9.38	$5,617	0.10%	0.80%	2.39%	(9.84%	)	(10.49%	)
2021	693	$11.22	$10.48	$7,675	0.10%	0.80%	2.38%	(1.92%	)	(2.61%	)
2020	749	$11.44	$10.76	$8,451	0.10%	0.80%	3.59%	3.73%		3.00%
2019	448	$11.03	$10.45	$4,877	0.10%	0.80%	2.78%	5.12%		4.39%
2018	470	$10.50	$10.01	$4,879	0.10%	0.80%	2.81%	0.24%		(0.47%	)

(1)

These amounts represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values. The ratio does not include expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

(4)

The unit value and total return columns labeled “Highest” correspond with the product with the lowest expense ratio. The unit value and total return columns labeled “Lowest” correspond with the product with the highest expense ratio. Please see Footnote 3 for additional information regarding total return.

(5)	During 2018 the following underlying funds were renamed:

Old Name	New Name
VIP - Telecommunications	VIP - Communication Services
VIP - Telecommunications Investor Class	VIP - Communication Services Investor Class

(6)	During 2018, the following underlying funds were added and commenced operations effective June 8, 2018:

VIP - Bond Index	VIP - Extended Market Index
VIP - Total Market Index	VIP - International Index

77	Annual Report

Notes to Financial Statements - continued

Empire Fidelity Investments Variable Annuity Account A

6. Unit Values - continued

(7)	During 2021, the following underlying funds were renamed:

Old Name	New Name
Wells Fargo VT Discovery Fund	Allspring VT Discovery Fund
Wells Fargo VT Opportunity Fund	Allspring VT Opportunity Fund

7. Subsequent Events

The Account has evaluated subsequent events from the balance sheet date through the date of this report and no other events have occurred that would require disclosure.

78	Annual Report

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Empire Fidelity Investments Life Insurance Company and the Contract Owners of Empire Fidelity Investments Variable Annuity Account A

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A indicated in the table below as of December 31, 2022, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A as of December 31, 2022, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fidelity VIP Government Money Market - Initial Class (1)	Fidelity VIP Government Money Market - Investor Class (1)	Fidelity VIP High Income - Initial Class (1)

Fidelity VIP High Income - Investor Class (1)	Fidelity VIP Equity-Income - Initial Class (1)	Fidelity VIP Equity-Income - Investor Class (1)

Fidelity VIP Growth - Initial Class (1)	Fidelity VIP Growth - Investor Class (1)	Fidelity VIP Overseas - Initial Class (1)

Fidelity VIP Overseas - Investor Class (1)	Fidelity VIP Investment Grade Bond - Initial Class (1)	Fidelity VIP Investment Grade Bond - Investor Class (1)

Fidelity VIP Asset Manager - Initial Class (1)	Fidelity VIP Asset Manager - Investor Class (1)	Fidelity VIP Index 500 - Initial Class (1)

Fidelity VIP Asset Manager Growth - Initial Class (1)	Fidelity VIP Asset Manager Growth - Investor Class (1)	Fidelity VIP Contrafund - Initial Class (1)

Fidelity VIP Contrafund - Investor Class (1)	Fidelity VIP Balanced - Initial Class (1)	Fidelity VIP Balanced - Investor Class (1)

Fidelity VIP Dynamic Capital Appreciation - Initial Class (1)	Fidelity VIP Dynamic Capital Appreciation - Investor Class (1)	Fidelity VIP Growth & Income - Initial Class (1)

Fidelity VIP Growth & Income - Investor Class (1)	Fidelity VIP Growth Opportunities - Initial Class (1)	Fidelity VIP Growth Opportunities - Investor Class (1)

Fidelity VIP Mid Cap - Initial Class (1)	Fidelity VIP Mid Cap - Investor Class (1)	Fidelity VIP Value Strategies - Initial Class (1)

Fidelity VIP Value Strategies - Investor Class (1)	Fidelity VIP Utilities - Initial Class (1)	Fidelity VIP Utilities - Investor Class (1)

Fidelity VIP Technology - Initial Class (1)	Fidelity VIP Technology - Investor Class (1)	Fidelity VIP Energy - Initial Class (1)

Fidelity VIP Energy - Investor Class (1)	Fidelity VIP Health Care - Initial Class (1)	Fidelity VIP Health Care - Investor Class (1)

Fidelity VIP Financial Services - Initial Class (1)	Fidelity VIP Financial Services - Investor Class (1)	Fidelity VIP Industrials - Initial Class (1)

Fidelity VIP Industrials - Investor Class (1)	Fidelity VIP Consumer Discretionary - Initial Class (1)	Fidelity VIP Consumer Discretionary - Investor Class (1)

Fidelity VIP Real Estate - Initial Class (1)	Fidelity VIP Real Estate - Investor Class (1)	Fidelity VIP Strategic Income - Initial Class (1)

Fidelity VIP Strategic Income - Investor Class (1)	Fidelity VIP International Capital Appreciation - Initial Class (1)	Fidelity VIP International Capital Appreciation - Investor Class (1)

Fidelity VIP Value - Initial Class (1)	Fidelity VIP Value - Investor Class (1)	Fidelity VIP Freedom Income - Initial Class (1)

Fidelity VIP Investor Freedom Income - Investor Class (1)	Fidelity VIP Freedom 2005 - Initial Class (1)	Fidelity VIP Investor Freedom 2005 - Investor Class (1)

Fidelity VIP Freedom 2010 - Initial Class (1)	Fidelity VIP Investor Freedom 2010 - Investor Class (1)	Fidelity VIP Freedom 2015 - Initial Class (1)

Fidelity VIP Investor Freedom 2015 - Investor Class (1)	Fidelity VIP Freedom 2020 - Initial Class (1)	Fidelity VIP Investor Freedom 2020 - Investor Class (1)

Fidelity VIP Freedom 2025 - Initial Class (1)	Fidelity VIP Investor Freedom 2025 - Investor Class (1)	Fidelity VIP Freedom 2030 - Initial Class (1)

Fidelity VIP Investor Freedom 2030 - Investor Class (1)	Fidelity VIP Freedom Lifetime Income I	Fidelity VIP Freedom Lifetime Income II

79	Annual Report

Report of Independent Registered Public Accounting Firm - continued

Fidelity VIP Freedom Lifetime Income III	Fidelity VIP Disciplined Small Cap - Initial Class (1)	Fidelity VIP Disciplined Small Cap - Investor Class (1)

Fidelity VIP FundsManager 20% - Investor Class (1)	Fidelity VIP FundsManager 50% - Investor Class (1)	Fidelity VIP FundsManager 60% - Investor Class (1)

Fidelity VIP FundsManager 70% - Investor Class (1)	Fidelity VIP FundsManager 85% - Investor Class (1)	Fidelity VIP Consumer Staples - Initial Class (1)

Fidelity VIP Consumer Staples - Investor Class (1)	Fidelity VIP Materials - Initial Class (1)	Fidelity VIP Materials - Investor Class (1)

Fidelity VIP Communication Services - Initial Class (1)	Fidelity VIP Communication Services - Investor Class (1)	Fidelity VIP Emerging Markets - Initial Class (1)

Fidelity VIP Emerging Markets - Investor Class (1)	Fidelity VIP Floating Rate High Income - Initial Class (1)	Fidelity VIP Floating Rate High Income - Investor Class (1)

Fidelity VIP Bond Index - Initial Class (1)	Fidelity VIP Total Market Index - Initial Class (1)	Fidelity VIP Extended Market Index - Initial Class (1)

Fidelity VIP International Index - Initial Class (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Equity Portfolio - Class I (1)	Morgan Stanley Variable Insurance Fund, Inc. Emerging Markets Debt Portfolio - Class I (1)

Morgan Stanley Variable Insurance Fund, Inc. Global Strategist Portfolio - Class II (1)	Invesco V.I. Global Core Equity Fund - Series I (1)	Allspring VT Discovery Fund - Class 2 (1)

Allspring VT Opportunity Fund - Class 2 (1)	Lazard Retirement Emerging Markets Equity Portfolio - Investor (1)	PIMCO Commodity Real Return Strategy Portfolio - Administrative (1)

PIMCO Low Duration Portfolio - Administrative (1)	PIMCO Real Return Portfolio - Administrative (1)	PIMCO Total Return Portfolio - Administrative (1)

Blackrock Global Allocation V.I. Fund - Class I (1)	Templeton Global Bond VIP Fund - Class 2 (1)	Franklin U.S. Government Securities VIP Fund - Class 2 (1)

(1) Statement of operations for the year ended December 31, 2022 and statement of changes in net assets for the years ended December 31, 2022 and 2021

Basis for Opinions

These financial statements are the responsibility of the Empire Fidelity Investments Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Empire Fidelity Investments Variable Annuity Account A in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2022 by correspondence with the transfer agents or custodians of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

April 28, 2023

We have served as the auditor of one or more of the subaccounts of Empire Fidelity Investments Variable Annuity Account A since 1991.

80	Annual Report

Retirement Reserves, Income Advantage, Personal Retirement, Freedom Lifetime Income and Growth and Guaranteed Income are issued by Empire Fidelity Investments Life Insurance Company. N.Y., N.Y.

Fidelity Brokerage Services LLC, member NYSE, SIPC, Fidelity Insurance Agency, Inc., and Fidelity Investments Institutional Services Company, Inc. are the distributors.

900 Salem Street, Smithfield, RI 02917

N.EVA/E.FIA-ANN-0221

1.XXXXXX.XXX

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2022, 2021 AND 2020

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

FINANCIAL STATEMENTS

for the years ended December 31, 2022, 2021 and 2020

Report of Independent Auditors

To the Board of Directors and Management of Empire Fidelity Investments Life Insurance Company

Opinion

We have audited the accompanying financial statements of Empire Fidelity Investments Life Insurance Company (the “Company”), which comprise the balance sheets as of December 31, 2022 and 2021, and the related statements of comprehensive income, of stockholder’s equity, and of cash flows for each of the three years in the period ended December 31, 2022, including the related notes (collectively referred to as the “financial statements”).

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2022 and 2021, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2022, in accordance with accounting principles generally accepted in the United States of America.

Basis for Opinion

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (US GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting principles generally accepted in the United States of America, and for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date the financial statements are available to be issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with US GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

1

In performing an audit in accordance with US GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.
•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

/s/PricewaterhouseCoopers LLP

Boston, Massachusetts

April 28, 2023

2

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

BALANCE SHEETS

(in thousands, except share data)

	December 31,

	2022	2021

ASSETS
Investments:
Debt securities, available-for-sale, at fair value (amortized cost of $217,986 in 2022 and $216,700 in 2021)	$197,654	$222,021
Policy loans	47	45

Total Investments	197,701	222,066

Cash and cash equivalents	13,006	17,598
Accrued investment income	1,711	1,556
Deferred policy acquisition costs	66,292	67,787
Reinsurance deposit and receivables	24,691	26,084
Income taxes receivable	62	715
Other assets	2,142	2,519
Separate account assets	3,189,076	3,961,316

Total Assets	3,494,681	4,299,641

LIABILITIES
Future contract and policy benefits	43,642	48,614
Contract holder deposit funds	93,140	97,416
Other liabilities and accrued expenses	5,430	3,420
Deferred tax liability, net	3,429	8,140
Payable to parent and affiliates, net	618	938
Separate account liabilities	3,189,076	3,961,316

Total Liabilities	3,335,335	4,119,844

Commitments and Contingencies (Note 11)

STOCKHOLDER’S EQUITY

Common stock, par value $10 per share - 200,000 shares authorized, issued and outstanding	2,000	2,000
Additional paid-in capital	13,500	13,500
Accumulated other comprehensive (loss) income	(13,861)	3,081
Retained earnings	157,707	161,216

Total Stockholder’s Equity	159,346	179,797

Total Liabilities and Stockholder’s Equity	$3,494,681	$4,299,641

The accompanying notes are an integral part of the financial statements

3

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF COMPREHENSIVE INCOME

(in thousands)

	For the years ended December 31,
	2022	2021	2020
REVENUES
Fees charged to contract holders	$11,224	$12,713	$10,694
Fund administration fees (1)	8,849	9,667	7,857
Net investment income	5,451	4,875	5,421
Interest on reinsurance deposit	1,125	1,136	1,137
Premiums, net	468	504	258
Net realized investment (losses) / gains:
Net realized investment (losses) / gains on sales	(2,101)	1,629	2,815

Total Revenues	25,016	30,524	28,182

BENEFITS AND EXPENSES:
Underwriting, acquisition and insurance expenses (1)	12,281	2,513	4,311
Contract and policy benefits and expenses	4,225	5,279	5,857

Total Benefits and Expenses	16,506	7,792	10,168

Income before income taxes	8,510	22,732	18,014

Income tax expense	1,219	3,175	2,973

Net Income	7,291	19,557	15,041

Other comprehensive (loss) income, before tax:
Net unrealized investment (losses) gains during the period	(23,546)	(6,192)	9,412
Reclassification adjustment for net realized (gains) losses included in net income	2,101	(1,629)	(2,815)
Benefit (provision) for income taxes related to items of other comprehensive (loss) income	4,503	1,643	(1,385)

Other comprehensive (loss) income, net of tax	(16,942)	(6,178)	5,212

Comprehensive (Loss) Income	$(9,651)	$13,379	$20,253

(1)	Includes affiliated company transactions (Note 8)

The accompanying notes are an integral part of the financial statements

4

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF STOCKHOLDER’S EQUITY

(in thousands)

For the years ended December 31, 2022, 2021, and 2020

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total Stockholder’s Equity
Balance at December 31, 2019	$2,000	$13,500	$4,047	$137,418	$156,965

Comprehensive income:

Net Income (loss)	—	—	—	15,041	15,041
Other comprehensive (loss) income	—	—	5,212	—	5,212

Balance at December 31, 2020	$2,000	$13,500	$9,259	$152,459	$177,218

Comprehensive income:
Net Income (loss)	—	—	—	19,557	19,557
Other comprehensive (loss) income	—	—	(6,178)	—	(6,178)
Dividend paid to parent	—	—	—	(10,800)	(10,800)

Balance at December 31, 2021	$2,000	$13,500	$3,081	$161,216	$179,797

Comprehensive income:
Net Income (loss)	—	—	—	7,291	7,291
Other comprehensive (loss) income	—	—	(16,942)	—	(16,942)
Dividend paid to parent	—	—	—	(10,800)	(10,800)

Balance at December 31, 2022	$2,000	$13,500	$(13,861)	$157,707	$159,346

The accompanying notes are an integral part of the financial statements

5

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

STATEMENTS OF CASH FLOWS

(in thousands)

	For the years ended December 31,
	2022	2021	2020
Cash flows provided by (used for) operating activities:
Net income	$7,291	$19,557	$15,041
Adjustments to reconcile net income to cash provided by operating activities:
Amortization	307	341	269
Net realized investment losses \ (gains) on sales	2,101	(1,629)	(2,815)
Provision (benefit) for deferred taxes	(208)	950	310
Change in assets and liabilities:
Accrued investment income (loss)	(155)	156	122
Deferred policy acquisition costs, net of amortization	4,932	(6,271)	(2,542)
Future contract and policy benefits, net	4,094	5,420	4,792
Reinsurance deposit and receivables	1,393	2,214	1,581
Payable to (receivable from) parent and affiliates, net	(321)	744	(702)
Income taxes receivable/(payable)	653	516	182
Other assets and other liabilities, net	2,392	(502)	(223)

Net cash provided by operating activities	22,479	21,496	16,015

Cash flows provided by (used for) investing activities:
Purchase of debt securities	(73,108)	(71,069)	(87,062)
Proceeds from sales of debt securities	45,322	44,080	72,857
Proceeds from maturities and calls of debt securities	24,090	25,450	15,294
Investment trades payable/ receivable, net	—	(824)	(96)
Change in policy loans	(2)	(3)	—

Net cash (used for) provided by investing activities	(3,698)	(2,366)	993

Cash flows provided by (used for) financing activities:
Deposits credited to variable annuity contracts	100,085	159,054	113,525
Net transfers (to) from separate accounts	87,305	(6,553)	63,465
Withdrawals from variable annuity contracts	(195,765)	(155,957)	(179,933)
Withdrawals from fixed annuity contracts	(4,198)	(4,477)	(4,622)
Dividend paid to parent	(10,800)	(10,800)	—

Net cash used for financing activities	(23,373)	(18,733)	(7,565)

Net increase (decrease) in cash and cash equivalents	(4,592)	397	9,443

Cash and cash equivalents:
Beginning of year	17,598	17,201	7,758

End of year	$13,006	$17,598	$17,201

The accompanying notes are an integral part of the financial statements

6

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

1.     ORGANIZATION AND NATURE OF OPERATIONS:

Empire Fidelity Investments Life Insurance Company (the “Company”) is a wholly-owned subsidiary of Fidelity Investments Life Insurance Company (“FILI”), which is a wholly-owned subsidiary of FMR LLC. The Company operates exclusively in the State of New York.

The Company issues and services certain variable and fixed annuity contracts and variable universal life (“VUL”) policies. Amounts invested in the fixed option of the annuity contracts are allocated to the general account of the Company. Amounts invested in the variable option of the annuity contracts and variable universal life policies are allocated to the Variable Annuity Account and Variable Life Account respectively which are separate accounts of the Company. The assets of the Variable Annuity Account and Variable Life Account are invested in certain portfolios of the Fidelity Variable Insurance Product Funds, the Fidelity Variable Insurance Product Funds (Investor Class), the Morgan Stanley Variable Insurance Funds, Inc., the Allspring Variable Trust Funds, the Lazard Retirement Series, Inc., Invesco Advisers Inc., the PIMCO Variable Insurance Trust Funds, the Franklin Templeton Variable Insurance Products Trust Funds and the Blackrock Variable Series Funds. Separate account assets are reported at the net asset value of such portfolios.

The Company offers a term life insurance product with level premium paying periods of ten, fifteen, and twenty years.

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

Basis of Presentation

The accompanying financial statements of the Company have been prepared on the basis of accounting principles generally accepted in the United States of America (“GAAP”).

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investments

Investments in debt securities are classified as available-for-sale and are reported at fair value. Fair values for debt securities are obtained from independent pricing sources. Unrealized gains or losses on securities are reported as a component of other comprehensive income, net of income taxes. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Such amortization is included in investment income. Prepayment assumptions for loan-backed bonds and structured securities are obtained from broker-dealer survey values. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income.

The Company evaluates available-for-sale investments that experience declines in fair value for impairment.

Impairment related to credit losses on available-for-sale investments is recorded in the statements of comprehensive income with an offsetting allowance for credit losses, and the portion that is related to other factors is recorded as a component of other comprehensive income (“OCI”). The Company considers many factors, including the extent to which the fair value is less than amortized cost and reasons for the decline in value (e.g., general credit spreads, the financial condition of the issuer, information from industry analyst reports and external credit ratings). If analysis of these factors results in a security needing to be impaired, the credit loss is measured as the extent amortized cost exceeds the present value of expected future cash flows. In addition to these factors, if the Company has the intent to sell an investment whose fair value is below amortized cost, or it is more likely than not that the Company will be required to sell an investment before recovery, the Company writes down the amortized cost to fair value and records an impairment in earnings.

7

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Investments (continued)

Investment income is recognized on the accrual basis. Debt securities that are delinquent are placed on a non-accrual status, and thereafter interest income is recognized only when cash payments are received. Realized gains or losses on investments sold are determined by the specific identification method.

Cash and Cash Equivalents

The Company considers highly liquid instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash and cash equivalents comprise amounts in demand deposit accounts and money market mutual funds, and are reported at cost which approximates fair value. Money market mutual funds used to hold cash prior to reinvestment and to meet operating cash requirements were $12,618 and $17,586 at December 31, 2022, and 2021, respectively. The Company reclassifies cash overdrafts to Other liabilities and accrued expenses. Cash overdrafts were $1,595 and $1,468 at December 31, 2022, and 2021, respectively.

Separate Accounts

Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contract holders and are reported at fair value based on the net asset value (“NAV”) of the underlying mutual fund portfolios. Since the contract holders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account.

Revenue Recognition

Fees charged to contract holders include mortality and expense risk, administrative charges for variable annuity and life contract holders, and the cost of providing insurance protection for variable life contract holders. Fund administration fees represent administrative fees charged to investment managers. Fees charged to contract holders and fund administration fees are recognized ratably throughout the year as a percentage of the related separate account assets. Premiums for term life insurance products are recognized as revenue over the premium-paying period. Interest accretion on the reinsurance deposit related to the fixed income annuity product and the fixed portion of the variable income annuity product is recognized over the remaining term of the underlying contracts.

Future Contract and Policy Benefits

Future contract and policy benefits include the guaranteed minimum death benefit (“GMDB”) and the guaranteed minimum withdrawal benefit features (“GMWB”) (see Note 3 - Guaranteed Benefits) on certain variable annuity products, the majority of the 100% fixed life contingent fixed income annuity product and life products. Such liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force, taking into consideration the future premiums and assessments. Future contract and policy benefit liabilities are computed using certain assumptions including mortality, lapse, investment performance and expense based on the Company’s experience, industry results, emerging trends and future expectations. With the exception of the GMDB and GMWB features, assumptions are locked in at the time of issuance and are not changed unless there are adverse changes in experience or assumptions which may require the Company to provide for expected future losses by establishing premium deficiency reserves.

The Company evaluates future contract and policy benefit liabilities annually to determine if a premium deficiency exists. If the future contract and policy benefit liabilities plus the present value of future gross premiums are insufficient to provide for the current present value of future contract and policy benefits then a charge to earnings is recorded against unamortized deferred policy acquisition costs and, if necessary, a premium deficiency reserve is established. Premium deficiency for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

8

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Contract Holder Deposit Funds

Contract holder deposit funds consist of annuity deposits received from customers for the fixed portion of the variable deferred annuity product, for the fixed income annuity product with no life contingencies and for the fixed portion of life contingent income annuity products not included in Future Contract and Policy Benefits. Liabilities are established in amounts sufficient to meet the estimated future obligations of policies in force and represent accumulated account deposits plus interest credited, less contract holder withdrawals and other charges assessed against the account balance.

Reinsurance Deposit and Receivables

The Company reinsures a portion of its life insurance and annuity product risks with other companies. As a result, when the Company records liabilities that are subject to reinsurance, reinsurance deposits and receivables are recorded. The Company remains contingently liable for claims reinsured in the event the reinsurer is unable to meet its obligations. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. The largest reinsurance counterparty exposure is partially held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of a reinsurer.The Company is subject to concentration of risk with respect to this reinsurance agreement.

Reinsurance deposits and receivables are recorded net of the allowance for credit losses. The allowance for credit losses represents management’s estimate of credit losses and considers the quality of the reinsurance counterparty using probability-of-default (“PD”) / loss-given-default (“LGD”) models. The PD estimate is determined based on similarly rated companies and the LGD estimate is based on management’s estimate assigned to each reinsurer. The estimate represents the expected economic loss of a reinsurer’s default. There are two primary factors which affect LGD, (i) the presence and amount of collateral backing the reinsurance counterparty credit, and (ii) whether the reinsurer is also a direct writer of insurance. Overall, the allowance for credit losses are affected by changes in the underlying reinsurance reserve credit which can fluctuate with market returns, policy persistency and policyholder mortality. The allowance for credit losses may vary due to (i) updates in assumed probabilities of default, (ii) the value of any collateral, (iii) changes in financial strength ratings of the reinsurance counterparty by various statistical rating agencies and (iv) other risk factors. Changes in the allowance for credit losses are recorded in the provision for credit losses in the Company’s Statements of Comprehensive Income.

Deferred Policy Acquisition Costs

Costs that vary with and are primarily associated with acquiring new and renewal business are deferred. The costs consist principally of first-year commissions paid to Fidelity Insurance Agency, Inc. in accordance with contractual agreements as described in Note 8 – Affiliated Company Transactions, and certain expenses for traditional life policy issuance and underwriting. These deferred policy acquisition costs (“DAC”) are amortized over the lifetime of the policy, generally estimated as the level term period for the term insurance product and either a 30-year or 50-year period for the variable deferred and immediate annuity products in proportion to expected gross profits.

The amortization process requires the use of various assumptions, estimates and judgments about the future. The primary assumptions are expenses, investment performance, mortality, and contract cancellations (i.e., lapses, withdrawals, internal replacements and surrenders). These assumptions are reviewed on a regular basis and are generally based on the Company’s past experience, industry studies, and judgments about the future. Finally, analyses are performed periodically to assess whether there are sufficient gross profits to amortize the remaining DAC balances. See Note 9 – Underwriting, Acquisition and Insurance Expenses for additional information regarding amortization of deferred policy acquisition costs.

9

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Deferred Policy Acquisition Costs (continued)

A significant assumption for the projection of estimated gross profits is the investment return on separate account fund balances. The Company assumes a long-term return of 7.0% before fund expenses and other charges. The Company also applies a “Reversion to the Mean” assumption in setting the projected return for the next seven years. The projected return over the next seven years is developed such that the combination of actual and projected returns equals the long term return, and the long term return is projected for the eighth year and beyond. The Company limits the projected return to no greater than 11.5% (before fund expenses and other charges) and no less than approximately 5% (before fund expenses and other charges).

GAAP provides guidance for DAC on internal replacements of insurance and investment contracts. An internal replacement is a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Modifications that result in a permanent contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract. DAC, unearned revenue liabilities and deferred sales inducements from contracts materially changed or replaced are written-off in the period changed or replaced. Modifications that result in a contract that is substantially unchanged from the replaced contract are accounted for as a continuation of the replaced contract.

The Company defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract, by amendment, endorsement or rider to the contract. Contract modifications resulting in a replacement contract that is substantially changed from the replaced contract is accounted for as an extinguishment of the replaced contract and any unamortized deferred acquisition costs are written off. There were no changes to the Company’s definition of internal replacements or changes in product benefits, features, rights or coverage during 2022, 2021, or 2020.

DAC for certain products is adjusted for the impact of unrealized gains and losses on investments as if the gains and losses have been realized with a corresponding credit or charge to accumulated other comprehensive income, net of income taxes.

Property and Equipment

Property, equipment, and computer software are stated at cost less accumulated depreciation or amortization. Depreciation or amortization is provided using the straight-line method over the estimated useful lives of the asset, generally three years.

Income Taxes

The Company files a consolidated federal income tax return with FILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate company basis. Tax benefits are credited with respect to taxable losses to the extent such losses are utilized by the consolidated group. Intercompany tax balances are settled within 30 days of the actual tax payment.

The asset and liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax basis of assets and liabilities and are measured using the current enacted tax rates.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance if necessary to reduce the deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers available positive and negative evidence including nature and tax characteristic of taxable temporary differences and the timing of their reversal, projected future taxable income, tax planning

10

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

2.     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED):

Income Taxes (continued)

strategies, and results of recent operations. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized. The Company adjusts the valuation allowance if there is a change in management’s assessment of the amount of the deferred tax assets that are more likely than not to be realized.The Company recognizes the benefit of uncertain tax positions only when the position is more-likely-than-not to be sustained upon review by taxing authorities.

Recent Adoption of Accounting Pronouncements

The Financial Accounting Standards Board (“FASB”) issued new guidance that replaces the current incurred loss impairment model for financial instruments reported at amortized cost with a methodology that reflects current expected credit losses (“CECL”). The new guidance requires consideration of a broader range of information such as historical events, current conditions, and reasonable and supportable forecasts to reflect lifetime expected credit loss estimates. The guidance also modifies OTTI guidance for available-for-sale debt securities requiring the recording of an allowance for credit losses instead of a direct reduction to carrying value and to remove the duration of a decline in fair value as a factor in determining a credit impairment. The Company adopted this guidance effective January 1, 2020 which did not have a material impact on the financial statements.

Future Adoption of Accounting Pronouncements

The FASB issued new guidance for insurance companies that issue long-duration insurance and annuity contracts. The guidance makes several changes including amendments to the assumptions used to measure liabilities for future policy benefits, measurement of market-based risk benefits, amortization of deferred acquisition costs and additional disclosures. The guidance will be effective for the Company in the year beginning January 1, 2025 and early adoption is permitted. The Company is currently evaluating the impact this guidance will have on the financial statements.

Reclassifications

Certain prior year balances have been reclassified to conform to the current year presentation.

3.     GUARANTEED BENEFITS:

The Company establishes a liability for variable annuity contracts that contain death or other insurance benefit guarantees. Certain of the variable annuity contracts issued by the Company offer guaranteed minimum death or guaranteed minimum withdrawal benefits that settle only upon an insurable event, such as death or are life contingent.

Guaranteed Minimum Death Benefits (GMDB)

The Company has certain variable annuity contracts with a GMDB feature. The GMDB feature provides annuity contract holders with a default guarantee that the benefit received at death will be no less than a prescribed minimum amount. Upon death of the annuitant prior to age 85, the death benefit is the greater of the contract value and total premiums, adjusted for withdrawals. For an additional charge, the death benefit is the greater of the default guaranteed death benefit and the highest contract value as of any prior anniversary, prior to age 80, adjusted for any additional payments or withdrawals. The optional rider is no longer offered to new customers, effective January 1, 2003. If the GMDB is higher than the current account value at the time of death, the Company incurs a cost equal to the difference. The Company’s current variable annuity contract does not offer a GMDB feature.

11

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Death Benefits (GMDB) (continued)

The following summarizes the liability for GMDB contracts reflected in the general account:

	Years Ended December 31,
	2022	2021
Beginning Balance	$8	$99
Change in benefit ratio estimate	1	48
Interest on reserve	1	10
Claims paid	—	(179)
Accrual of benefit ratio	13	30

Ending Balance	$23	$8

The reinsurance recoverables associated with the GMDB were $22 and $5 at December 31, 2022 and 2021, respectively. The following information relates to the reserving methodology and assumptions for developing the GMDB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 30 years from issue.

•	The mean investment performance assumptions, prior to the consideration of mortality and expense fees, vary from 2.3% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	The mortality assumption is 80% of the 2012 IAM Basic Mortality Table with Scale G2.

•	The base lapse rate assumption varies from 3.8% to 6.5%, depending on policy duration. The partial withdrawal assumption is 1.8% for all policy durations.

•	The lapse rate for anticipated internal replacements is 1.1%.

•	The discount rate is 6.83%.

The table below represents the account value, net amount at risk and average attained age of underlying contract holders for GMDB as of December 31, 2022 and 2021. The net amount at risk is the death benefit coverage in force or the amount that the Company would have to pay if all contract holders had died as of the specified date, and represents the excess of the guaranteed benefit over the fair value of the underlying investments.

	Years Ended December 31,
(in thousands, except for contract holder data)	2022	2021

Net deposits paid
Account value	$475,921	$630,415
Net amount at risk	$4,435	$4,722
Average attained age of contract holders	71	70

Ratchet (highest historical account value at specified anniversary dates)

Account value	$25,464	$33,146
Net amount at risk	$4,168	$738
Average attained age of contract holders	74	74

12

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits (GMWB)

The Company issued a variable annuity contract with a GMWB feature. The GMWB feature provides annuity contract holders with withdrawal payments that are guaranteed for life. The withdrawal feature allows for guaranteed withdrawals beginning with age 59 1⁄2 for the life of the contract holder based on a preset withdrawal percentage of the guaranteed withdrawal benefit (“GWB”) value as defined in the contract. The contract holder is eligible to take the withdrawal benefit each year until there is no longer any living annuitant. The GWB value is initially set equal to the purchase payment and is ratcheted up to the contract value on each anniversary until the oldest annuitant’s 85th birthday. The GWB value is reduced by (i) withdrawals if the youngest annuitant is under age 59 1⁄2 or (ii) withdrawals in excess of the GWB amount if the youngest annuitant has reached age 59 1⁄2.

The following summarizes the liability for GMWB contracts reflected in the general account:

	Years Ended December 31,
	2022	2021
Beginning Balance	$809	$471
Change in benefit ratio estimate	1	260
Interest on reserve	42	38
Accrual of benefit ratio	33	40

Ending Balance	$885	$809

For contracts issued prior to January 1, 2009, the Company has reinsurance coverage for 100% of its GMWB provisions. Effective January 1, 2009, the Company entered into a reinsurance agreement to reinsure 90% of GMWB product sales during the first quarter of 2009. Effective March 31, 2009, the GMWB was no longer offered.

The reinsurance recoverables associated with the GMWB were $858 and $781 at December 31, 2022, and 2021, respectively.

The following information relates to the reserve methodology and assumptions for developing the GMWB policy benefit liability:

•	The projection model uses 100 pairs of stochastically generated market return scenarios for equity and bond returns.

•	The projection period is 50 years from issue.

•	The mean investment return assumptions for the stochastic scenarios, before fund expenses and other charges, vary from 2.3% to 11.5% depending on the underlying fund type.

•	The projection model employs a mean reversion adjustment that is based on historical performance from 1997 to the present and the long-term rate assumption.

•	The volatility assumption is 20% for equity funds; 9% for bond funds; and 0% for money market funds.

•	Separate benefit ratios were calculated for single life and joint life policies.

•	For contract holders not yet taking withdrawals, the GMWB withdrawal waiting period is defined as the later of 16 1⁄2 years from issue and age 59 1⁄2.

•	The mortality assumption is 80% of the 2012 IAM Basic Mortality Table with projection scale G2.

13

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

3.     GUARANTEED BENEFITS (CONTINUED):

Guaranteed Minimum Withdrawal Benefits (GMWB) (continued)

•	The lapse rate assumption is 5.0%, with dynamic lapse reduction for contracts in the money.

•	The discount rate is 6.425%, adjusted for maintenance and expense charges.

The table below displays the account value and guaranteed withdrawal values at December 31, 2022, and 2021:

	Years Ended December 31,
	2022	2021
Account value	$107,117	$147,244
GWB value	$132,792	$141,917
Average attained age of contract holders	80	79

4.     INVESTMENTS:

The components of net investment income were as follows:

	Years Ended December 31,
	2022	2021	2020
Debt securities	$5,951	$5,913	$6,396
Cash and cash equivalents	216	2	41
Other	3	3	2

Total investment income	6,170	5,918	6,439
Less: investment expenses	719	1,043	1,018

Net investment income	$5,451	$4,875	$5,421

Gross realized gains and losses from sales of debt securities were as follows:

	Years Ended December 31,
	2022	2021	2020
Debt securities:
Gross realized gains	$240	$1,918	$3,765
Gross realized losses	(2,341)	(289)	(950)

Total realized investment gains (losses)	$(2,101)	$1,629	$2,815

There were no realized investment losses as a result of impairments in 2022, 2021 or 2020. There were no debt securities that were non-income producing for 2022, 2021 or 2020, respectively. There was no interest foregone by non-income producing securities for 2022, 2021, and 2020, respectively.

14

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

Net unrealized investment gains (losses) on debt securities carried at fair value and the related impact on DAC, premium deficiency reserves, and deferred income taxes as of December 31 were as follows:

	December 31,
	2022	2021
Debt securities	$(20,332)	$5,321
DAC, Premium deficiency reserves	2,787	(1,421)
Deferred income tax (expense) benefit	3,684	(819)

	$(13,861)	$3,081

Debt securities, without an allowance for credit losses, that have been in a continuous unrealized loss position as of December 31, 2022 were as follows:

	2022
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

					(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$23,412	$(1,589)	9	$10,759	$(889)	5	$34,171	$(2,478)	14
States and political subdivisions	1,060	(158)	4	216	(84)	1	1,276	(242)	5
Corporate and other debt securities	94,282	(6,183)	334	62,638	(11,481)	224	156,920	(17,664)	558
Mortgage and asset-backed securities	263	(15)	1	52	(7)	2	315	(22)	3

Total	$119,017	$(7,945)	348	$73,665	$(12,461)	232	$192,682	$(20,406)	580

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	264	(7)	2	139	(30)	2	403	(37)	4
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$264	$(7)	2	$139	$(30)	2	$403	$(37)	4

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2022. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 89% of amortized cost at December 31, 2022. Investments in below investment grade securities have an average fair value of 91% of amortized cost as of December 31, 2022.

15

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

Debt securities that have been in a continuous unrealized loss position as of December 31, 2021, were as follows:

	2021
	Less than twelve months			Twelve months or more			Total
	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities	Estimated Fair Value	Gross Unrealized Losses	Number of Securities

					(in thousands)
Investment grade debt securities:
U.S. Treasury securities	$10,719	$(85)	5	$4,436	$(212)	2	$15,155	$(297)	7
Corporate and other debt securities	50,518	(901)	139	6,010	(287)	16	56,528	(1,188)	155
Mortgage and asset-backed securities	135	—	2	10	—	1	145	—	3

Total	$61,372	$(986)	146	$10,456	$(499)	19	$71,828	$(1,485)	165

Below Investment grade debt securities:
U.S. Treasury securities	$—	$—	—	$—	$—	—	$—	$—	—
Corporate and other debt securities	5	—	1	—	—	—	5	—	1
Mortgage and asset-backed securities	—	—	—	—	—	—	—	—	—

Total	$5	$—	1	$—	$—	—	$5	$—	1

The Company believes that declines in the fair value of the securities above were not indicative of credit impairment as of December 31, 2021. The Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis. The majority of the securities are investment grade debt securities with average fair values of 98% of amortized cost at December 31, 2021. Investments in below investment grade securities have an average fair value of 100% of amortized cost as of December 31, 2021.

The allowance for credit losses was zero and there were no additions, write-offs, and recoveries during 2022 or 2021. The allowance for credit losses was zero as of December 31, 2022 and 2021, respectively.

The amortized cost and fair value of debt securities by type of issuer as of December 31, 2022, were as follows:

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$37,762	$11	$(2,478)	$—	$35,295
States and political subdivisions	1,518	—	(242)	—	1,276
Corporate and other debt securities	178,369	100	(17,701)	—	160,768
Mortgage and asset-backed securities	337	—	(22)	—	315

Total debt securities	$217,986	$111	$(20,443)	$—	$197,654

16

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

4.     INVESTMENTS (CONTINUED):

The amortized cost and fair value of debt and equity securities by type of issuer as of December 31, 2021, were as follows:

	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Gross Unrealized Losses - Allowance	Estimated Fair Value
Debt securities:
U.S. Treasury securities	$27,625	$306	$(297)	$—	$27,634
States and political subdivisions	1,335	105	—	—	1,440
Corporate and other debt securities	187,055	6,388	(1,188)	—	192,255
Mortgage and asset-backed securities	685	7	—	—	692

Total debt securities	$216,700	$6,806	$(1,485)	$—	$222,021

During 2022 and 2021, the Company recorded no impairments for the portion of noncredit related losses in other comprehensive income.

Proceeds from sales of available-for-sale investments (excluding proceeds from calls and maturities) were $45,322, $44,080 and $72,857 in 2022, 2021 and 2020, respectively.

The amortized cost and fair value of debt securities at December 31, 2022, by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	December 31, 2022
	Amortized Cost	Estimated Fair Value
Due in 1 year or less	$18,629	$18,270
Due after 1 year through 5 years	100,547	93,586
Due after 5 years through 10 years	81,128	70,966
Due after 10 years	17,345	14,517
Mortgage and asset-backed securities	337	315

	$217,986	$197,654

At December 31, 2022, and 2021, there were no contractual investment commitments. There were no significant concentrations of debt securities by issuer or by industry, other than U.S. Treasury securities.

At December 31, 2022, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $386 respectively. At December 31, 2021, the amortized cost and fair value of securities on deposit with various state and governmental authorities was $400 and $411 respectively.

5.     FAIR VALUE MEASUREMENTS:

The Company categorizes the financial assets and liabilities carried at fair value in its balance sheets based upon a three-level valuation hierarchy. The Company carries the following financial instruments at fair value in the Company’s financial statements: debt securities, cash equivalents such as money market funds, and separate account assets. The hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable valuation inputs (Level 3). If the inputs used to measure a financial asset or liability cross different levels of the hierarchy, categorization is based on the lowest level input that is significant to the fair value measurement.

17

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.     FAIR VALUE MEASUREMENTS (CONTINUED):

Management’s assessment of the significance of a particular input to the overall fair value measurement of a financial asset or liability requires judgment, and considers factors specific to the asset or liability. The three levels are described below:

•	Level 1 – Financial assets and liabilities whose values are based on unadjusted quoted prices for identical assets and liabilities in an active market.

•

Level 2 – Financial assets and liabilities whose values are based on quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability.

•

Level 3 – Financial assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable in the market and significant to the overall fair value measurement. These inputs reflect management’s judgment about the assumptions that a market participant would use in pricing the asset or liability and are based on the best available information, some of which is internally developed.

The Company’s available-for-sale debt securities generally use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. The fair value of U.S. Treasury debt securities is based on quoted prices in active markets that are readily and regularly obtainable and are reflected in Level 1. While the Company obtains values for the debt securities it holds from independent pricing services, it is ultimately management’s responsibility to determine whether the value obtained and recorded to the financial statements are representative of fair value.

Cash equivalents are reported at fair value on a recurring basis and include money market instruments. Fair values of these cash equivalents may be determined using public quotations which are reflected in Level 1.

Separate account assets are invested in mutual funds whose value is based on the underlying net asset value of these funds. Open ended mutual funds in the Separate Account produce a daily NAV that is validated with a sufficient level of observable activity to support classification of the fair value measurement as Level 1.

18

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.     FAIR VALUE MEASUREMENTS (CONTINUED):

The following fair value hierarchy table presents information about the Company’s assets measured at fair value on a recurring basis as of:

	December 31, 2022
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$35,295	$—	$—	$35,295
States and political subdivisions	—	1,276	—	1,276
Corporate and other debt securities	—	160,768	—	160,768
Mortgage and asset-backed securities	—	315	—	315

Total available-for-sale debt securities	35,295	162,359	—	197,654
Cash equivalents	12,618	—	—	12,618

Subtotal excluding separate account assets	47,913	162,359	—	210,272
Separate account assets	3,189,076	—	—	3,189,076

Total	$3,236,989	$162,359	$—	$3,399,348

	December 31, 2021
	Quoted Market Prices in Active Markets (Level 1)	Pricing Methods with Significant Observable Market Inputs (Level 2)	Pricing Methods with Significant Unobservable Market Inputs (Level 3)	Total Estimated Fair Value
Assets:
Available-for-sale debt securities:
U.S. Treasury securities	$27,634	$—	$—	$27,634
States and political subdivisions	—	1,440	—	1,440
Corporate and other debt securities	—	192,255	—	192,255
Mortgage and asset-backed securities	—	692	—	692

Total available-for-sale debt securities	27,634	194,387	—	222,021
Cash equivalents	17,586	—	—	17,586

Subtotal excluding separate account assets	45,220	194,387	—	239,607
Separate account assets	3,961,316	—	—	3,961,316

Total	$4,006,536	$194,387	$—	$4,200,923

19

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

5.     FAIR VALUE MEASUREMENTS (CONTINUED):

There were no Level 3 assets held by the Company during 2022 or 2021. There were no transfers into or out of Level 3 during 2022 or 2021.

Financial Instruments Not Carried at Fair Value

Certain financial instruments are not required to be measured at fair value in the financial statements but are disclosed if it is practicable to estimate such values.

The following include disclosures for other financial instruments not carried at fair value and not included in the above discussion:

	December 31, 2022		December 31, 2021
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Policy loans	$47	$47	$45	$45
Reinsurance deposit and receivables	24,691	24,144	26,084	27,685

	$24,738	$24,191	$26,129	$27,730

Financial Liabilities:
Contract holder deposit funds	$93,140	$91,271	$97,416	$100,923

The following methods and assumptions were used to estimate the fair value of each class of financial instruments:

Policy Loans

Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, the outstanding principal balance is considered to be a reasonable estimate of the fair value of policy loans.

Reinsurance Deposit and Receivables

Fair values for certain of the Company’s reinsurance deposits for the fixed portion of the variable annuities contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest rates versus contract rates.

Contract Holder Deposit Funds

Fair value for the Company’s contract holder deposit fund liabilities for the fixed portion of the variable annuity contracts in payout and the fixed immediate annuity contracts are estimated using discounted cash flow calculations based on expected current offering interest and mortality rates versus contract rates.

The fixed portion of variable deferred annuity products is carried at account value and can be withdrawn without prior notice pursuant to the terms of the annuity contract. The fixed portion of variable deferred annuity products is an integral part of the contract, and consequently the account value is considered to be a reasonable estimate of the fair value of the contract.

20

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.     INCOME TAXES:

The components of the provision for income taxes attributable to operations were as follows:

	Years Ended December 31,
	2022	2021	2020
Current:
Federal	$1,405	$2,221	$2,640
State	21	4	23

	1,426	2,225	2,663

Deferred:
Federal	(207)	950	310

Income tax expense	$1,219	$3,175	$2,973

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Life insurance corporations in New York remain subject to a franchise tax. However, for tax years beginning on or after January 1, 2003, in no event may the franchise tax on life insurance corporations, computed prior to the application of tax credits, be less than 1.5% of premiums or more than 2.0% of premiums. Accordingly, state deferred taxes are no longer recorded for the Company as it believes that the reversal of temporary differences will have no impact on the state income tax that it will pay in the future.

Significant components of the Company’s net deferred tax liability were as follows:

	December 31,
	2022	2021
Deferred income tax assets (liabilities):
Deferred policy acquisition costs	$(10,879)	$(11,133)
Contract holder reserves	2,890	3,763
Contract holder reserves - Tax Cuts and Jobs Act (“TCJA”) Transition Adjustment	192	257
Unrealized gains on available-for-sale securities	4,270	(1,117)
Deferred revenue	81	83
Other, net	17	7

Net deferred tax liability before valuation allowance	(3,429)	(8,140)

Valuation allowance	—	—

Net deferred tax liability after valuation allowance	$(3,429)	$(8,140)

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

	Years Ended December 31,
	2022	2021	2020

Tax provision at U.S. Federal statutory rate	$1,787	$4,774	$3,783
Dividends received deduction	(985)	(1,913)	(1,555)
(Decrease) increase in valuation allowance	—	—	—
Provision to return adjustment	396	308	707
Other, net	21	6	38

Income tax expense (benefit)	$1,219	$3,175	$2,973

21

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

6.     INCOME TAXES (CONTINUED):

The Company paid FILI net federal and state income taxes of $774, $2,481, and $2,606 in 2022, 2021, and 2020 respectively, related to the Company’s separate-company basis.

The Company recognizes uncertain tax provisions that have a greater than 50% likelihood of being sustained upon examination by the taxing authorities. As a result, the Company applies a more-likely-than-not recognition threshold for all tax uncertainties.

The Company’s management believes that adequate provision has been made in the financial statements for any potential tax uncertainties.

On March 27, 2020, the Coronavirus Aid, Relief, and Economics Security Act (the “CARES Act”) was enacted into law. One provision of the CARES Act amends the Tax Act of 2017 and allows companies with net operating losses (“NOLs”) originating in 2018, 2019 or 2020 to carry back those losses for five years. In addition, the CARES Act permits corporate taxpayers to elect to accelerate the refund schedule for any remaining AMT credits that otherwise would become incrementally refundable from 2018 through 2021. The CARES Act permits claiming the refund in full in either 2018 or 2019. Enactment of the CARES Act did not have a financial impact on the Company’s financial statements.

The Inflation Reduction Act of 2022 (“IRA”) was enacted by the U.S. Government on August 16, 2022 and includes a new corporate alternative minimum tax (“CAMT”) effective January 1, 2023. The CAMT will apply to corporations based on their affiliated group basis and requires computing the U.S. federal income tax liability under the regular corporate tax system and the CAMT.

The Company has not determined as of the reporting date if it will be liable for CAMT in 2023.

The effects of tax legislation are recognized in the period of enactment. In addition, companies are required to consider the impact of the new tax law on the realizability of deferred tax assets. The 2022 financial statements do not include an estimate of the impact of the CAMT because a reasonable estimate cannot be made.

Currently, the Company only files income tax returns in the United States. The Company is not currently under examinations and is no longer subject to U.S. federal or state tax examinations for years before 2019. The Company is not currently under examination for the income tax filings in any other jurisdictions. The Company believes that its income tax filing positions and deductions will be sustained on audit and does not anticipate any adjustment that will result in a material adverse effect on the Company’s financial condition, results of operations, or cash flows. Therefore, no reserves for uncertain tax positions have been recorded.

The Company does not anticipate any significant changes to its total unrecognized tax benefits within the next 12 months.

7.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS:

Generally, the net assets of the Company available for payment as dividends to FILI are limited to the excess of the Company’s net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities. Under New York State Insurance Laws, dividends to shareholders are limited to the lesser of the Company’s net gain from operations for the year ended on the preceding December 31, or 10% of the Company’s surplus held for policyholders as of the preceding December 31. The Company paid a dividend of $10,800, $10,800 and $0 to FILI during 2022, 2021 and 2020, respectively.

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the New York State Insurance Department which vary with GAAP in certain respects. Prescribed statutory accounting

22

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

7.     STOCKHOLDER’S EQUITY AND DIVIDEND RESTRICTIONS (CONTINUED):

practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations and general administrative rules. The principal differences with GAAP are that statutory financial statements do not reflect DAC, recognition of deferred income tax assets are limited, bonds are generally carried at amortized cost, insurance liabilities are presented net of reinsurance assets, and future policy benefit liabilities are estimated using different actuarial assumptions. The Company does not rely on the use of any permitted statutory accounting practices.

Net income and capital and surplus as determined in accordance with statutory accounting practices were as follows:

	Years Ended December 31,
	(Unaudited)	(Audited)	(Audited)

	2022	2021	2020

Statutory net income	$13,186	$10,701	$10,778
Statutory surplus	$112,281	$110,394	$110,443

8.     AFFILIATED COMPANY TRANSACTIONS:

The Company has a services agreement with Fidelity Investments Institutional Operations Company LLC and Fidelity Distributors Company LLC, both wholly-owned subsidiaries of FMR LLC, under which the Company provides certain shareholder account services (recordkeeping and customer reporting, customer support, and preparing/distributing marketing materials) with respect to Investor Class shares of the Fidelity Variable Insurance Product Funds. The Company earned fees of $8,185 $8,895 and $7,135 in 2022, 2021 and 2020, respectively, under these agreements. These fees are included in Fund administration fees in the Statements of Comprehensive Income.

The Company’s insurance contracts are distributed through Fidelity Brokerage Services LLC, Fidelity Insurance Agency, Inc. (“FIA”), and Fidelity Distributors Company LLC, all of which are wholly-owned subsidiaries of FMR LLC. The Company has an agreement with FIA under which the Company pays FIA sales compensation of 3% of annuity payments received for its variable deferred and immediate annuity contracts. The Company pays FIA 37.5% of term life insurance first-year premiums. The Company incurred expenses in the amount of $3,008, $4,768, and $3,394 to FIA in 2022, 2021 and 2020, respectively.

The Company has administrative services agreements with FILI and FMR LLC and its subsidiaries whereby certain administrative and other services are provided to the Company. The Company incurred expenses of $3,649, $3,367, and $3,269 with FILI and $224, $315 and $290 with FMR LLC and its subsidiaries in 2022, 2021 and 2020 respectively. Intercompany balances are settled in accordance with the terms of the respective agreements.

The Company has an agreement with Fidelity Institutional Asset Management LLC whereby investment and managerial advice is provided to the Company. The Company incurred expenses of $351, $669, and $652 in 2022, 2021 and 2020, respectively for such services.

FMR LLC sponsors a Profit-Sharing Plan covering substantially all eligible company employees. Payments are made to the trustee by FMR LLC annually for the Profit-Sharing Plan. FMR LLC’s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The costs charged to the Company were $211, $185, and $204 in 2022, 2021 and 2020, respectively.

The Company participates in various share-based compensatory plans sponsored by FMR LLC and is allocated a compensation charge from FMR LLC that is amortized over the period in which it is earned. These share-based compensation arrangements generally provide holders with participation in changes in FMR LLC’s Net Asset Value per share (as defined) over their respective terms.    All plans are settled in cash or promissory notes at the end of their defined term or when plan participants are no longer employees. The aggregate expenses related to these plans charged to the Company were $457, $464, and $459 in 2022, 2021 and 2020, respectively.

23

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

9.     UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:

Underwriting, acquisition and insurance expenses were as follows:

	Years Ended December 31,
	2022	2021	2020
Underwriting, acquisition and insurance expenses:
Commissions, gross	$3,008	$4,768	$3,394
Compensation and benefits	2,346	1,961	1,866
Capitalization of deferred policy acquisition costs	(3,011)	(4,770)	(3,411)
Amortization (accretion) of deferred policy acquisition costs	7,943	(1,501)	869
Rent expense	114	218	181
Taxes, licenses and fees	208	142	(178)
General insurance expenses	1,673	1,695	1,590

Total underwriting, acquisition and insurance expenses	$12,281	$2,513	$4,311

Amortization of deferred policy acquisition costs is adjusted periodically as estimates of future gross profits are revised to reflect actual and expected future experience. The Company (increased) decreased amortization by ($2,914), $6,312, and $3,383 in 2022, 2021 and 2020, respectively, to reflect actual and expected future experience for investment performance, persistency (including internal replacements), administrative expenses and inflation assumptions. This adjustment has been reflected in amortization expense.

10.     REINSURANCE:

The Company retains a maximum coverage per individual life of $25 plus 30% of the excess over $25 with a maximum initial retention not to exceed $100 for its life insurance business issued before March 1, 2008. The Company retains a flat $100 per individual life for its life business issued on and after March 1, 2008. The Company reinsures certain guarantee provisions and mortality on its annuity contracts and portions of annuity income that are fixed. The Company reinsures substantially all of its GMDB provisions for business issued prior to July 1, 2001. The Company reinsures 100% of its GMWB provisions issued prior to January 1, 2009, and 90% for business issued in the first quarter of 2009. The GMWB product and associated reinsurance contract were discontinued for new business effective March 31, 2009.

The Company has entered into a coinsurance agreement for substantially all of the fixed portion of the variable income annuity product and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009. The Company retains 100% of the risk for annuitizations of deferred annuity products where annuitization occurs on or after June 1, 2009. Sales of the variable income annuity product with a fixed payment option were discontinued in May 2008. The Company is subject to concentration of risk with respect to this reinsurance agreement. The reinsurance receivable is accounted for as a deposit asset and is recorded in reinsurance deposit and receivables on the balance sheets. Under this reinsurance agreement, the Company receives a front end ceding expense allowance ranging from 2.5% to 3.5% of premiums and an annual allowance of a percentage of assets ranging from 0.30% to 0.60%.

Revenue from the reinsurance agreement and benefit expense from the underlying annuity contracts are recognized over the lives of the underlying contracts.

24

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

10.     REINSURANCE (CONTINUED):

Financial information related to the coinsurance agreement for the fixed portion of the variable income annuity and the fixed income annuities which arise through the annuitization of deferred annuity products if annuitization is prior to June 1, 2009 is as follows:

	As of December 31,
	2022	2021
Reinsurance deposits and receivables:
Principal Life Insurance Company	$21,644	$22,906

Contract holder deposit funds and future contract and policy benefits	$21,644	$22,906

Interest on reinsurance deposit	$1,126	$1,140

Contract and policy benefits and expenses	$1,026	$1,025

The Company’s deposit assets under the reinsurance agreement with Principal Life Insurance Company is partially secured by investments held in a collateral account which offers the Company additional protection and reduces the risk of loss to the Company that could result from failure of this reinsurer.

The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk arising from similar activities or economic characteristics of the reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Any expected credit losses are reflected in the allowance for credit losses, after considering any collateral. The Company did not record an allowance for credit loss on reinsurance deposits and receivables as of December 31, 2022.

Additional information on direct business written and reinsurance ceded for the years ended December 31, was as follows:

	Years Ended December 31,
	2022	2021	2020

Direct life premiums	$801	$863	$892
Reinsurance ceded, net of ceding expense allowance and reinsurance premiums	(333)	(359)	(634)

Net premiums	$468	$504	$258

Direct contract and policy benefits	$4,038	$4,993	$5,792
Reinsurance ceded benefits incurred	(923)	(1,081)	(1,102)
Reinsurance costs	1,110	1,367	1,167

Net contract and policy benefits	$4,225	$5,279	$5,857

11.     COMMITMENTS AND CONTINGENCIES:

The Company is, from time to time, involved in various legal actions concerning policy benefits and certain other matters. Those actions are considered by the Company in estimating policy reserves and other liabilities. The Company believes that the resolution of those actions should not have a material adverse effect on stockholder’s equity or net income.

Regulatory Matters

Under existing guaranty fund laws in all states, insurers licensed to do business in those states can be assessed for certain obligations of insolvent insurance companies to policyholders and claimants. The actual amount of such assessments will depend upon the final outcome of rehabilitation proceedings and will be paid over several years.

25

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(A Wholly-Owned Ultimate Subsidiary of FMR LLC)

NOTES TO FINANCIAL STATEMENTS

(Dollars in thousands)

12.     SUBSEQUENT EVENTS:

The Company has evaluated subsequent events from the balance sheet date through April 28, 2023 and did not identify any other events that would require adjustments to, or disclosure in, the financial statements.

26

PART C

OTHER INFORMATION

Item 27. Exhibits

(a)	Board of Directors Resolution

(1)

Resolution of Board of Directors of Empire Fidelity Investments Life Insurance Company (“Empire Fidelity Investments Life”) establishing the Empire Fidelity Investments Variable Annuity Account A. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(2)

Board of Directors Resolution incorporated by reference from Post-Effective Amendment No. 34 to Registration Statement on Form N-4, Reg. No. 33-54924 on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2022.

(b)	Custodian Agreements - Not Applicable

(c)	Underwriting Contracts

(1)

Distribution Agreement between Empire Fidelity Investments Life and Fidelity Brokerage Services LLC. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(d)	Contracts

(1)

Specimen Variable Annuity Contract Incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(2)

Endorsement for Qualified Contracts Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(e)	Applications

(1)

Application for Variable Annuity Contract Incorporated by reference from Post-Effective Amendment No. 4 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(f)	Depositor’s Certification of Incorporation and By-Laws

(1)

Charter of Empire Fidelity Investments Life Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(2)

Amended By-laws of Empire Fidelity Investments Life Incorporated by reference from Post-Effective No. 5 to Registration Statement filed on Form N-4 on April  25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(g)	Reinsurance Contracts - Not Applicable

(h)	Participation Agreements

(1)

Participation Agreement between Empire Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the “Adviser”), Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(2)

Participation Agreement between Empire Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. (“FUND”), and PILGRIM BAXTER & ASSOCIATES, LTD. (“ADVISER”). Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(3)

Participation Agreement between Empire Fidelity Investments Life and MORGAN STANLEY VARIABLE INSURANCE FUND INC. (the “Fund”), and MORGAN STANLEY INVESTMENT MANAGEMENT INC. (the “Adviser”). Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(4)

Participation Agreement between Empire Fidelity Investments Life and Warburg, Pincus Trust, (the “Fund”); Warburg, Pincus Counsellors, Inc. (the “Adviser”); and Counsellors Securities Inc. Incorporated by reference from Post-Effective Amendment No. 6 to Registration Statement No. 33-42376, filed on August 29, 1997, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(5)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and LAZARD ASSET MANAGEMENT SECURITIES LLC (“Adviser”) and LAZARD RETIREMENT SERIES, INC. (“Fund”). Incorporated by reference from Post-Effective Amendment No. 19 to Registration Statement on Form N-4, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed on April 27, 2006.

(6)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and PIMCO Variable Insurance Trust (the “Fund”), a Delaware statutory trust, and Allianz Global Investors Distributors LLC (the “Underwriter”), a Delaware limited liability company. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement on Form N-4, Reg. No. 333-127346, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on September 21, 2009.

(7)

Participation Agreement between Empire Fidelity Investments Life Insurance Company and Fidelity Distributors Corporation and each of Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV, and Variable Insurance Products Fund V incorporated by reference from Post-Effective Amendment No. 34 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2022.

(i)	Administrative Contracts - Not Applicable

(i)	Other Material Contracts

(1)

Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Life. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(2)

Service Agreement between Empire Fidelity Investments Life and Fidelity Investments Corp rate Services. Incorporated by reference from Post-Effective Amendment No. 5 to Registration Statement filed on Form N-4 on April 25, 1997, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A.

(k)	Legal Opinion

Legal opinion and consent of Lance A. Warrick filed herein as Exhibit (k)

(l)	Other Opinions

Written consent of PricewaterhouseCoopers LLP filed herein as Exhibit (l)

(m)	Omitted Financial Statements - Not Applicable

(n)	Initial Capital Agreements - Not Applicable

(o)	Form of Initial Summary Prospectuses - Not Applicable

(p)	Power of Attorney

(1)

Power of Attorney for William J. Johnson, Jr. incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(2)

Power of Attorney for Malcolm MacKay incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(3)

Power of Attorney for Miles Mei incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(4)

Power of Attorney for Kathleen A. Murphy incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(5)

Power of Attorney for Rodney R. Rohda incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(6)

Power of Attorney for Roger T. Servison incorporated by reference from Post-Effective Amendment No. 28 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2016.

(7)

Power of Attorney for Jane P. Jamieson incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018.

(8)

Power of Attorney for Nancy D. Prior incorporated by reference from Post-Effective Amendment No. 30 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 27, 2018.

(9)

Power of Attorney for David J. Vargo incorporated by reference from Post-Effective Amendment No. 32 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2020.

(10)

Power of Attorney for Wendy E. John incorporated by reference from Post-Effective Amendment No. 33 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2021.

(11)

Power of Attorney for Gerald W. Patterson incorporated by reference from Post-Effective Amendment No. 34 to Registration Statement on Form N-4, Reg. No. 33-54924, on behalf of Empire Fidelity Investments Variable Annuity Account A, filed electronically on April 29, 2022.

(12)	Power of Attorney for Joanna Rotenberg filed herein as Exhibit (p)(12)

(13)	Power of Attorney for Richard G. Compson, Jr. filed herein as Exhibit (p)(13)

(14)	Power of Attorney for Kathryn A. Dunn filed herein as Exhibit (p)(14)

(15)	Power of Attorney for Robert W. Litle filed herein as Exhibit (p)(15)

Item 28. Directors and Officers of the Depositor

Name and Principal Business Address	Positions and Officers with Depositor
Gerald W. Patterson	Director and President
Richard G. Compson, Jr.	Director
Kathryn A. Dunn	Director
Jane P. Jamieson	Director
Wendy E. John	Director
William J. Johnson, Jr.	Director
Robert W. Litle	Director
Malcolm MacKay	Director
Kathleen A. Murphy	Director
Nancy D. Prior	Director
Rodney R. Rohda	Director
Joanna Rotenberg	Director
Roger T. Servison	Director
David J. Vargo	Director
James F. Andrea, Jr.	Head of Client Services and Operations
Joseph l. Cook-Shugart	Illustration Actuary
David M. Golino	Head of Strategy, Business Development & Finance & Chief Financial Officer
Dwight Clarke	Director, Human Resources
Robert K. Leach	Appointed Actuary
Brian N. Leary	Vice President, Chief Compliance Officer & Consumer Services Officer
Miles Mei	Treasurer
Robert G. Regan	Chief Risk Officer
Richard S. Rowland	Vice President, Channel Development
Deepa Rao Trivedi	Vice President, Technology Management
Lance A. Warrick	Vice President, General Counsel and Secretary

The principal business address for each person named in Item 28 is 900 Salem Street, Smithfield, Rhode Island 02917.

Item 29. Persons Controlled By or Under Common Control with the Depositor or the Registrant

The Depositor, Empire Fidelity Investments Life Insurance Company, is 100% owned by Fidelity Investments Life Insurance Company, a Utah Corporation. Fidelity Investments Life Insurance Company is 100% owned by FMR LLC. FMR LLC has numerous subsidiaries, including the following financial services providers:

•	Fidelity Brokerage Services LLC, a Delaware limited liability Company

•	Fidelity Distributors Company LLC, a Delaware limited liability Company

•	Fidelity Workplace Investing LLC, a Delaware limited liability Company

•	Fidelity Insurance Agency, Inc., a Massachusetts Corporation

•	Fidelity Investments Institutional Operations Company LLC, a Delaware limited liability Company

•	Fidelity Management & Research Company LLC, a Delaware limited liability Company (advisor to the Fidelity Funds including the Variable Insurance Product Funds named in the prospectus)

•	Digital Brokerage Services, LLC, a Delaware limited liability Company

•	Fidelity Prime Financing LLC, a Delaware limited liability Company

•	Green Pier Fintech LLC, a Delaware limited liability Company

•	National Financial Services LLC, a Delaware limited liability Company

Item 30. Indemnification

FMR LLC and its subsidiaries own directors’ and officers’ liability reimbursement contracts (the “Policies”), issued by National Union Fire Insurance Company, that provides coverage for “Loss” (as defined in the Policies) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Empire Fidelity Investments Life, to the extent required or permitted by applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.

There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.

A $100 million limit (policy aggregate limit) and a $500,000 deductible apply to Loss for which the directors and officers are indemnified by Empire Fidelity Investments Life Insurance Company. A $10 million limit (policy aggregate limit) and a $0 deductible apply to Loss for which the directors and officers are not indemnified by Empire Fidelity Investments Life Insurance Company.

New York law (N.Y. Bus. Corp. 722) provides, in part, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in the best interests of the corporation and, in respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.

The Text of Article VI of Empire Fidelity Investments Life Insurance Company’s By-Laws, which relates to indemnification of the directors and officers, is as follows:

ARTICLE VI

INDEMNIFICATION

Section 6.1. Indemnification of Directors, Officers, Employees and Agents. Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (including any action or suit by or in the right of the Corporation to procure a judgment in its favor) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, shall be indemnified to the extent permitted by the laws of the State of New York, against expenses (including attorney’s fees), judgments, fines and amounts paid in settlement of such action, suit or proceeding. The indemnification expressly provided by statute in a specific case shall not be deemed exclusive of any other rights to which any person indemnified may be entitled under any lawful agreement, vote of shareholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

The Board of Directors may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture or trust or other enterprise against any liability incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person in connection with the securities being registered), the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

(a)

Fidelity Brokerage Services LLC acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, and Empire Fidelity Investments Life Insurance Company.

(b)	Management

Name and Principal Business Address	Positions and Officers with Depositor
Robert R. Mascialino	Director, Chief Executive Officer, and President
Lisa D. Kriser	Assistant Secretary
Michael Lyons	Treasurer
Kevin M. McLaughlin	Chief Financial Officer
Gail R. Merken	Chief Compliance Officer
Michael Shulman	Assistant Treasurer
Marc Squires	Director
Charles Sturdy	Secretary and Chief Legal Officer

The address for each person named in Item 31(b) is 900 Salem Street, Smithfield, Rhode Island 02917.

(c)	Compensation to the Distributor:

The following aggregate amount of commissions and other compensation was received by the principal underwriter, directly or indirectly, from the Registrant for this and other variable annuity contracts issued by the Depositor, during the Registrant’s last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation
Fidelity Brokerage Services LLC	$774,318	$0	$0	$0

Item 32. Location of Accounts and Records

The records regarding the Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Empire Fidelity Investments Life Insurance Company at 640 Fifth Avenue, New York, New York 10019.

Item 33. Management Services

The contracts for management-related services between (a) Fidelity Investments Life and Empire Fidelity Investments Life is summarized in Part B. Payments under these contracts for 2022, 2021, and 2020, were $3,648,958, $3,367,084, and $3,268,846 respectively.

Item 34. Fee Representation

Empire Fidelity Investments Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy (“the contract”) offered by Empire Fidelity Investments Life Insurance Company, under this registration statement, are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Empire Fidelity Investments Life Insurance Company.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Smithfield, and State of Rhode Island, on this 28th day of April, 2023.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)
By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick,
	President		Secretary

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY

(Depositor)

By:	/s/ *	Attest:	/s/ Lance A. Warrick
	Gerald W. Patterson		Lance A. Warrick,
	President		Secretary

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated and on this 28th day of April 2023.

Signature	Title
/s/ *		)
Gerald W. Patterson	President and Director	)
)
/s/ *		)
Miles Mei	Treasurer	)
)
/s/ *		)
Richard G. Compson, Jr.	Director	)By:	/s/ Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Kathryn A. Dunn	Director	)
)
/s/ *		)
Jane P. Jamieson	Director	)
)
/s/ *		)
Wendy E. John	Director	)
)
/s/ *		)
William J. Johnson, Jr.	Director	)
)
/s/ *		)
Robert W. Litle	Director	)
)
/s/ *		)
Malcolm MacKay	Director	)

/s/ *		) )
Kathleen A. Murphy	Director	)
)
/s/ *		)
Nancy D. Prior	Director	)By:	/s/ Lance A. Warrick
		)	Lance A. Warrick
/s/ *		)	(Attorney-in-Fact)*
Rodney R. Rohda	Director	)
)
/s/ *		)
Joanna Rotenberg	Director	)
)
/s/ *		)
Roger T. Servison	Director	)
)
/s/ *		)
David J. Vargo	Director	) )